SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.4%
Australia — 3.3%
Communication Services — 0.0%
REA Group Ltd	15,170	$1,848

Consumer Discretionary — 0.4%
Aristocrat Leisure Ltd	271,275	10,494
Eagers Automotive Ltd	82,280	1,349
Harvey Norman Holdings Ltd	137,482	634
JB Hi-Fi Ltd	5,981	382
Jumbo Interactive Ltd	8,432	65
Lottery Corp Ltd/The	624,651	2,145
Super Retail Group Ltd	112,576	1,201
		16,270
Consumer Staples — 0.0%
GrainCorp Ltd, Cl A	108,386	518

Energy — 0.0%
Beach Energy	926,812	725
Yancoal Australia Ltd	231,683	763
		1,488
Financials — 0.4%
ANZ Group Holdings Ltd	86,341	2,086
Australian Ethical Investment Ltd	29,685	100
Helia Group Ltd	109,333	400
HUB24 Ltd	53,077	3,393
Medibank Pvt Ltd	1,040,135	3,317
National Australia Bank Ltd	99,514	2,796
Netwealth Group Ltd	17,509	298
Pepper Money Ltd/Australia	42,621	61
QBE Insurance Group Ltd	192,942	2,553
		15,004
Health Care — 0.4%
Cochlear Ltd	18,155	3,150
Fisher & Paykel Healthcare Corp Ltd	22,090	480
Pro Medicus Ltd	65,754	9,649
Regis Healthcare Ltd	11,851	55
		13,334
Industrials — 0.4%
Austal Ltd *	148,358	661
Brambles Ltd	295,304	4,506
Computershare Ltd	167,655	3,797
Downer EDI Ltd	146,764	775
GenusPlus Group Ltd	7,212	30
Qantas Airways Ltd	693,921	4,790
Service Stream Ltd	24,201	36
SRG Global Ltd	22,378	45
		14,640
Information Technology — 0.1%
Bravura Solutions Ltd	19,803	34
Codan Ltd	90,624	1,712
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Technology One Ltd	19,457	$361
		2,107
Materials — 1.2%
BHP Group Ltd	63,083	1,902
BlueScope Steel Ltd	138,394	2,208
Capricorn Metals Ltd *	198,493	1,877
Dyno Nobel Ltd	200,918	429
Evolution Mining Ltd	383,278	3,205
Fortescue Ltd	303,790	4,439
Genesis Minerals Ltd *	264,151	1,263
Imdex Ltd	134,041	306
Northern Star Resources Ltd	353,413	6,215
OceanaGold Corp	37,600	1,067
Orica Ltd	183,356	2,959
Orora Ltd	817,629	1,202
Perseus Mining Ltd	1,033,684	3,883
Regis Resources Ltd	280,833	1,400
Resolute Mining Ltd *	2,193,744	1,776
Rio Tinto PLC	77,667	6,243
Sandfire Resources Ltd *	44,434	527
Sims Ltd	26,234	313
South32 Ltd	204,777	484
Vault Minerals Ltd *	24,250	87
West African Resources Ltd *	215,636	427
Zimplats Holdings Ltd *	4,323	66
		42,278
Real Estate — 0.3%
Charter Hall Group ‡	220,921	3,590
Dexus ‡	501,597	2,312
GPT Group/The ‡	1,119,206	4,036
Servcorp Ltd	11,858	54
Waypoint REIT Ltd ‡	349,680	593
		10,585
Utilities — 0.1%
AGL Energy Ltd	310,318	1,922
Total Australia		119,994

Austria — 1.3%
Energy — 0.1%
OMV AG	80,843	4,496

Financials — 0.8%
BAWAG Group AG	1,523	229
Erste Group Bank AG	170,381	20,417
Raiffeisen Bank International AG	125,802	5,602
UNIQA Insurance Group AG	61,928	1,119
Vienna Insurance Group AG Wiener Versicherung Gruppe	23,645	1,861
		29,228
Industrials — 0.1%
ANDRITZ AG	34,858	2,716

SEI Institutional International Trust	1

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FACC AG *	1,900	$26
Oesterreichische Post AG	16,368	597
Palfinger AG	11,122	432
Porr Ag	24,472	920
		4,691
Materials — 0.3%
voestalpine AG	204,716	9,010
Total Austria		47,425

Belgium — 1.3%
Communication Services — 0.0%
Proximus SADP	53,055	440

Consumer Discretionary — 0.1%
D'ieteren Group	5,632	1,014

Financials — 0.8%
Ageas SA/NV	87,472	6,124
KBC Group NV	177,197	23,063
		29,187
Health Care — 0.3%
Fagron	11,940	298
UCB SA	37,061	10,319
		10,617
Industrials — 0.0%
Deme Group NV	4,916	802
Jensen-Group NV	472	33
		835
Information Technology — 0.0%
Barco NV	10,143	141
Materialise NV ADR *	6,532	36
		177
Materials — 0.1%
Bekaert SA	21,627	957
Umicore SA	121,813	2,545
		3,502
Total Belgium		45,772

Brazil — 0.9%
Consumer Discretionary — 0.2%
MercadoLibre Inc *	2,568	5,173

Consumer Staples — 0.3%
Ambev SA	3,906,000	9,879

Financials — 0.3%
Banco do Brasil SA	1,464,400	5,858
NU Holdings Ltd, Cl A *	356,620	5,970
		11,828
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 0.1%
Yara International ASA	120,005	$4,907
Total Brazil		31,787

Burkina Faso — 0.0%
Materials — 0.0%
IAMGOLD Corp *	12,800	212

Canada — 1.3%
Consumer Discretionary — 0.5%
Aritzia Inc *	3,100	265
Canada Goose Holdings Inc *	38,722	502
Exco Technologies Ltd	7,454	37
KITS Eyecare Ltd *	6,600	88
Magna International Inc, Cl A	323,333	17,252
Martinrea International Inc	52,481	397
		18,541
Energy — 0.3%
Canadian Natural Resources Ltd	116,725	3,959
Enerflex Ltd	373,100	5,760
Ensign Energy Services Inc *	31,927	59
Journey Energy Inc *	14,400	33
Paramount Resources Ltd, Cl A	18,700	330
Pason Systems Inc	3,633	32
		10,173
Financials — 0.0%
AGF Management Ltd, Cl B	14,781	176
Canaccord Genuity Group Inc	24,300	196
Sprott Inc	2,500	245
		617
Health Care — 0.0%
Knight Therapeutics Inc *	13,700	60

Industrials — 0.2%
Canadian Pacific Kansas City Ltd	84,392	6,214
Chorus Aviation Inc	4,457	69
Finning International Inc	20,900	1,134
		7,417
Information Technology — 0.1%
Celestica Inc *	4,664	1,382
Coveo Solutions Inc *	17,400	84
		1,466
Materials — 0.2%
Amerigo Resources Ltd	54,600	181
Centerra Gold Inc, Cl Common Subs. Receipt	12,746	184
Fortuna Mining Corp *	198,000	1,943
Hudbay Minerals Inc	181,300	3,604
Imperial Metals Corp *	24,700	180
Lundin Mining Corp, Cl Common Subs. Receipt	39,700	854

2	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Santacruz Silver Mining Ltd *	75,825	$732
SSR Mining Inc *	6,812	149
Thor Explorations Ltd	213,200	198
Torex Gold Resources Inc	11,700	559
		8,584
Total Canada		46,858

China — 2.0%
Communication Services — 0.2%
Tencent Holdings Ltd	95,200	7,305

Consumer Discretionary — 0.7%
Alibaba Group Holding Ltd	764,154	14,029
China Beststudy Education Group	629,000	322
Haier Smart Home Co Ltd, Cl A	2,957,539	9,235
Prosus NV	57,056	3,531
		27,117
Consumer Staples — 0.1%
Wilmar International Ltd	925,073	2,212

Financials — 0.1%
BOC Hong Kong Holdings Ltd	52,000	264
China Merchants Bank Co Ltd, Cl H	733,342	4,988
		5,252
Industrials — 0.6%
KLN Logistics Group Ltd	227,315	207
SITC International Holdings Co Ltd	2,262,705	8,096
Weichai Power Co Ltd, Cl H	1,014,930	2,463
Yangzijiang Shipbuilding Holdings Ltd	3,714,221	10,029
		20,795
Information Technology — 0.1%
VSTECS Holdings Ltd	1,648,000	1,653

Real Estate — 0.2%
China Overseas Land & Investment Ltd	5,429,421	8,574
Total China		72,908

Cote d'Ivoire — 0.0%
Materials — 0.0%
Endeavour Mining PLC	23,799	1,241

Denmark — 1.5%
Consumer Discretionary — 0.1%
Pandora A/S	17,977	1,987

Financials — 0.7%
Danske Bank A/S	433,804	21,649
Jyske Bank A/S	20,717	2,834
Ringkjoebing Landbobank A/S	8,858	2,134
		26,617
Health Care — 0.2%
Genmab A/S *	12,079	3,742
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Novo Nordisk A/S, Cl B	69,232	$3,509
		7,251
Industrials — 0.5%
AP Moller - Maersk A/S, Cl A	1,754	4,021
AP Moller - Maersk A/S, Cl B	3,791	8,693
ISS A/S	53,412	1,818
Per Aarsleff Holding A/S	21,275	2,913
Vestas Wind Systems A/S	45,049	1,218
		18,663
Total Denmark		54,518

Finland — 1.7%
Communication Services — 0.0%
Sanoma Oyj	25,237	281

Consumer Discretionary — 0.0%
Puuilo Oyj	38,560	573
Verkkokauppa.com Oyj *	6,080	28
YIT Oyj *	12,153	44
		645
Consumer Staples — 0.0%
Anora Group Oyj	6,116	28

Financials — 0.4%
Nordea Bank Abp	768,508	14,450

Health Care — 0.2%
Orion Oyj, Cl B	81,918	6,108
Pihlajalinna Oyj	598	10
		6,118
Industrials — 0.7%
Finnair Oyj	49,924	183
GRK Infra Oyj *	890	15
Kone Oyj, Cl B	15,623	1,106
Konecranes Oyj	40,361	4,417
Luotea Oyj	2,160	27
Metso Oyj	549,072	9,547
Wartsila OYJ Abp, Cl B	267,932	9,480
		24,775
Information Technology — 0.4%
Bittium Oyj	10,414	365
F-Secure Oyj	65,389	148
Incap Oyj *	3,807	43
Nokia Oyj ADR	856,837	5,544
Nokia Oyj	1,460,345	9,409
Scanfil Oyj	782	9
		15,518
Total Finland		61,815

France — 6.3%
Communication Services — 0.5%
IPSOS SA	21,401	858

SEI Institutional International Trust	3

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Orange SA	198,291	$3,307
Publicis Groupe SA	127,478	13,230
Vivendi SE	122,854	340
		17,735
Consumer Discretionary — 1.2%
Accor SA	105,874	5,965
Cie Generale des Etablissements Michelin SCA	703,429	23,301
Hermes International SCA	2,017	5,005
LVMH Moet Hennessy Louis Vuitton SE	6,209	4,677
Renault SA	103,865	4,296
		43,244
Consumer Staples — 0.5%
Carrefour SA	314,217	5,239
Danone SA	100,250	9,037
L'Oreal SA	12,111	5,196
		19,472
Energy — 0.2%
Gaztransport Et Technigaz SA	10,122	1,856
North Atlantic Energies	5,579	284
Technip Energies NV	582	22
TotalEnergies SE	70,089	4,567
		6,729
Financials — 1.1%
Amundi SA	156,773	12,949
AXA SA	128,068	6,141
BNP Paribas SA	70,603	6,675
Coface SA	69,531	1,278
SCOR SE	94,301	3,172
Societe Generale SA	109,971	8,848
		39,063
Health Care — 0.2%
Emeis SA *	37,166	622
EssilorLuxottica SA	1,882	595
Ipsen SA	42,153	5,878
		7,095
Industrials — 1.9%
Bouygues SA	88,500	4,598
Bureau Veritas SA	1,227	39
Cie de Saint-Gobain SA	337	34
Eiffage SA	33,444	4,789
Legrand SA	75,545	11,224
Rexel SA	453,637	17,781
Safran SA	27,469	9,562
Societe BIC SA	9,753	589
Teleperformance SE	238,140	17,223
Thales SA	8,520	2,297
		68,136
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.0%
Alten SA	8,105	$684
Dassault Systemes SE	43,371	1,211
Neurones	996	50
VusionGroup	2,411	576
		2,521
Materials — 0.3%
Arkema SA	196,526	11,969
Vicat SACA	7,116	633
		12,602
Real Estate — 0.2%
Carmila SA, Strike Price 866859 ‡	30,777	614
Covivio SA/France ‡	30,649	2,033
Klepierre SA ‡	118,483	4,685
		7,332
Utilities — 0.2%
Engie SA	192,677	5,059
Rubis SCA	51,760	1,942
		7,001
Total France		230,930

Gabon — 0.0%
Energy — 0.0%
BW Energy Ltd *	7,312	34

Georgia — 0.1%
Financials — 0.1%
Lion Finance Group PLC	17,043	2,126
TBC Bank Group PLC	25,607	1,397
		3,523
Total Georgia		3,523

Germany — 8.4%
Communication Services — 0.3%
Borussia Dortmund GmbH & Co KGaA	40,992	158
Deutsche Telekom AG	269,346	8,762
Scout24 SE	15,121	1,518
Trivago NV ADR *	4,663	14
		10,452
Consumer Discretionary — 1.0%
Aumovio SE *	14,287	717
Auto1 Group SE *	52,319	1,658
Bayerische Motoren Werke AG	15,188	1,646
Continental AG	176,078	13,965
Fielmann Group AG	991	50
Hornbach Holding AG & Co KGaA	5,400	529
Mercedes-Benz Group AG	250,240	17,336
Schaeffler AG	31,741	309
Zeal Network SE	44	3
		36,213

4	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy — 0.0%
Friedrich Vorwerk Group SE	7,794	$738

Financials — 1.0%
Commerzbank AG	190,645	8,041
Deutsche Bank AG	428,150	16,490
Deutsche Boerse AG	15,460	4,061
DWS Group GmbH & Co KGaA	31,848	2,092
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	7,791	5,124
Talanx AG	14,466	1,920
		37,728
Health Care — 1.0%
Bayer AG	465,868	20,194
Fresenius Medical Care AG	353,822	16,890
		37,084
Industrials — 2.8%
Cewe Stiftung & Co KGAA	1,678	204
Daimler Truck Holding AG	570,256	24,683
Deutsche Lufthansa AG	305,536	3,000
Deutz AG	82,973	818
Duerr AG	50,472	1,323
GEA Group AG	130,117	8,788
HOCHTIEF AG	8,534	3,339
Indus Holding AG	2,579	85
KION Group AG	21,573	1,703
Krones AG	3,097	490
MTU Aero Engines AG	10,761	4,458
Nordex SE *	34,840	1,180
Pfisterer Holding SE *	8,131	727
Rational AG	1,541	1,189
Rheinmetall AG	2,870	5,233
Siemens AG	3,576	1,001
Siemens Energy AG *	298,294	41,821
SMA Solar Technology AG *	18,638	733
Technotrans SE	848	34
		100,809
Information Technology — 0.5%
Atoss Software SE	2,819	380
Basler AG *	1,106	20
Elmos Semiconductor SE	4,166	470
Nemetschek SE	10,923	1,181
SAP SE	59,420	14,428
		16,479
Materials — 1.5%
AlzChem Group AG	3,019	545
Aurubis	10,215	1,478
BASF SE	452,426	23,791
Evonik Industries AG	710,697	11,084
Heidelberg Materials AG	50,983	13,209
K+S AG	93,084	1,354
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Salzgitter AG	20,131	$941
thyssenkrupp AG	181,253	1,948
		54,350
Real Estate — 0.0%
Aroundtown SA *	463,093	1,433

Utilities — 0.3%
E.ON SE	138,113	2,613
RWE AG	125,959	6,670
		9,283
Total Germany		304,569

Hong Kong — 1.7%
Consumer Discretionary — 0.2%
Chow Sang Sang Holdings International Ltd	497,432	782
Crystal International Group Ltd	633,000	545
Johnson Electric Holdings Ltd	525,996	2,012
Luk Fook Holdings International Ltd	386,000	1,165
Luyuan Group Holding Cayman Ltd	10,000	16
Melco Resorts & Entertainment Ltd ADR *	72,650	550
Yue Yuen Industrial Holdings Ltd	1,092,615	2,240
		7,310
Consumer Staples — 0.2%
Chaoda Modern Agriculture Holdings Ltd *	122,000	5
WH Group Ltd	5,261,867	5,861
		5,866
Financials — 0.4%
AIA Group Ltd	28,000	288
Bank of East Asia Ltd/The	362,189	619
Dah Sing Banking Group Ltd	407,200	559
Dah Sing Financial Holdings Ltd	148,800	676
Futu Holdings Ltd ADR *	48,320	7,934
Hong Kong Exchanges & Clearing Ltd	48,641	2,545
Hongkong Land Holdings Ltd	492,706	3,423
Prudential PLC	11,061	170
Sun Hung Kai & Co Ltd	476,000	245
		16,459
Industrials — 0.3%
Cathay Pacific Airways Ltd	64,000	102
Jardine Matheson Holdings Ltd	118,291	8,073
Swire Pacific Ltd, Cl A	219,900	1,772
Techtronic Industries Co Ltd	145,592	1,675
TS Lines Ltd	446,000	476
		12,098
Information Technology — 0.1%
PAX Global Technology Ltd	1,118,000	727
VTech Holdings Ltd	158,235	1,248
		1,975
Real Estate — 0.5%
CK Asset Holdings Ltd	1,810,497	9,154

SEI Institutional International Trust	5

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hang Lung Group Ltd	613,209	$1,201
Hang Lung Properties Ltd	2,073,065	2,295
Hysan Development Co Ltd	552,941	1,343
Kerry Properties Ltd	744,623	1,941
Sun Hung Kai Properties Ltd	258,495	3,147
Swire Properties Ltd	168,000	454
Wharf Real Estate Investment Co Ltd	19,000	60
		19,595
Total Hong Kong		63,303

India — 0.1%
Financials — 0.1%
ICICI Bank Ltd ADR	172,421	5,138

Indonesia — 0.2%
Consumer Staples — 0.0%
First Pacific Co Ltd	952,133	729
First Resources Ltd	116,300	189
Golden Agri-Resources Ltd	4,222,241	934
		1,852
Financials — 0.2%
Bank Rakyat Indonesia Persero Tbk PT	29,148,308	6,384
Total Indonesia		8,236

Ireland — 1.6%
Consumer Discretionary — 0.0%
Cairn Homes PLC	382,356	930

Financials — 1.4%
AIB Group PLC	2,016,594	21,544
Bank of Ireland Group PLC	1,405,686	26,867
		48,411
Health Care — 0.0%
Amarin Corp PLC ADR *	13,654	190

Information Technology — 0.2%
Accenture PLC, Cl A	29,476	7,909
Fineos Corp Ltd, Cl CDI *	16,698	33
		7,942
Total Ireland		57,473

Israel — 1.6%
Communication Services — 0.1%
B Communications Ltd *	25,894	215
Bezeq The Israeli Telecommunication Corp Ltd	367,342	819
Cellcom Israel Ltd	5,973	70
Nexxen International Ltd *	61,889	405
Perion Network Ltd *	46,268	443
		1,952
Consumer Discretionary — 0.0%
Castro Model Ltd	787	36
Delta Israel Brands Ltd	1,669	62
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fox Wizel Ltd	588	$58
Max Stock Ltd	56,069	450
		606
Consumer Staples — 0.0%
M Yochananof & Sons Ltd	1,514	161
Neto Malinda Trading Ltd	1,115	53
Neto ME Holdings Ltd *	521	38
		252
Energy — 0.0%
Delek Group Ltd	4,861	1,296
Paz Retail And Energy Ltd	1,015	228
		1,524
Financials — 1.0%
Altshuler Shaham Finance Ltd	56,044	129
Analyst IMS Investment Management Services Ltd	4,658	265
Ayalon Holdings Ltd	1,105	30
Bank Hapoalim BM	193,081	4,363
Bank Leumi Le-Israel BM	950,687	20,934
Harel Insurance Investments & Financial Services Ltd	46,502	1,812
IDI Insurance Co Ltd	581	44
Israel Discount Bank Ltd, Cl A	46,292	491
MENIF - Financial Services Ltd	5,824	45
More Provident Funds And Pension Ltd	6,030	28
Nawi Group Ltd	1,461	25
Phoenix Financial Ltd	87,396	3,612
Tel Aviv Stock Exchange Ltd	123,310	3,672
YD More Investments Ltd	77,711	1,377
		36,827
Health Care — 0.1%
SofWave Medical Ltd *	5,118	44
Teva Pharmaceutical Industries Ltd ADR *	58,986	1,841
		1,885
Industrials — 0.0%
El Al Israel Airlines *	158,263	812
FMS Enterprises Migun Ltd	498	37
		849
Information Technology — 0.4%
Allot Ltd *	81,001	796
Arad Ltd	1,186	19
Check Point Software Technologies Ltd *	42,309	7,851
Gilat Satellite Networks Ltd *	51,867	671
Ituran Location and Control Ltd	14,774	635
Matrix IT Ltd	5,422	238
Nice Ltd ADR *	3,647	412
One Software Technologies Ltd	4,987	138
Qualitau Ltd	5,240	993
Wix.com Ltd *	11,970	1,244
		12,997

6	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Materials — 0.0%
Israel Corp Ltd	1,693	$488
Total Israel		57,380

Italy — 3.9%
Communication Services — 0.0%
Arnoldo Mondadori Editore SpA	63,540	158
Fiera Milano SpA	29,878	274
MFE-MediaForEurope NV, Cl A	251,609	908
		1,340
Consumer Discretionary — 0.4%
CIR SpA-Compagnie Industriali *	257,347	213
De' Longhi SpA	17,264	734
Ferrari NV	17,379	6,454
Lottomatica Group Spa	103,307	2,706
Moncler SpA	7,510	480
OVS SpA	169,861	963
Sogefi SpA	40,118	159
Technogym SpA	101,700	1,918
		13,627
Consumer Staples — 0.2%
Coca-Cola HBC AG	125,655	6,487

Energy — 0.2%
Eni SpA	468,922	8,883

Financials — 1.9%
Azimut Holding SpA	34,232	1,425
Banca Mediolanum SpA	544,434	12,354
Banco di Desio e della Brianza SpA	27,977	309
FinecoBank Banca Fineco SpA	160,812	4,164
Generali	205,201	8,570
Intesa Sanpaolo SpA	790,600	5,460
Poste Italiane SpA	170,174	4,269
UniCredit SpA	289,014	23,923
Unipol Assicurazioni SpA	393,489	9,434
		69,908
Health Care — 0.1%
Philogen SpA *	10,520	288
Recordati Industria Chimica e Farmaceutica SpA	41,795	2,371
		2,659
Industrials — 0.2%
Danieli & C Officine Meccaniche SpA	20,754	892
Leonardo SpA	86,286	4,932
Ryanair Holdings PLC ADR	37,171	2,683
TREVI - Finanziaria Industriale SpA *	300,500	224
		8,731
Information Technology — 0.0%
Cy4gate SPA, Cl CDI *	7,761	74
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Utilities — 0.9%
A2A SpA	2,153,261	$5,823
ACEA SpA	45,132	1,169
Ascopiave SpA	41,746	161
Enel SpA	1,541,709	16,019
Iren SpA	384,771	1,152
Italgas SpA	618,323	6,892
		31,216
Total Italy		142,925

Japan — 17.2%
Communication Services — 0.4%
Kakaku.com Inc	65,264	962
Konami Group Corp	7,519	1,020
Nexon Co Ltd	102,000	2,490
Nintendo Co Ltd	111,700	7,536
NTT Inc	1,644,340	1,659
SKY Perfect JSAT Holdings Inc	99,035	1,265
		14,932
Consumer Discretionary — 3.2%
Aisin Corp	146,449	2,742
Asics Corp	153,942	3,693
Aucnet Inc	2,200	29
Bandai Namco Holdings Inc	184,034	4,895
Bridgestone Corp	344,814	7,753
DCM Holdings Co Ltd	39,942	414
EDION Corp	34,454	466
Fast Retailing Co Ltd	5,271	1,910
Food & Life Cos Ltd	66,920	3,374
Futaba Industrial Co Ltd	5,800	39
Goldwin Inc	19,005	304
Happinet Corp	5,000	94
Haseko Corp	249,468	4,953
Honda Motor Co Ltd	158,334	1,553
Iida Group Holdings Co Ltd	291,991	4,690
Isuzu Motors Ltd	2,400	37
JTEKT Corp	119,996	1,329
K's Holdings Corp	43,583	450
LITALICO Inc	2,600	21
Mazda Motor Corp	317,238	2,448
Mitsubishi Motors Corp	315,218	749
Niterra Co Ltd	129,667	5,709
NOK Corp	40,110	719
Open House Group Co Ltd	1,802	106
Panasonic Holdings Corp	482,556	6,252
Rinnai Corp	75,783	1,916
Ryohin Keikaku Co Ltd	264,418	4,666
Sankyo Co Ltd	226,722	3,677
Sanrio Co Ltd	421	13
Shimamura Co Ltd	25,750	1,677
Subaru Corp	554,264	11,926
Sumitomo Electric Industries Ltd	311,026	12,519
Suzuki Motor Corp	508,653	7,602

SEI Institutional International Trust	7

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Takashimaya Co Ltd	74,220	$778
Toyo Tire Corp	100,418	2,785
Toyoda Gosei Co Ltd	71,088	1,791
Toyota Boshoku Corp	36,830	592
USS Co Ltd	368,168	4,026
Yamada Holdings Co Ltd	326,859	1,082
Yamaha Corp	238,211	1,660
Yokohama Rubber Co Ltd/The	74,042	2,848
Yonex Co Ltd	34,976	740
ZOZO Inc	107,985	890
		115,917
Consumer Staples — 1.0%
Aeon Co Ltd	621,959	9,819
Ain Holdings Inc	13,838	589
H2O Retailing Corp	26,956	354
Japan Tobacco Inc	56,878	2,043
Kotobuki Spirits Co Ltd	30,627	358
Megmilk Snow Brand Co Ltd	19,148	395
MEIJI Holdings Co Ltd	63,190	1,403
Nissui Corp	158,815	1,158
Pigeon Corp	33,321	342
Suntory Beverage & Food Ltd	614,830	18,478
		34,939
Energy — 0.4%
Cosmo Energy Holdings Co Ltd	58,505	1,560
ENEOS Holdings Inc	324,064	2,291
Idemitsu Kosan Co Ltd	84,046	636
Inpex Corp	248,465	4,966
Japan Petroleum Exploration Co Ltd	87,430	878
Nippon Mining Holdings *	334,204	4,175
		14,506
Financials — 1.3%
Fukuoka Financial Group Inc	189,457	6,124
Japan Post Holdings Co Ltd	783,847	8,265
Japan Post Insurance Co Ltd	99,060	2,977
Keiyo Bank Ltd/The	7,900	84
Kita-Nippon Bank Ltd/The	1,300	38
Mitsubishi UFJ Financial Group Inc	465,663	7,386
Miyazaki Bank Ltd/The	900	38
Mizuho Financial Group Inc	111,500	4,066
Nomura Holdings Inc	368,700	3,069
Resona Holdings Inc	808,753	7,692
San ju San Financial Group Inc	1,800	51
SBI Holdings Inc	64,400	1,387
Sony Financial Group Inc *	22,808	24
Sumitomo Mitsui Financial Group Inc	127,673	4,103
Toho Bank Ltd/The	8,600	30
Tokio Marine Holdings Inc	40,178	1,484
TOMONY Holdings Inc	6,300	32
		46,850
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 1.6%
Alfresa Holdings Corp	91,849	$1,427
Asahi Intecc Co Ltd	70,038	1,312
Chugai Pharmaceutical Co Ltd	124,620	6,533
Hisamitsu Pharmaceutical Co Inc	27,775	778
Hoya Corp	31,956	4,844
Medipal Holdings Corp	97,271	1,721
Nipro Corp	57,039	538
Olympus Corp	1,176,097	14,902
Santen Pharmaceutical Co Ltd	181,187	1,878
Shionogi & Co Ltd	806,344	14,585
Ship Healthcare Holdings Inc	32,579	546
Suzuken Co Ltd/Aichi Japan	33,557	1,312
Takeda Pharmaceutical Co Ltd	267,521	8,305
Terumo Corp	32,214	468
Tsumura & Co	33,931	881
		60,030
Industrials — 4.4%
Amada Co Ltd	248,329	2,936
ANA Holdings Inc	90,760	1,723
Asahi Diamond Industrial Co Ltd	4,900	26
Central Japan Railway Co	283,065	7,836
COMSYS Holdings Corp	54,281	1,579
Dai Nippon Printing Co Ltd	231,987	3,991
Daihatsu Infinearth Mfg Co Ltd	3,200	52
Daikin Industries Ltd	154,500	19,746
EXEO Group Inc	104,183	1,729
Fuji Corp/Aichi	40,450	942
Fujikura Ltd	43,785	4,852
Gecoss Corp	2,800	26
Hanwa Co Ltd	12,955	593
Hazama Ando Corp	45,155	545
Hikari Tsushin Inc	2,787	780
Hirakawa Hewtech Corp	2,600	48
Hitachi Ltd	110,000	3,447
Inaba Denki Sangyo Co Ltd	46,179	753
INFRONEER Holdings Inc	226,549	3,094
Japan Airlines Co Ltd	85,921	1,592
JGC Holdings Corp	66,661	808
Kajima Corp	207,250	7,723
Kamigumi Co Ltd	42,946	1,388
Kanaden Corp	2,000	27
Kanematsu Corp	104,792	1,205
Kinden Corp	69,543	3,015
Kitz Corp	12,200	136
Komatsu Ltd	120,247	3,813
KPP Group Holdings Co Ltd	13,100	69
Kubota Corp	360,153	5,100
MEITEC Group Holdings Inc	15,799	357
MINEBEA MITSUMI Inc	748,106	15,043
MIRAIT ONE corp	30,841	690
Mitsubishi Electric Corp	90,300	2,631
Mitsubishi Heavy Industries Ltd	359,651	8,774

8	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nachi-Fujikoshi Corp	1,200	$33
Nagase & Co Ltd	23,886	581
NGK Insulators Ltd	123,881	2,657
Nisshinbo Holdings Inc	80,910	678
NSK Ltd	223,191	1,392
Obayashi Corp	320,533	6,704
OSG Corp	33,606	490
Penta-Ocean Construction Co Ltd	113,899	1,148
Recruit Holdings Co Ltd	91,542	5,140
Sanko Gosei Ltd	28,900	164
Sanwa Holdings Corp	1,689	44
Shimizu Corp	301,017	5,136
SHO-BOND Holdings Co Ltd	43,000	364
Sumitomo Corp	63,398	2,193
Sumitomo Heavy Industries Ltd	62,913	1,667
Taisei Corp	92,780	8,787
Takeuchi Manufacturing Co Ltd	16,098	693
Tanseisha Co Ltd	9,300	93
Totetsu Kogyo Co Ltd	900	26
Toyota Tsusho Corp	410,317	13,826
Tsubakimoto Chain Co	36,414	537
Tsubakimoto Kogyo Co Ltd	1,800	33
Visional Inc *	7,693	491
Yurtec Corp	2,900	51
		159,997
Information Technology — 2.6%
Advantest Corp	51,360	6,490
Alps Alpine Co Ltd	102,857	1,312
Amano Corp	22,600	609
Anritsu Corp	76,435	1,095
Argo Graphics Inc	3,600	37
BIPROGY Inc	45,490	1,570
Brother Industries Ltd	113,692	2,270
Canon Inc	405,632	11,994
Canon Marketing Japan Inc	18,650	820
Celsys Inc	3,300	35
Citizen Watch Co Ltd	946	8
Comture Corp	6,900	75
Daiwabo Holdings Co Ltd	31,063	612
Furuno Electric Co Ltd	29,363	1,490
GMO internet group Inc	33,718	842
Innotech Corp	2,500	33
Japan Aviation Electronics Industry Ltd	25,000	402
Japan Electronic Materials Corp	5,900	145
Japan Material Co Ltd	2,700	27
Keyence Corp	13,007	4,702
Koa Corp	27,500	240
Konica Minolta Inc	249,317	1,084
Mabuchi Motor Co Ltd	105,006	965
Marubun Corp	9,300	77
Murata Manufacturing Co Ltd	1,091,611	22,546
NEC Corp	232,544	7,863
Nichicon Corp	25,800	270
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nippon Ceramic Co Ltd	3,600	$87
Nippon Electric Glass Co Ltd	18,420	724
Obic Co Ltd	93,656	2,938
Oki Electric Industry Co Ltd	5,700	72
Optex Group Co Ltd	4,400	72
Oracle Corp Japan	7,993	671
RYODEN CORP	1,200	28
Seiko Epson Corp	173,579	2,199
Shimadzu Corp	15,901	423
Siix Corp	5,900	49
Socionext Inc	10,300	144
Sumida Corp	11,400	83
System Support Holdings Inc	5,600	52
Tazmo Co Ltd	6,300	83
TDK Corp	998,896	14,123
TIS Inc	118,293	3,971
Uchida Yoko Co Ltd	400	27
Wacom Co Ltd	54,500	282
Yokogawa Electric Corp	68,017	2,180
		95,821
Materials — 1.4%
ADEKA Corp	61,992	1,536
Asahi Kasei Corp	632,310	5,617
Daicel Corp	112,930	1,010
Daido Steel Co Ltd	65,015	664
JFE Holdings Inc	342,975	4,370
Kaneka Corp	20,851	585
Kobe Steel Ltd	201,578	2,662
Lintec Corp	23,484	662
Mitsubishi Chemical Group Corp	453,083	2,650
Mitsubishi Materials Corp	58,764	1,378
Mitsui Chemicals Inc	183,956	2,351
Mitsui Kinzoku Co Ltd	9,777	1,102
Nippon Fine Chemical Co Ltd	1,400	26
Nippon Kayaku Co Ltd	67,242	722
Nippon Paint Holdings Co Ltd	14,359	96
Nippon Shokubai Co Ltd	66,655	853
Nippon Steel Corp	1,578,280	6,454
Nissan Chemical Corp	38,969	1,338
Nitto Denko Corp	192,492	4,580
Oji Holdings Corp	258,841	1,420
Rengo Co Ltd	124,247	963
Soken Chemical & Engineering Co Ltd	2,300	39
Taiheiyo Cement Corp	60,080	1,492
Tokuyama Corp	35,013	921
Toray Industries Inc	666,327	4,341
Tosoh Corp	128,058	1,923
Zeon Corp	84,394	965
		50,720
Real Estate — 0.3%
Daiwa House Industry Co Ltd	56,546	1,877

SEI Institutional International Trust	9

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sumitomo Realty & Development Co Ltd	347,984	$8,731
		10,608
Utilities — 0.6%
Chubu Electric Power Co Inc	398,714	6,139
Chugoku Electric Power Co Inc/The	178,856	1,137
Electric Power Development Co Ltd	78,068	1,578
Hokkaido Electric Power Co Inc	84,239	564
Hokuriku Electric Power Co	74,194	463
Kansai Electric Power Co Inc/The	372,416	5,845
Kyushu Electric Power Co Inc	227,585	2,440
Osaka Gas Co Ltd	20,837	723
Shikoku Electric Power Co Inc	101,404	1,005
Tohoku Electric Power Co Inc	202,195	1,489
Tokyo Electric Power Co Holdings Inc *	529,708	2,226
		23,609
Total Japan		627,929

Liechtenstein — 0.0%
Financials — 0.0%
VP Bank AG, Cl A	992	105

Luxembourg — 0.7%
Communication Services — 0.1%
SES SA, Cl A	540,938	3,496

Materials — 0.6%
APERAM SA	18,318	756
ArcelorMittal SA	496,811	22,799
		23,555
Total Luxembourg		27,051

Macao — 0.4%
Consumer Discretionary — 0.4%
Galaxy Entertainment Group Ltd	2,987,091	14,727

Netherlands — 5.1%
Communication Services — 0.0%
Havas NV	36,228	724

Consumer Discretionary — 0.0%
Kendrion NV	1,440	24

Consumer Staples — 0.4%
Acomo NV	1,963	56
Koninklijke Ahold Delhaize NV	360,295	14,765
		14,821
Energy — 0.1%
SBM Offshore NV	72,274	2,078

Financials — 2.3%
ABN AMRO Bank NV	303,406	10,594
Adyen NV *	3,774	6,082
Aegon Ltd	702,239	5,457

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Euronext NV	35,265	$5,294
HAL Trust	5,099	846
ING Groep NV	1,457,552	40,943
NN Group NV	189,148	14,583
		83,799
Health Care — 0.5%
Argenx SE ADR *	4,959	4,170
Argenx SE *	1,659	1,399
Koninklijke Philips NV	431,589	11,744
		17,313
Industrials — 0.4%
Koninklijke BAM Groep SE	250,998	2,735
Koninklijke Heijmans N.V	15,371	1,219
Randstad NV	272,762	10,349
Wolters Kluwer NV	15,743	1,630
		15,933
Information Technology — 1.4%
ASM International NV	12,956	7,838
ASML Holding NV	14,131	15,217
ASML Holding NV, Cl G	24,684	26,408
Nedap NV	1,390	147
		49,610
Materials — 0.0%
AMG Critical Materials NV	21,412	713

Real Estate — 0.0%
Eurocommercial Properties NV ‡	14,430	441
Total Netherlands		185,456

New Zealand — 0.2%
Health Care — 0.2%
Fisher & Paykel Healthcare Corp Ltd	276,531	6,001

Industrials — 0.0%
Freightways Group Ltd	8,186	68

Information Technology — 0.0%
Xero Ltd *	17,247	1,306
Total New Zealand		7,375

Nigeria — 0.1%
Communication Services — 0.1%
Airtel Africa PLC	387,948	1,854
IHS Holding Ltd *	50,240	375
		2,229
Total Nigeria		2,229

Norway — 1.1%
Consumer Discretionary — 0.0%
Europris ASA	86,570	820
SATS ASA	8,582	35
		855

10	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 0.1%
Orkla ASA	350,813	$3,904

Energy — 0.8%
Aker Solutions ASA	313,569	958
BW Offshore Ltd	22,654	101
Equinor ASA	1,154,434	27,205
Solstad Offshore ASA	11,263	49
		28,313
Financials — 0.1%
DNB Bank ASA	99,865	2,780

Health Care — 0.0%
PhotoCure ASA *	4,218	30

Industrials — 0.1%
AF Gruppen ASA	3,040	57
Hoegh Autoliners ASA	46,886	453
Moreld AS	21,970	41
Norwegian Air Shuttle ASA	89,977	155
Wallenius Wilhelmsen ASA, Cl B	49,653	494
Wilh Wilhelmsen Holding ASA, Cl B	1,537	83
		1,283
Information Technology — 0.0%
Kitron ASA	92,100	663
Pexip Holding ASA	59,355	457
		1,120
Materials — 0.0%
Norsk Hydro ASA	84,384	651
Total Norway		38,936

Portugal — 0.4%
Communication Services — 0.0%
NOS SGPS SA	48,659	229

Consumer Staples — 0.2%
Jeronimo Martins SGPS SA	223,004	5,303
Sonae SGPS SA	937,968	1,776
		7,079
Financials — 0.1%
Banco Comercial Portugues SA, Cl R	4,468,976	4,701

Industrials — 0.1%
CTT-Correios de Portugal SA	26,131	228
Mota-Engil SGPS SA	108,693	630
Teixeira Duarte SA *	406,490	305
		1,163
Utilities — 0.0%
REN - Redes Energeticas Nacionais SGPS SA	304,397	1,150
Total Portugal		14,322
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Singapore — 1.9%
Communication Services — 0.2%
IGG Inc	237,587	$117
Singapore Telecommunications Ltd	2,466,200	8,721
		8,838
Consumer Discretionary — 0.3%
Sea Ltd ADR *	89,227	11,383

Consumer Staples — 0.0%
Sheng Siong Group Ltd	168,216	344

Energy — 0.0%
Hafnia Ltd	39,685	214

Financials — 0.7%
DBS Group Holdings Ltd	135,425	5,929
iFAST Corp Ltd	190,500	1,409
Oversea-Chinese Banking Corp Ltd	283,398	4,352
Singapore Exchange Ltd	382,363	5,031
United Overseas Bank Ltd	275,813	7,508
		24,229
Industrials — 0.4%
ComfortDelGro Corp Ltd	900,659	1,035
Frencken Group Ltd	77,700	83
Hong Leong Asia Ltd	90,300	168
Pan-United Corp Ltd	15,100	14
SIA Engineering Co Ltd	158,000	442
Singapore Airlines Ltd	845,662	4,197
Singapore Technologies Engineering Ltd	1,233,460	8,056
Wee Hur Holdings Ltd	63,100	36
		14,031
Information Technology — 0.2%
Aztech Global Ltd	53,700	27
CSE Global Ltd	1,167,500	892
STMicroelectronics NV, Cl Y	32,653	847
UMS Integration Ltd	1,070,200	1,179
Venture Corp Ltd	353,244	4,154
		7,099
Real Estate — 0.1%
Centurion Corp Ltd	467,400	486
City Developments Ltd	269,846	1,678
Frasers Property Ltd	14,600	13
Ho Bee Land Ltd	14,900	25
Singapore Land Group Ltd	6,600	16
UOL Group Ltd	243,169	1,651
		3,869
Total Singapore		70,007

SEI Institutional International Trust	11

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
South Korea — 1.0%
Consumer Discretionary — 0.2%
Coupang Inc, Cl A *	240,708	$5,679

Financials — 0.2%
Shinhan Financial Group Co Ltd	138,784	7,390

Information Technology — 0.6%
Samsung Electronics Co Ltd	273,259	22,903
Total South Korea		35,972

Spain — 2.3%
Communication Services — 0.0%
Telefonica SA	161,249	662

Consumer Discretionary — 0.3%
Amadeus IT Group SA, Cl A	65,847	4,870
Industria de Diseno Textil SA	87,941	5,798
		10,668
Consumer Staples — 0.0%
Distribuidora Internacional de Alimentacion SA *	11,902	512
Viscofan SA	9,794	613
		1,125
Energy — 0.4%
Repsol SA	790,637	14,742
Tecnicas Reunidas SA *	29,325	948
		15,690
Financials — 0.9%
Banco Bilbao Vizcaya Argentaria SA	606,031	14,207
Banco Santander SA	845,837	9,949
CaixaBank SA	428,263	5,233
Mapfre SA	417,283	2,093
		31,482
Industrials — 0.4%
ACS Actividades de Construccion y Servicios SA	101,226	10,042
Aena SME SA	149,395	4,172
Construcciones y Auxiliar de Ferrocarriles SA	9,976	688
		14,902
Information Technology — 0.1%
Indra Sistemas SA	43,099	2,448

Utilities — 0.2%
Enagas SA	126,915	1,960
Iberdrola SA	119,033	2,576
Solaria Energia y Medio Ambiente SA *	45,294	962
		5,498
Total Spain		82,475
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sweden — 1.8%
Communication Services — 0.0%
Acast AB *	15,216	$56
Hemnet Group AB	18,770	350
Storytel AB, Cl B	16,052	145
Telia Co AB	163,198	697
		1,248
Consumer Discretionary — 0.2%
Betsson AB, Cl B	70,376	1,122
Byggmax Group AB	11,299	67
Clas Ohlson AB, Cl B	21,999	722
Evolution AB	17,329	1,175
Kambi Group PLC *	6,357	93
Rvrc Holding AB	39,068	281
Scandic Hotels Group AB	94,419	991
Volvo Car AB, Cl B *	478,412	1,576
		6,027
Financials — 0.4%
Avanza Bank Holding AB	35,099	1,331
Kinnevik AB *	140,117	1,261
Skandinaviska Enskilda Banken AB, Cl A	268,094	5,645
Swedbank AB, Cl A	197,547	6,845
		15,082
Health Care — 0.0%
BioGaia AB, Cl B	32,750	376

Industrials — 0.6%
Assa Abloy AB, Cl B	64,953	2,506
Atlas Copco AB, Cl A	191,598	3,406
Atlas Copco AB, Cl B	110,363	1,762
Loomis AB, Cl B	34,550	1,458
NCC AB, Cl B	51,685	1,229
Peab AB, Cl B	88,574	816
Saab AB, Cl B	24,621	1,427
Sandvik AB	278,039	8,969
Svedbergs Group AB	4,385	32
		21,605
Information Technology — 0.3%
Hanza AB	8,960	123
Mycronic AB	55,442	1,330
Note AB	2,756	54
Telefonaktiebolaget LM Ericsson ADR	825,484	7,966
		9,473
Materials — 0.3%
Boliden AB *	161,980	8,961
SSAB AB, Cl B	382,915	2,864
		11,825
Total Sweden		65,636

12	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Switzerland — 4.5%
Consumer Discretionary — 0.1%
Autoneum Holding AG	3,645	$769
Avolta AG	18,709	1,103
Cie Financiere Richemont SA, Cl A	8,037	1,733
		3,605
Consumer Staples — 0.0%
Chocoladefabriken Lindt & Spruengli AG	100	1,461

Financials — 1.8%
Helvetia Baloise Holding AG	18,402	4,839
Julius Baer Group Ltd	209,465	16,363
UBS Group AG	837,845	38,680
Vontobel Holding AG	16,282	1,315
Zurich Insurance Group AG	8,417	6,368
		67,565
Health Care — 0.7%
AC Immune SA *	11,256	35
Galderma Group AG	30,717	6,254
Galenica AG	26,840	3,310
Idorsia Ltd *	50,067	266
Lonza Group AG	1,499	1,010
Sandoz Group AG	155,434	11,283
Sonova Holding AG	11,979	3,098
		25,256
Industrials — 1.2%
ABB Ltd	154,606	11,395
Accelleron Industries AG	22,949	1,770
Adecco Group AG	102,460	2,950
Belimo Holding AG	526	514
Burckhardt Compression Holding AG	1,187	813
Burkhalter Holding AG	3,689	651
DKSH Holding AG	15,232	1,095
dormakaba Holding AG	36,630	2,963
Flughafen Zurich AG	474	150
Geberit AG	5,192	4,031
Huber + Suhner AG	7,887	1,430
Implenia AG	14,567	1,397
Kardex Holding AG	4,883	1,691
Phoenix Mecano AG	51	29
Schindler Holding AG	24,119	9,068
SGS SA	32,995	3,772
		43,719
Information Technology — 0.6%
ams-OSRAM AG *	58,862	572
Cicor Technologies Ltd *	3,569	569
Inficon Holding AG	5,128	634
Logitech International SA	181,753	18,448
Softwareone Holding AG	94,281	1,071
		21,294
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 0.1%
EMS-Chemie Holding AG	2,081	$1,435
Givaudan SA	286	1,132
		2,567
Real Estate — 0.0%
Investis Holding SA	203	37
Total Switzerland		165,504

Taiwan — 0.5%
Information Technology — 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	58,083	17,651

Turkey — 0.0%
Materials — 0.0%
Eldorado Gold Corp *	7,600	274

United Kingdom — 12.1%
Communication Services — 0.3%
Auto Trader Group PLC	276,475	2,177
BT Group PLC, Cl A	102,508	253
Everplay Group PLC	25,055	113
Gamma Communications PLC	28,805	358
MONY Group PLC	142,938	352
Vodafone Group PLC	6,533,159	8,690
		11,943
Consumer Discretionary — 0.9%
Berkeley Group Holdings PLC	57,785	3,035
Carnival PLC ADR *	2,196	67
Dunelm Group PLC	43,466	661
Games Workshop Group PLC	8,956	2,274
Inchcape PLC	181,798	1,880
InterContinental Hotels Group PLC	25,798	3,618
JD Sports Fashion PLC	14,547	16
Kingfisher PLC	1,033,478	4,341
Next PLC	75,926	13,948
Pearson PLC	91,891	1,296
Playtech Plc	135,284	513
		31,649
Consumer Staples — 2.3%
British American Tobacco PLC	53,670	3,036
Cranswick PLC	27,310	1,820
Imperial Brands PLC	99,544	4,171
J Sainsbury PLC	5,024,913	21,968
Magnum Ice Cream Co NV/The *	18,461	292
Marks & Spencer Group PLC	1,268,250	5,632
Premier Foods PLC	361,979	840
Reckitt Benckiser Group PLC	304,774	24,609
Tesco PLC	2,441,358	14,487
Unilever PLC	87,578	5,710
		82,565

SEI Institutional International Trust	13

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy — 0.1%
BP PLC ADR	138,688	$4,816
Petronor E&P ASA	25,623	27
		4,843
Financials — 4.2%
3i Group PLC	150,276	6,575
AJ Bell PLC	182,159	1,081
Barclays PLC ADR	360,364	9,171
Barclays PLC	5,679,858	36,279
HSBC Holdings PLC	2,748,729	43,161
Investec PLC	970,960	7,173
Lancashire Holdings Ltd	95,100	819
Lloyds Banking Group PLC	590,829	780
Man Group PLC/Jersey	699,336	2,143
NatWest Group PLC	1,688,415	14,779
Ninety One PLC	192,875	562
OSB Group PLC	217,940	1,863
Paragon Banking Group PLC	112,132	1,287
Schroders PLC	189,992	1,036
Standard Chartered PLC	1,115,863	27,169
		153,878
Health Care — 1.2%
AstraZeneca PLC ADR	120,650	11,091
AstraZeneca PLC	120,846	22,316
GSK PLC ADR	184,795	9,062
Hikma Pharmaceuticals PLC	18,494	385
		42,854
Industrials — 2.2%
Babcock International Group PLC	69,594	1,157
BAE Systems PLC	475,264	10,915
Balfour Beatty PLC	513,908	4,891
CK Hutchison Holdings Ltd	999,449	6,794
Clarkson PLC	8,341	427
easyJet PLC	147,976	1,013
Firstgroup PLC	355,207	911
Grafton Group PLC	70,136	880
Howden Joinery Group PLC	143,094	1,598
IMI PLC	72,942	2,428
International Consolidated Airlines Group SA	1,442,930	8,007
JET2 PLC	93,136	1,752
Kier Group PLC	246,370	733
Morgan Sindall Group PLC	36,649	2,280
RELX PLC	122,025	4,923
Rolls-Royce Holdings PLC	1,417,062	21,869
Rotork PLC	253,906	1,109
Serco Group PLC	638,752	2,396
Travis Perkins PLC	669,289	5,703
Vesuvius PLC	100,821	537
Weir Group PLC/The	19,911	759
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zigup PLC	99,526	$513
		81,595
Information Technology — 0.4%
ARM Holdings PLC ADR *	7,001	765
Computacenter PLC	41,110	1,612
dotdigital group plc	25,376	23
Halma PLC	180,877	8,567
Sage Group PLC/The	230,702	3,348
Softcat PLC	42,482	807
		15,122
Materials — 0.1%
Hill & Smith PLC	47,262	1,353
Pan African Resources PLC	1,255,789	2,040
		3,393
Real Estate — 0.1%
Land Securities Group PLC ‡	420,778	3,511
Safestore Holdings PLC ‡	146,314	1,446
		4,957
Utilities — 0.3%
Centrica PLC	2,870,407	6,531
Drax Group PLC	209,022	2,353
		8,884
Total United Kingdom		441,683

United States — 7.9%
Communication Services — 0.4%
Spotify Technology SA *	21,761	12,637

Consumer Staples — 0.5%
Nestle SA	79,191	7,859
Philip Morris International Inc	59,921	9,611
		17,470
Energy — 0.7%
Shell PLC	633,056	23,391
Tenaris SA	134,590	2,595
		25,986
Financials — 0.5%
Aon PLC, Cl A	10,250	3,617
Arch Capital Group Ltd *	66,232	6,353
Swiss Re AG	39,492	6,578
		16,548
Health Care — 4.9%
GSK PLC	1,488,681	36,420
Inmode Ltd *	48,084	706
Medtronic PLC	79,873	7,673
Novartis AG	421,304	58,043
Roche Holding AG	124,540	51,421
Sanofi SA	261,000	25,237
		179,500

14	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 0.4%
Experian PLC	84,679	$3,810
Ferguson Enterprises Inc	23,418	5,213
Signify NV	66,664	1,638
Waste Connections Inc	20,744	3,638
		14,299
Information Technology — 0.4%
Monday.com Ltd *	19,099	2,818
Seagate Technology Holdings PLC	26,764	7,371
Shopify Inc, Cl A *	34,735	5,591
		15,780
Materials — 0.1%
Gold Royalty Corp *	42,168	170
Holcim AG	8,425	820
Linde PLC	10,135	4,322
		5,312
Total United States		287,532

Total Common Stock
(Cost $2,609,396) ($ Thousands)		3,440,905
	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 2.3%
U.S. Treasury Bill
3.948%, 02/26/2026 (A)	$85,827	85,356

Total U.S. Treasury Obligation
(Cost $85,310) ($ Thousands)		85,356

	Shares
PREFERRED STOCK — 0.4%
Germany — 0.4%
Consumer Discretionary — 0.3%
Bayerische Motoren Werke AG (B)	30,001	3,195
Volkswagen AG, 7.200%	70,106	8,550
		11,745
Industrials — 0.1%
Jungheinrich AG (B)	26,620	1,097
KSB SE & Co KGaA(B)	26	29
		1,126

Total Preferred Stock
(Cost $9,833) ($ Thousands)		12,871
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
3.640%**†	20,112,763	$20,113
Total Cash Equivalent
(Cost $20,113) ($ Thousands)		20,113
Total Investments in Securities — 97.7%
(Cost $2,724,652) ($ Thousands)		$3,559,245

SEI Institutional International Trust	15

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Equity Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	210	Mar-2026	$14,221	$14,406	$215
FTSE 100 Index	41	Mar-2026	5,343	5,482	125
Hang Seng Index	2	Jan-2026	335	330	(5)
SPI 200 Index	19	Mar-2026	2,689	2,748	37
TOPIX Index	42	Mar-2026	9,290	9,183	(23)
			$31,878	$32,149	$349

A list of the open OTC Swap agreement held by the Fund at December 31, 2025, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	Custom Basket of International Equity Securities	Federal Funds Effective Rate (Daily) + custom spread	Asset Returns	Annually	12/15/2029	USD	–	$5,146	$–	$5,146

The following table represents the top 50 individual stock exposures comprising the Custom Basket Total Return Swap as of December 31, 2025:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
1,332,875	CAIXABANK S.A. SHS	$15,937	$382	14.7%
596,278	BANCO BILBAO VIZCAYA ARGENTARIA SA REGISTERED SHS	13,618	396	12.6
169,345	SOCIETE GENERALE SA ACT	12,814	828	11.8
1,002,685	BANCO SANTANDER SA REGISTERED SHS	11,527	308	10.7
117,723	BNP PARIBAS SA ACT	10,888	263	10.1
424,556	STANDARD CHARTERED PLC REGISTERED SHS	9,794	607	9.1
1,069,876	NATWEST GROUP PLC REGISTERED SHS	8,917	472	8.2
52,943	IPSEN ACT	7,563	(179)	7.0
271,600	SONY GROUP CORP.	7,144	(186)	6.6
166,853	FRESNILLO PLC REGISTERED SHS	6,407	1,106	5.9
169,915	NEC CORP.	5,984	(240)	5.5
211,564	FUJITSU LTD.	5,511	320	5.1
25,843	TOKYO ELECTRON LTD.	5,405	242	5.0
136,211	BIPROGY INC.	4,738	(44)	4.4
357,400	ASTELLAS PHARMA INC	4,696	67	4.3
21,075	COMPAGNIE FINANCIERE RICHEMONT SA NAMEN	4,487	82	4.1
204,800	TOYOTA MOTOR CORP	4,259	119	3.9
11,635	SOUTH AMERICAN GOLD CORP	3,985	71	3.7
489,466	MAZDA MOTOR CORP.	3,652	147	3.4
34,596	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA BE	3,474	(33)	3.2
83,831	COMMERZBANK AG	3,466	83	3.2
633,672	INTERNATIONAL CONSOLIDATED AIRLINES GROUP SA REGIS	3,385	145	3.1
248,761	VALEO SE ACT	3,324	69	3.1
63,508	RECRUIT HOLDINGS CO. LTD.	3,313	374	3.1
474,500	ENEOS Holdings, Inc.	3,279	66	3.0
95,827	TECNICAS REUNIDAS SA BEARER SHS	3,182	(77)	2.9
9,950	DASSAULT AVIATION SA ACT	3,161	33	2.9
327,015	FTSE WORLD GOVT BOND INDEX CH AAA/AA10+US	3,136	87	2.9
84,800	ELEMENTAL RTY CORP COM NEW	3,010	35	2.8
69,512	TREND MICRO INC.	2,969	(28)	2.7
100,477	EISAI CO. LTD.	2,969	12	2.7
95,400	SUMITOMO MITSUI FINANCIAL GROUP INC.	2,963	141	2.7
65,060	Bayer Aktiengesellschaft	2,779	43	2.6
61,450	CANON MARKETING JAPAN INC.	2,704	20	2.5

16	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
1,201,127	CENTRICA PLC REGISTERED SHS	$2,667	$71	2.5%
602,885	AIRTEL AFRICA PLC	2,532	363	2.3
149,808	SANKYO CO. LTD.	2,442	(20)	2.3
24,698	TEMENOS AG NAMEN	2,352	124	2.2
41,662	Fresenius SE & Co. KGaA	2,347	45	2.2
144,644	BANKINTER SA	2,343	57	2.2
111,000	AISIN CORP	2,074	(6)	1.9
96,100	MURATA MANUFACTURING CO LTD	2,039	(53)	1.9
62,190	TIS INC.	2,023	59	1.9
41,305	PLUS500 LTD REGISTERED SHS	1,912	104	1.8
135,500	JAPAN POST BANK CO LTD	1,788	118	1.7
111,800	MITSUBISHI UFJ FINANCIAL GROUP INC.	1,749	26	1.6
11,600	HOYA CORP	1,748	1	1.6
47,154	SHELL PLC SPON ADS	1,715	22	1.6
89,922	ROYAL ECOPRODUCTS LTD SUB VTG	1,679	0	1.6
33,379	DANSKE BANK A/S	1,622	47	1.5
105,595	FORVIA ACT	1,614	72	1.5
49,800	YOKOGAWA ELECTRIC CORP	1,598	(8)	1.5
55,685	JAPAN POST INSURANCE CO. LTD.	1,549	122	1.4
214,741	RIGHTMOVE PLC REGISTERED SHS	1,541	(41)	1.4
42,800	TOKIO MARINE HOLDINGS INC.	1,525	141	1.4
190,380	DAI	1,517	63	1.4
172,694	RICOH CO. LTD.	1,515	(4)	1.4
101,400	TDK CORP	1,480	(53)	1.4
119,927	SUPER GROUP (SGHC) LIMITED REGISTERED SHS	1,372	63	1.3
16,121	SCREEN HOLDINGS CO. LTD.	1,369	196	1.3
7,000	LASERTEC CORP	1,322	5	1.2
33,821	TECHNIP ENERGIES N.V. BEARER AND REGISTERED SHS	1,292	(4)	1.2
3,600	FAST RETAILING CO. LTD.	1,289	16	1.2
66,708	TECHNOGYM S.P.A. REGISTERED SHS	1,271	(9)	1.2
21,300	LINAMAR CORP	1,250	35	1.2
2,083	SWISSQUOTE G	1,232	46	1.1
115,999	JAPAN POST HOLDINGS CO. LTD.	1,175	44	1.1
62,540	MIZUNO CORP.	1,158	80	1.1
29,207	REXEL SA ACT	1,149	1	1.1
180,290	NOKIA CORP SHS SPONSORED AMERICAN DEPOSITARY RECEI	1,130	47	1.0
12,200	TAISEI CORP	1,110	43	1.0
28,464	NIPPON SHINYAKU CO. LTD.	1,058	(35)	1.0
57,000	CYBOZU INC.	1,043	(8)	1.0
20,154	Bouygues SA	1,032	16	1.0
65,844	ARIS WATER SOLUTIONS INC CLASS A COM	1,032	34	1.0
59,292	MIXI INC.	1,031	19	1.0

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(127,023)	SALMAR ASA REGISTERED SHS	$(7,614)	$(153)	(7.0)%
(112,305)	DR. ING. H.C. F. PORSCHE AKTIENGESELLSCHAFT VORZ	(6,112)	103	(5.6)
(464,630)	INPOST S.A. BEARER AND REGISTERED SHS	(5,419)	(286)	(5.0)
(308,111)	CVC CAPITAL PARTNERS PLC	(4,937)	(229)	(4.6)
(48,248)	REDCARE PHARMACY N.V. BEARER SHS	(3,548)	(139)	(3.3)
(39,489)	IMCD NV	(3,524)	(57)	(3.3)
(71,309)	BAKKAFROST P/F	(3,467)	(179)	(3.2)
(273,454)	SIG Group AG	(3,458)	(449)	(3.2)
(76,000)	RAKUTEN BANK LTD.	(3,366)	20	(3.1)
(327,620)	NOKIAN TYRES PLC REGISTERED SHS	(3,353)	(310)	(3.1)
(1,244,300)	DENISON MINES CORP REGISTERED SHS	(3,250)	(39)	(3.0)
(55,324)	BRENMILLER ENERGY LTD SHS	(3,233)	18	(3.0)
(66,954)	BIRKENSTOCK HOLDING LIMITED REGISTERED SHS	(3,047)	430	(2.8)
(135,557)	ORSTED REGISTERED SHS	(2,919)	318	(2.7)
(132,784)	SAGALIAM ACQUISITION CORP COM CL A	(2,829)	(14)	(2.6)

SEI Institutional International Trust	17

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(248,398)	AZELIS GROUP N.V. SHS	$(2,697)	$(26)	(2.5)%
(62,060)	REMY COINTREAU SA ACT	(2,656)	(11)	(2.5)
(30,490)	Made Tech Group PLC	(2,586)	(40)	(2.4)
(545,929)	SESA S.P.A. AZ NOM	(2,582)	(121)	(2.4)
(41,581)	SEB SA	(2,437)	34	(2.3)
(56,330)	ARCADIS NV	(2,382)	34	(2.2)
(216,819)	GENIUS SPORTS LIMITED REGISTERED SHS	(2,376)	(7)	(2.2)
(999,529)	HEXATRONIC GROUP AB REGISTERED SHS	(2,313)	(184)	(2.1)
(4,382)	VAT GROUP AG NAMEN	(2,126)	(5)	(2.0)
(929,871)	IPH LTD	(2,115)	(65)	(2.0)
(65,061)	GERRESHEIMER AG INHABER	(2,012)	(92)	(1.9)
(70,764)	NATIONAL AUSTRALIA BANK LTD REGISTERED SHS	(1,948)	(52)	(1.8)
(410,552)	ASHTEAD TECHNOLOGY HOLDINGS PLC REGISTERED SHS	(1,917)	203	(1.8)
(60,070)	KLARNA GROUP PLC SHS	(1,831)	95	(1.7)
(276,866)	INFRATIL LTD REGISTERED SHS	(1,820)	54	(1.7)
(81,300)	FUJI OIL CO. LTD.	(1,808)	(91)	(1.7)
(11,521)	AEROPORTS DE PARIS ADP ACT	(1,764)	271	(1.6)
(182,497)	SHAPIR ENGINEERING AND INDUSTRY LTD REGISTERED SHS	(1,747)	(43)	(1.6)
(83,713)	STEVANATO GROUP S.P.A. AZ NOMINATIVA	(1,743)	63	(1.6)
(186,289)	TALANX AG	(1,698)	360	(1.6)
(71,600)	JMDC INC.	(1,684)	(134)	(1.6)
(113,682)	ENERGY FUELS INC REGISTERED SHS	(1,656)	7	(1.5)
(220,793)	DOCMORRIS AG NAMEN	(1,614)	(44)	(1.5)
(108,564)	MILDEF GROUP AB	(1,597)	185	(1.5)
(1,045)	BARRY CALLEBAUT AG NAMEN	(1,584)	(238)	(1.5)
(59,100)	MONEY FORWARD INC.	(1,554)	(203)	(1.4)
(99,900)	MONOTARO CO LTD	(1,505)	(96)	(1.4)
(21,600)	SWCC CORP.	(1,502)	149	(1.4)
(292,302)	ENERGIX	(1,445)	(51)	(1.3)
(24,800)	ZENSHO HOLDINGS CO LTD	(1,439)	21	(1.3)
(240,724)	A2Z CUST2MATE SOLUTIONS CORP COM	(1,414)	(152)	(1.3)
(44,562)	AUTO1 GROUP SE	(1,364)	(62)	(1.3)
(17,600)	SHOCHIKU CO. LTD.	(1,351)	23	(1.2)
(26,900)	LA HOLDINGS CO. LTD.	(1,261)	(204)	(1.2)
(60,175)	XVIVO PERFUSION AB REGISTERED SHS	(1,196)	(22)	(1.1)
(178,625)	HELLOFRESH SE	(1,177)	(124)	(1.1)
(799,006)	EVOLVE FUNDS GROUP INC. CLOUD COMPUTING	(1,175)	(12)	(1.1)
(129,258)	NEXTDC LTD REGISTERED SHS	(1,166)	87	(1.1)
(35,113)	VITEC SOFTWARE GROUP AB SHS	(1,163)	(18)	(1.1)
(75,032)	MANCHESTER UNITED PLC REGISTERED SHS	(1,155)	(37)	(1.1)
(51,279)	ASHTROM GROUP LTD REGISTERED SHS	(1,152)	24	(1.1)
(82,500)	OSAKA SODA CO. LTD.	(1,120)	(18)	(1.0)
(327,772)	METSA BOARD CORPORATION REGISTERED SHS	(1,120)	(76)	(1.0)
(45,073)	PUMA SE INHABER	(1,117)	(61)	(1.0)
(376,561)	OCADO GROUP PLC REGISTERED SHS	(1,114)	(94)	(1.0)
(183,600)	INTERFOR CORP REGISTERED SHS	(1,097)	(46)	(1.0)
(56,487)	MEDIWOUND LTD. REGISTERED SHS	(1,076)	34	(1.0)
(46,200)	EBARA CORP	(1,061)	(31)	(1.0)
(42,800)	HARMONIC DRIVE SYSTEMS INC.	(1,049)	19	(1.0)
(19,538)	EXOSENS SAS	(1,040)	(71)	(1.0)
(232,800)	GENDA INC	(1,036)	(4)	(1.0)

Percentages are based on Net Assets of $3,644,191 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2025.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Interest rate represents the security's effective yield at the time of purchase.

(B)	No interest rate available.

18	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Equity Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$37,536	$190,575	$(207,998)	$—	$—	$20,113	$349	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional International Trust	19

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.6%
Brazil — 4.9%
Communication Services — 0.6%
Telefonica Brasil SA	670,400	$4,050
TIM SA/Brazil	1,340,400	5,220
		9,270
Consumer Discretionary — 0.6%
Cogna Educacao SA	1,369,017	789
Cury Construtora e Incorporadora SA	48,203	284
Cyrela Brazil Realty SA Empreendimentos e Participacoes	629,600	3,403
Direcional Engenharia SA	111,400	287
Lojas Renner SA	143,092	351
Ultrapar Participacoes SA	565,033	2,155
Vibra Energia SA	584,522	2,702
		9,971
Consumer Staples — 0.9%
Natura Cosmeticos SA *	3,448,200	4,688
Raia Drogasil SA	1,952,892	8,357
Sendas Distribuidora S/A	548,800	729
		13,774
Energy — 0.4%
Petroleo Brasileiro SA - Petrobras	56,812	338
Petroleo Brasileiro SA - Petrobras ADR, Cl A	517,958	5,837
		6,175
Financials — 1.0%
Banco Bradesco SA ADR	1,050,627	3,499
Banco BTG Pactual SA	93,000	892
Itau Unibanco Holding SA ADR	1,559,209	11,164
		15,555
Industrials — 0.4%
Embraer SA ADR	29,806	1,918
Localiza Rent a Car SA	158,300	1,259
WEG SA	287,000	2,541
		5,718
Information Technology — 0.1%
TOTVS SA	319,800	2,456

Materials — 0.4%
Vale SA	525,648	6,903

Utilities — 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	108,280	2,636
CPFL Energia SA	445,295	4,330
Transmissora Alianca de Energia Eletrica S/A	61,000	469
		7,435
Total Brazil		77,257
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Canada — 0.2%
Materials — 0.2%
Capstone Copper Corp *	142,479	$1,432
Pan American Silver Corp	38,406	1,990
		3,422
Total Canada		3,422

Chile — 0.8%
Communication Services — 0.0%
Empresa Nacional de Telecomunicaciones SA	50,200	262

Consumer Discretionary — 0.1%
Falabella SA	273,169	1,904

Financials — 0.4%
Banco de Chile	31,672,572	6,113
Inversiones La Construccion SA	11,600	234
		6,347
Industrials — 0.1%
Latam Airlines Group SA	21,211,400	574

Materials — 0.1%
Sociedad Quimica y Minera de Chile SA ADR *	30,361	2,089

Utilities — 0.1%
Colbun SA	5,106,348	815
Engie Energia Chile SA	616,440	921
		1,736
Total Chile		12,912

China — 23.5%
Communication Services — 5.4%
Baidu Inc ADR *	51,921	6,784
Giant Network Group Co Ltd, Cl A	153,600	953
Hello Group Inc ADR	194,046	1,271
JOYY Inc ADR	36,165	2,342
NetEase Inc	566,368	15,588
Tencent Holdings Ltd	760,100	58,327
Weibo Corp ADR	28,300	289
Xinhua Winshare Publishing and Media Co Ltd, Cl H	105,600	139
		85,693
Consumer Discretionary — 6.9%
Alibaba Group Holding Ltd	2,640,400	48,475
BAIC Motor Corp Ltd, Cl H *	1,132,892	281
Bosideng International Holdings Ltd	212,946	122
BYD Co Ltd, Cl H	73,211	895
China Meidong Auto Holdings Ltd	6,616,000	1,079
Fuyao Glass Industry Group Co Ltd, Cl A	68,400	634
Fuyao Glass Industry Group Co Ltd, Cl H	14,400	125
Geely Automobile Holdings Ltd	2,389,902	5,527

20	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Haier Smart Home Co Ltd, Cl A	2,323,400	$7,255
JD.com Inc ADR	172,605	4,954
JD.com Inc, Cl A	127,988	1,840
Li Ning Co Ltd	144,100	346
Meituan, Cl B *	518,068	6,865
Midea Group Co Ltd, Cl A	138,800	1,552
Midea Group Co Ltd, Cl H	93,700	1,024
Nexteer Automotive Group Ltd	2,142,000	1,764
PDD Holdings Inc ADR *	61,239	6,944
Pop Mart International Group Ltd	150,179	3,623
TCL Electronics Holdings Ltd	958,157	1,280
Trip.com Group Ltd	64,217	4,604
Trip.com Group Ltd ADR	6,638	477
Vipshop Holdings Ltd ADR	487,458	8,623
Zhejiang China Commodities City Group Co Ltd, Cl A	158,582	362
		108,651
Consumer Staples — 0.8%
China Resources Beer Holdings Co Ltd	683,500	2,308
Eastroc Beverage Group Co Ltd, Cl A	21,767	833
Foshan Haitian Flavouring & Food Co Ltd, Cl A	1,163,460	6,169
Foshan Haitian Flavouring & Food Co Ltd, Cl H	474,200	1,971
JD Health International Inc *	137,400	984
Want Want China Holdings Ltd	2,115,100	1,261
		13,526
Energy — 0.2%
PetroChina Co Ltd, Cl A	182,000	271
PetroChina Co Ltd, Cl H	2,398,100	2,585
		2,856
Financials — 4.1%
Agricultural Bank of China Ltd, Cl H	2,277,600	1,694
China CITIC Bank Corp Ltd, Cl H	4,604,461	4,108
China Construction Bank Corp, Cl A	720,100	957
China Construction Bank Corp, Cl H	1,558,779	1,543
China Everbright Bank Co Ltd, Cl H	364,618	171
China Life Insurance Co Ltd, Cl A	171,600	1,119
China Life Insurance Co Ltd, Cl H	2,140,089	7,564
China Pacific Insurance Group Co Ltd, Cl A	193,000	1,158
China Pacific Insurance Group Co Ltd, Cl H	475,041	2,154
China Reinsurance Group Corp, Cl H	5,161,600	1,114
Chongqing Rural Commercial Bank Co Ltd, Cl H	552,300	436
Far East Horizon Ltd	450,517	465
FinVolution Group ADR	148,924	779
Hithink RoyalFlush Information Network Co Ltd, Cl A	15,900	733
Industrial & Commercial Bank of China Ltd, Cl H	10,516,909	8,509
New China Life Insurance Co Ltd, Cl A	107,500	1,073
New China Life Insurance Co Ltd, Cl H	602,664	4,222
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
People's Insurance Co Group of China Ltd/The, Cl A	554,600	$710
People's Insurance Co Group of China Ltd/The, Cl H	7,474,967	6,493
PICC Property & Casualty Co Ltd, Cl H	2,949,838	6,201
Ping An Insurance Group Co of China Ltd, Cl H	1,568,272	13,172
Shenwan Hongyuan Group Co Ltd, Cl A	561,485	424
		64,799
Health Care — 0.7%
Beijing Tiantan Biological Products Corp Ltd, Cl A	134,559	315
Consun Pharmaceutical Group Ltd	512,911	1,032
Genertec Universal Medical Group Co Ltd	762,800	583
Guangzhou Kingmed Diagnostics Group Co Ltd, Cl A	867,289	3,520
Hansoh Pharmaceutical Group Co Ltd	635,600	2,945
Innovent Biologics Inc *	27,300	267
Jiangsu Hengrui Pharmaceuticals Co Ltd, Cl A	125,182	1,068
Jiangsu Yuyue Medical Equipment & Supply Co Ltd, Cl A	137,900	754
Sichuan Kelun Pharmaceutical Co Ltd, Cl A	56,094	235
WuXi AppTec Co Ltd, Cl A	41,900	543
		11,262
Industrials — 3.2%
Airtac International Group	110,850	3,267
Centre Testing International Group Co Ltd, Cl A	3,559,300	6,895
China Communications Services Corp Ltd, Cl H	540,782	312
Contemporary Amperex Technology Co Ltd, Cl A	217,000	11,410
COSCO SHIPPING Holdings Co Ltd, Cl A	1,000,200	2,172
COSCO SHIPPING Holdings Co Ltd, Cl H	1,540,886	2,720
COSCO SHIPPING Ports Ltd	820,000	590
Dongfang Electric Corp Ltd, Cl H	763,000	2,451
Goneo Group Co Ltd, Cl A	41,506	243
Harbin Electric Co Ltd, Cl H	110,200	236
Lonking Holdings Ltd	2,514,500	958
Ningbo Orient Wires & Cables Co Ltd, Cl A	204,300	1,746
Qingdao Port International Co Ltd, Cl H	883,500	791
Sany Heavy Industry Co Ltd, Cl A	342,200	1,035
Shanghai Industrial Holdings Ltd	553,444	1,024
Shenzhen Envicool Technology Co Ltd, Cl A	125,200	1,915
Shenzhen Inovance Technology Co Ltd, Cl A	181,200	1,953
Shenzhen International Holdings Ltd	20,929	23
Sieyuan Electric Co Ltd, Cl A	15,400	340
Sinopec Engineering Group Co Ltd, Cl H	1,116,319	1,099
Yangzijiang Shipbuilding Holdings Ltd	2,234,816	6,035
Yutong Bus Co Ltd, Cl A	169,400	793

SEI Institutional International Trust	21

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zoomlion Heavy Industry Science and Technology Co Ltd, Cl A	350,119	$432
Zoomlion Heavy Industry Science and Technology Co Ltd, Cl H	1,829,200	1,826
		50,266
Information Technology — 0.6%
Anker Innovations Technology Co Ltd, Cl A	32,700	535
China Railway Signal & Communication Corp Ltd, Cl H	953,589	408
Eoptolink Technology Inc Ltd, Cl A	7,500	459
Foxconn Industrial Internet Co Ltd, Cl A	42,200	374
Montage Technology Co Ltd, Cl A	400	7
Piotech Inc, Cl A	10,000	472
Shengyi Technology Co Ltd, Cl A	193,100	1,966
Shennan Circuits Co Ltd, Cl A	13,300	441
Shenzhen Sunlord Electronics Co Ltd, Cl A	254,600	1,295
WUS Printed Circuit Kunshan Co Ltd, Cl A	36,200	377
Xiaomi Corp, Cl B *	307,143	1,550
Zhongji Innolight Co Ltd, Cl A	16,400	1,425
		9,309
Materials — 1.1%
Anhui Conch Cement Co Ltd, Cl H	430,684	1,223
China Hongqiao Group Ltd	973,901	4,090
China XLX Fertiliser Ltd	423,800	491
CMOC Group Ltd, Cl A	357,000	1,022
CMOC Group Ltd, Cl H	470,948	1,170
Fufeng Group Ltd	2,069,047	2,100
Shanghai Putailai New Energy Technology Group Co Ltd, Cl A	398,690	1,558
Shanjin International Gold Co Ltd, Cl A	108,500	378
Yunnan Yuntianhua Co Ltd, Cl A	128,000	612
Zangge Mining Co Ltd, Cl A	124,800	1,508
Zhongjin Gold Corp Ltd, Cl A	192,000	639
Zijin Mining Group Co Ltd, Cl A	559,300	2,753
		17,544
Real Estate — 0.4%
China Resources Land Ltd	1,627,700	5,693
Seazen Group Ltd *	586,354	155
		5,848
Utilities — 0.1%
Beijing Enterprises Holdings Ltd	333,657	1,365
Total China		371,119

Colombia — 0.2%
Financials — 0.2%
Grupo Cibest SA ADR	23,854	1,517
Grupo Cibest SA	58,000	1,063
Grupo de Inversiones Suramericana SA	16,700	239
		2,819
Total Colombia		2,819
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Egypt — 0.5%
Communication Services — 0.0%
Telecom Egypt Co	319,900	$441

Financials — 0.5%
Commercial International Bank - Egypt (CIB)	3,383,089	7,304
EFG Holding S.A.E. *	345,091	180
		7,484
Total Egypt		7,925

Greece — 1.2%
Communication Services — 0.1%
Hellenic Telecommunications Organization SA	105,190	2,081

Consumer Discretionary — 0.5%
JUMBO SA	111,558	3,656
OPAP SA	162,382	3,635
		7,291
Financials — 0.6%
Alpha Bank SA	601,712	2,527
Eurobank SA	1,857,852	7,465
		9,992
Total Greece		19,364

Hong Kong — 1.4%
Consumer Discretionary — 0.1%
China Tourism Group Duty Free Corp Ltd, Cl H	128,600	1,305

Consumer Staples — 0.3%
Chaoda Modern Agriculture Holdings Ltd *	102,809	4
Hengan International Group Co Ltd	208,100	747
WH Group Ltd	4,218,307	4,699
		5,450
Financials — 0.8%
AIA Group Ltd	790,200	8,133
Hong Kong Exchanges & Clearing Ltd	75,400	3,945
		12,078
Health Care — 0.1%
Sino Biopharmaceutical Ltd	1,700,705	1,353

Industrials — 0.0%
Orient Overseas International Ltd	23,400	377

Information Technology — 0.0%
China High Precision Automation Group Ltd *(A)	1,385,624	56

22	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 0.1%
Nine Dragons Paper Holdings Ltd *	1,775,000	$1,351
Total Hong Kong		21,970

Hungary — 1.6%
Communication Services — 0.1%
Magyar Telekom Telecommunications PLC	376,734	2,064

Energy — 0.3%
MOL Hungarian Oil & Gas PLC	540,226	4,843

Financials — 1.2%
OTP Bank Nyrt	170,021	18,237
Total Hungary		25,144

India — 11.9%
Communication Services — 0.4%
Bharti Airtel Ltd	94,950	2,229
Indus Towers Ltd *	289,376	1,349
Info Edge India Ltd	160,837	2,388
		5,966
Consumer Discretionary — 2.1%
Cartrade Tech Ltd *	55,375	1,743
Eicher Motors Ltd	60,065	4,890
Hero MotoCorp Ltd	107,617	6,915
Mahindra & Mahindra Ltd GDR	170,129	7,057
Mahindra & Mahindra Ltd	17,175	709
Maruti Suzuki India Ltd	49,320	9,173
Tube Investments of India Ltd	58,700	1,707
Vishal Mega Mart Ltd *	1,020,191	1,549
		33,743
Consumer Staples — 0.8%
Britannia Industries Ltd	74,626	5,007
Marico Ltd	867,721	7,243
		12,250
Energy — 1.8%
Bharat Petroleum Corp Ltd	1,827,550	7,818
Great Eastern Shipping Co Ltd/The	131,839	1,657
Hindustan Petroleum Corp Ltd	50,513	281
Indian Oil Corp Ltd	1,054,500	1,955
Oil & Natural Gas Corp Ltd	3,048,668	8,158
Petronet LNG Ltd	833,014	2,633
Reliance Industries Ltd	346,375	6,061
		28,563
Financials — 3.7%
Aditya Birla Sun Life Asset Management Co Ltd	15,500	139
Bank of Baroda	1,374,819	4,531
Canara Bank	3,594,597	6,199
General Insurance Corp of India	269,795	1,142
HDFC Bank Ltd	584,116	6,453
HDFC Bank Ltd ADR	469,206	17,145
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ICICI Bank Ltd	108,327	$1,621
ICICI Bank Ltd ADR	268,761	8,009
Karur Vysya Bank Ltd/The	315,340	926
L&T Finance Ltd	494,150	1,738
LIC Housing Finance Ltd	183,347	1,102
Life Insurance Corp of India	17,400	166
Muthoot Finance Ltd	164,705	6,986
Sammaan Capital Ltd *	321,600	521
Shriram Finance Ltd	144,700	1,606
Union Bank of India Ltd	389,300	667
		58,951
Health Care — 0.6%
Apollo Hospitals Enterprise Ltd	17,797	1,396
Aurobindo Pharma Ltd	125,993	1,658
Dr Reddy's Laboratories Ltd ADR	502,345	7,053
		10,107
Industrials — 0.4%
Ashok Leyland Ltd	2,274,147	4,538
Cummins India Ltd	4,700	232
MTAR Technologies Ltd *	53,998	1,453
		6,223
Information Technology — 0.8%
Infosys Ltd ADR	329,922	5,879
Infosys Ltd	292,298	5,264
Netweb Technologies India Ltd	28,125	973
		12,116
Materials — 1.1%
Castrol India Ltd	390,932	839
Chambal Fertilisers and Chemicals Ltd	208,400	1,119
Coromandel International Ltd	127,050	3,206
EID Parry India Ltd *	29,801	343
GHCL Ltd	42,643	268
Hindalco Industries Ltd	174,106	1,718
National Aluminium Co Ltd	1,097,300	3,835
NMDC Ltd	1,802,309	1,669
Vedanta Ltd	607,897	4,090
		17,087
Real Estate — 0.1%
Mindspace Business Parks REIT ‡	70,300	372
Phoenix Mills Ltd/The	62,778	1,296
		1,668
Utilities — 0.1%
Mahanagar Gas Ltd	60,800	769
PTC India Ltd	77,300	139
		908
Total India		187,582

Indonesia — 1.8%
Communication Services — 0.2%
Telkom Indonesia Persero Tbk PT	12,276,100	2,568

SEI Institutional International Trust	23

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Consumer Staples — 0.3%
Indofood Sukses Makmur Tbk PT	3,820,184	$1,549
Japfa Comfeed Indonesia Tbk PT	2,928,600	459
Unilever Indonesia Tbk PT	19,715,800	3,072
		5,080
Energy — 0.1%
Adaro Andalan Indonesia PT	429,200	179
United Tractors Tbk PT	495,800	877
		1,056
Financials — 0.9%
Bank Central Asia Tbk PT	17,546,700	8,473
Bank Rakyat Indonesia Persero Tbk PT	27,920,528	6,115
		14,588
Industrials — 0.2%
Astra International Tbk PT	7,733,845	3,104

Utilities — 0.1%
Perusahaan Gas Negara Tbk PT	11,395,100	1,302
Total Indonesia		27,698

Japan — 0.2%
Consumer Staples — 0.2%
Unicharm Corp	433,800	2,477

Kazakhstan — 0.1%
Energy — 0.1%
NAC Kazatomprom JSC GDR	26,460	1,413

Kuwait — 0.2%
Communication Services — 0.1%
Mobile Telecommunications Co KSCP	1,158,531	1,955

Consumer Discretionary — 0.1%
Humansoft Holding Co KSC	122,900	1,050
Total Kuwait		3,005

Luxembourg — 0.1%
Consumer Staples — 0.1%
Zabka Group SA *	333,905	2,121

Macao — 0.1%
Consumer Discretionary — 0.1%
MGM China Holdings Ltd	778,000	1,311

Malaysia — 0.3%
Consumer Staples — 0.0%
United Plantations BHD	1,850	14

Financials — 0.2%
Public Bank Bhd	2,851,100	3,188
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 0.1%
Zetrix Ai Bhd	5,707,989	$1,137

Real Estate — 0.0%
IGB Real Estate Investment Trust ‡	540,000	363
Sunway Real Estate Investment Trust ‡	104,200	59
		422
Total Malaysia		4,761

Mexico — 1.8%
Consumer Staples — 0.8%
Fomento Economico Mexicano SAB de CV ADR	25,013	2,528
Fomento Economico Mexicano SAB de CV	1,055,400	10,685
		13,213
Financials — 1.0%
Banco del Bajio SA	1,111,133	2,816
Gentera SAB de CV	460,600	1,177
Grupo Financiero Banorte SAB de CV, Cl O	1,198,028	11,117
		15,110
Real Estate — 0.0%
FIBRA Macquarie Mexico ‡	145,900	275
Total Mexico		28,598

Netherlands — 0.1%
Energy — 0.1%
SBM Offshore NV	80,343	2,310

Peru — 0.1%
Financials — 0.0%
Intercorp Financial Services Inc	1,800	76

Materials — 0.1%
Cia de Minas Buenaventura SAA ADR	71,311	1,985
Total Peru		2,061

Philippines — 0.6%
Communication Services — 0.0%
Converge Information and Communications Technology Solutions Inc	1,815,800	473

Consumer Staples — 0.2%
Century Pacific Food Inc	3,557,500	2,358
Puregold Price Club Inc	888,600	574
		2,932
Financials — 0.1%
Metropolitan Bank & Trust Co	1,767,079	2,058

Industrials — 0.3%
Alliance Global Group Inc	1,948,105	272
GT Capital Holdings Inc	85,232	862
International Container Terminal Services Inc	305,898	2,935

24	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LT Group Inc	751,100	$189
		4,258
Total Philippines		9,721

Poland — 1.0%
Communication Services — 0.0%
CD Projekt SA	1,241	83

Energy — 0.1%
ORLEN SA	59,700	1,592

Financials — 0.5%
Alior Bank SA	84,405	2,587
Bank Polska Kasa Opieki SA	75,301	4,265
Powszechny Zaklad Ubezpieczen SA	72,406	1,338
		8,190
Materials — 0.2%
KGHM Polska Miedz SA *	39,975	3,101

Utilities — 0.2%
Enea SA	343,720	1,855
PGE Polska Grupa Energetyczna SA *	298,700	729
Tauron Polska Energia SA *	235,500	565
		3,149
Total Poland		16,115

Portugal — 0.3%
Consumer Staples — 0.3%
Jeronimo Martins SGPS SA	193,044	4,591

Qatar — 0.3%
Communication Services — 0.3%
Ooredoo QPSC	1,265,378	4,525

Real Estate — 0.0%
Barwa Real Estate Co	1,336,500	959
Total Qatar		5,484

Russia — 0.0%
Communication Services — 0.0%
Mobile TeleSystems PJSC *	1,398,028	–

Energy — 0.0%
Gazprom PJSC *	279,264	–
Gazprom PJSC ADR	35,029	–
LUKOIL PJSC *	109,206	–
Rosneft Oil Co PJSC *(A)	230,389	–
Surgutneftegas PJSC ADR *	501,658	–
		–
Financials — 0.0%
Sberbank of Russia PJSC *(A)	417,388	–
Sberbank of Russia PJSC ADR	58,444	–
		–
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 0.0%
Alrosa PJSC *(A)	605,728	$–
Total Russia		–

Saudi Arabia — 1.1%
Communication Services — 0.2%
Etihad Etisalat Co	196,241	3,448

Energy — 0.6%
Arabian Drilling Co	40,881	1,076
Saudi Arabian Oil Co	1,324,731	8,412
		9,488
Health Care — 0.1%
National Medical Care Co	34,006	1,293

Information Technology — 0.1%
Arabian Internet & Communications
Services Co	23,831	1,430

Materials — 0.0%
SABIC Agri-Nutrients Co	7,500	221

Real Estate — 0.1%
Arabian Centres Co	292,469	1,472
Total Saudi Arabia		17,352

Singapore — 0.0%
Financials — 0.0%
Yangzijiang Financial Holding Ltd	325,109	101

South Africa — 4.8%
Communication Services — 0.4%
MTN Group Ltd	125,100	1,280
Telkom SA SOC Ltd	359,000	1,280
Vodacom Group Ltd	414,700	3,537
		6,097
Consumer Discretionary — 1.4%
Naspers Ltd, Cl N	327,908	21,855

Consumer Staples — 0.7%
AVI Ltd	864,664	5,505
Clicks Group Ltd	110,919	2,259
Tiger Brands Ltd	149,166	3,297
		11,061
Energy — 0.1%
Exxaro Resources Ltd	94,800	1,024

Financials — 1.3%
Absa Group Ltd	676,139	9,766
Capitec Bank Holdings Ltd	17,905	4,492
Discovery Ltd	142,657	1,959
JSE Ltd	85,600	741

SEI Institutional International Trust	25

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Momentum Group Ltd	193,345	$446
Nedbank Group Ltd	54,833	881
Old Mutual Ltd	505,400	455
Sanlam Ltd	403,338	2,397
		21,137
Health Care — 0.0%
Netcare Ltd	8,100	8

Information Technology — 0.1%
DataTec Ltd	198,235	945

Materials — 0.6%
Anglo American PLC	64,640	2,667
DRDGOLD Ltd	193,900	612
Gold Fields Ltd	3,400	148
Harmony Gold Mining Co Ltd	104,036	2,086
Impala Platinum Holdings Ltd	123,383	1,938
Kumba Iron Ore Ltd	64,111	1,360
Omnia Holdings Ltd	214,658	1,022
		9,833
Real Estate — 0.2%
Growthpoint Properties Ltd ‡	1,127,600	1,169
Redefine Properties Ltd ‡	1,385,839	502
Resilient REIT Ltd ‡	384,079	1,857
		3,528
Total South Africa		75,488

South Korea — 13.5%
Communication Services — 0.4%
Cheil Worldwide Inc	45,751	666
Krafton Inc *	401	68
KT Corp ADR	123,525	2,343
LG Uplus Corp	279,340	2,855
NAVER Corp	1,100	185
		6,117
Consumer Discretionary — 2.3%
Coway Co Ltd	29,880	1,799
DoubleUGames Co Ltd	4,300	160
Hankook Tire & Technology Co Ltd	97,130	3,936
Hyundai Department Store Co Ltd	13,288	816
Hyundai Mobis Co Ltd	21,994	5,707
Hyundai Motor Co	14,347	2,963
Kia Corp	198,035	16,788
LG Electronics Inc	54,311	3,466
Youngone Corp	19,695	1,118
		36,753
Consumer Staples — 0.2%
Amorepacific Holdings Corp	10,500	195
APR Corp/Korea	7,450	1,194
KT&G Corp	16,601	1,638
		3,027
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy — 0.1%
S-Oil Corp *	11,621	$669

Financials — 2.1%
BNK Financial Group Inc	65,600	722
Hana Financial Group Inc	220,429	14,382
Hyundai Marine & Fire Insurance Co Ltd *	16,027	342
Industrial Bank of Korea	26,190	381
KB Financial Group Inc	14,711	1,267
Korea Investment Holdings Co Ltd	11,487	1,293
Korean Reinsurance Co	30,500	244
Samsung Fire & Marine Insurance Co Ltd	7,309	2,518
Shinhan Financial Group Co Ltd	123,100	6,555
Woori Financial Group Inc	299,483	5,813
		33,517
Industrials — 1.9%
DL E&C Co Ltd	8,400	240
GS Holdings Corp	44,326	1,732
HD Korea Shipbuilding & Offshore Engineering Co Ltd	5,968	1,684
HDC Hyundai Development Co-Engineering & Construction, Cl E	12,400	188
Hyosung Corp	5,000	398
Hyosung Heavy Industries Corp	500	618
Hyundai Glovis Co Ltd	5,272	662
Hyundai Rotem Co Ltd	29,581	3,858
LX INTERNATIONAL CORP	9,700	219
Samsung E&A Co Ltd	55,500	924
Samsung Heavy Industries Co Ltd *	11,000	184
Sanil Electric Co Ltd *	17,475	1,576
SK Inc	14,389	2,568
SK Square Co Ltd *	57,929	14,752
		29,603
Information Technology — 6.3%
DB HiTek Co Ltd	100	5
HAESUNG DS Co Ltd	43,548	1,685
LG Innotek Co Ltd	12,166	2,288
NEXTIN Inc	26,736	1,337
Samsung Electro-Mechanics Co Ltd	8,021	1,420
Samsung Electronics Co Ltd	744,847	62,429
SK hynix Inc	67,715	30,667
		99,831
Materials — 0.2%
LG Chem Ltd	14,801	3,424
Total South Korea		212,941

Taiwan — 16.9%
Communication Services — 0.2%
Chunghwa Telecom Co Ltd	936,441	3,892

Consumer Discretionary — 0.1%
Far Eastern Department Stores Ltd	516,900	362

26	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fusheng Precision Co Ltd	7,735	$63
Merry Electronics Co Ltd	151,400	471
		896
Consumer Staples — 0.7%
Uni-President Enterprises Corp	4,344,900	10,653

Financials — 0.5%
Cathay Financial Holding Co Ltd	735,080	1,773
CTBC Financial Holding Co Ltd	4,250,000	6,791
		8,564
Health Care — 0.1%
Lotus Pharmaceutical Co Ltd *	252,000	2,266

Industrials — 0.6%
Bizlink Holding Inc	15,400	744
China Airlines Ltd	568,377	365
CyberPower Systems Inc	39,672	266
Eva Airways Corp	3,429,534	3,988
Kaori Heat Treatment Co Ltd	98,000	1,806
Sunonwealth Electric Machine Industry Co Ltd	145,105	737
Voltronic Power Technology Corp	50,350	1,550
		9,456
Information Technology — 14.7%
Accton Technology Corp	12,799	483
Advantech Co Ltd	708,648	6,479
Ardentec Corp	413,099	1,636
ASPEED Technology Inc	7,600	1,749
Asustek Computer Inc	329,000	5,719
AURAS Technology Co Ltd	57,000	1,831
Catcher Technology Co Ltd	67,230	444
Chroma ATE Inc	69,000	1,707
Delta Electronics Inc	379,781	11,585
Genius Electronic Optical Co Ltd	56,031	799
Hon Hai Precision Industry Co Ltd	767,279	5,624
King Slide Works Co Ltd	27,700	3,308
King Yuan Electronics Co Ltd	67,200	529
Largan Precision Co Ltd	56,238	4,450
Lite-On Technology Corp	283,973	1,477
MediaTek Inc	148,811	6,757
Nan Ya Printed Circuit Board Corp	178,000	1,365
Nanya Technology Corp *	307,000	1,884
Realtek Semiconductor Corp	32,224	500
Taiwan Semiconductor Manufacturing Co Ltd	2,820,181	138,632
Taiwan Semiconductor Manufacturing Co Ltd ADR	71,021	21,583
Tripod Technology Corp	201,463	2,033
United Microelectronics Corp	477,869	746
Universal Microwave Technology Inc	108,000	2,332
Win Semiconductors Corp	365,000	2,124
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wiwynn Corp	26,700	$3,804
Yageo Corp	266,793	1,956
		231,536
Total Taiwan		267,263

Thailand — 1.4%
Communication Services — 0.2%
Advanced Info Service PCL NVDR	242,100	2,404

Energy — 0.2%
PTT Exploration & Production PCL NVDR	890,260	3,183
Star Petroleum Refining PCL NVDR	3,660,300	684
		3,867
Financials — 0.7%
Kasikornbank PCL NVDR	1,738,500	10,723

Health Care — 0.1%
Bumrungrad Hospital PCL NVDR	249,200	1,245

Industrials — 0.2%
Airports of Thailand PCL NVDR	1,485,800	2,493

Utilities — 0.0%
Electricity Generating PCL NVDR	155,561	563
Total Thailand		21,295

Turkey — 0.4%
Communication Services — 0.0%
Turkcell Iletisim Hizmetleri AS	137,406	297

Financials — 0.3%
Haci Omer Sabanci Holding AS	1,397,957	2,735
Turkiye Is Bankasi AS, Cl C	180,240	59
Yapi ve Kredi Bankasi AS *	2,704,342	2,275
		5,069
Real Estate — 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS ‡	2,728,911	1,295
Total Turkey		6,661

United Arab Emirates — 2.7%
Financials — 1.0%
Abu Dhabi Commercial Bank PJSC	179,087	697
Abu Dhabi Islamic Bank PJSC	286,400	1,617
Dubai Islamic Bank PJSC	1,294,723	3,267
Emirates NBD Bank PJSC	1,019,554	7,724
First Abu Dhabi Bank PJSC	681,356	3,235
		16,540
Industrials — 0.3%
Air Arabia PJSC	3,039,622	3,852
Dubai Investments PJSC	692,400	673
		4,525

SEI Institutional International Trust	27

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.0%
Presight AI Holding PLC *	599,380	$535

Real Estate — 1.4%
Aldar Properties PJSC	857,943	2,031
Emaar Development PJSC	1,329,266	5,481
Emaar Properties PJSC	3,731,893	14,242
		21,754
Total United Arab Emirates		43,354

United Kingdom — 0.8%
Consumer Staples — 0.6%
Unilever PLC	133,090	8,677

Industrials — 0.1%
Metlen Energy & Metals PLC *	34,364	1,775

Materials — 0.1%
Anglogold Ashanti Plc	24,282	2,071
Total United Kingdom		12,523

United States — 0.4%
Information Technology — 0.3%
EPAM Systems Inc *	22,940	4,700

Materials — 0.1%
Titan SA	17,299	1,065
Total United States		5,765

Vietnam — 0.4%
Real Estate — 0.4%
Vinhomes JSC *	1,297,300	6,106

Total Common Stock
(Cost $1,059,859) ($ Thousands)		1,510,029

PREFERRED STOCK — 2.9%
Brazil — 1.0%
Energy — 0.4%
Petroleo Brasileiro SA - Petrobras(B)	1,220,537	6,865

Financials — 0.5%
Banco Bradesco SA (B)	1,638,500	5,439
Itausa SA(B)	1,413,713	3,013
		8,452
Industrials — 0.0%
Localiza Rent a Car SA*(B)	6,088	46

Materials — 0.1%
Bradespar SA(B)	328,963	1,195
Total Brazil		16,558

Colombia — 0.2%
Financials — 0.2%
Grupo Cibest SA(B)	149,500	2,367
Description	Shares		Market Value ($ Thousands)
PREFERRED STOCK (continued)
South Korea — 1.7%
Consumer Discretionary — 0.4%
Hyundai Motor Co (B)		37,664	$5,470
LG Electronics Inc(B)		35,169	1,185
			6,655
Information Technology — 1.2%
Samsung Electronics Co Ltd(B)		298,403	18,522

Materials — 0.1%
LG Chem Ltd(B)		11,805	1,362
Total South Korea			26,539

Total Preferred Stock
(Cost $39,899) ($ Thousands)			45,464

	Face Amount (Thousands)
DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale SA, Ser 1997
1.955%, 03/31/2174 (C)(D)	BRL	8	1

Total Debenture Bond
(Cost $—) ($ Thousands)			1

	Shares
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
3.640%**†		12,903,057	12,903
Total Cash Equivalent
(Cost $12,903) ($ Thousands)			12,903
Total Investments in Securities — 99.3%
(Cost $1,112,661) ($ Thousands)			$1,568,397

28	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

Emerging Markets Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
MSCI Emerging Markets Index	183	Mar-2026	$12,563	$12,915	$352

Percentages are based on Net Assets of $1,579,656 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(B)	No interest rate available.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(D)	Perpetual security with no stated maturity date.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$21,557	$96,701	$(105,355)	$—	$—	$12,903	$140	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional International Trust	29

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Fixed Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 93.8%
Australia — 3.2%
Amcor UK Finance
3.950%, 05/29/2032	EUR	650	$773
Australia Government Bond
4.500%, 04/21/2033	AUD	1,005	669
4.250%, 03/21/2036		491	314
3.500%, 12/21/2034		891	543
3.000%, 03/21/2047		627	301
2.750%, 05/21/2041		1,795	910
2.500%, 05/21/2030		3,731	2,315
2.250%, 05/21/2028		2,893	1,849
1.750%, 06/21/2051		3,447	1,175
NBN MTN
4.375%, 03/15/2033	EUR	185	231
New South Wales Treasury
4.750%, 02/20/2035	AUD	878	566
2.000%, 03/08/2033		1,010	553
Queensland Treasury
3.250%, 05/21/2035(A)	EUR	195	226
South Australian Government Financing Authority
4.750%, 05/24/2038	AUD	1,002	617
Treasury Corp of Victoria MTN
2.000%, 11/20/2037		2,435	1,112
			12,154
Austria — 1.6%
Mondi Finance MTN
3.750%, 05/18/2033	EUR	200	233
Republic of Austria Government Bond
4.150%, 03/15/2037(A)		698	888
3.450%, 10/20/2030(A)		283	345
3.200%, 07/15/2039		441	505
3.150%, 06/20/2044(A)		1,086	1,193
2.950%, 02/20/2035(A)		499	579
1.850%, 05/23/2049(A)		497	414
0.900%, 02/20/2032(A)		1,200	1,262
0.250%, 10/20/2036(A)		588	504
0.000%, 10/20/2040(A)(B)		497	349
			6,272
Belgium — 1.2%
Anheuser-Busch InBev MTN
3.950%, 03/22/2044		320	357
FLUVIUS System Operator MTN
3.875%, 05/02/2034		400	476
Kingdom of Belgium Government Bond
4.250%, 03/28/2041(A)		30	37
3.750%, 06/22/2045		438	496
3.500%, 06/22/2055(A)		406	412
3.450%, 06/22/2043(A)		288	316
3.100%, 06/22/2035(A)		612	704
3.000%, 06/22/2034(A)		621	719
2.850%, 10/22/2034(A)		34	39
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.700%, 10/22/2029(A)	EUR	271	$320
2.600%, 10/22/2030(A)		460	538
1.600%, 06/22/2047(A)		41	31
Syensqo
4.000%, 05/28/2035		200	234
			4,679
Brazil — 0.1%
Nexa Resources
6.750%, 04/09/2034(A)		$200	214
Raizen Fuels Finance
6.450%, 03/05/2034(A)		200	163
			377
Canada — 5.4%
Alimentation Couche-Tard
4.011%, 02/12/2036	EUR	234	275
Canada Government International Bond
4.625%, 04/30/2029		$270	278
Canada Housing Trust No. 1
2.100%, 09/15/2029(A)	CAD	1,225	868
Canadian Government Bond
4.000%, 06/01/2041		523	397
3.250%, 06/01/2035		578	417
3.000%, 06/01/2034		607	433
2.750%, 03/01/2030		2,832	2,053
2.750%, 06/01/2033		172	121
2.500%, 12/01/2032		952	665
2.250%, 06/01/2029		3,603	2,582
2.000%, 12/01/2051		1,565	797
1.750%, 12/01/2053		737	345
1.500%, 06/01/2026		1,420	1,033
1.250%, 03/01/2027		1,274	917
Canadian Imperial Bank of Commerce
4.508%, SOFRRATE + 0.930%, 09/11/2027 (C)		$355	356
CDP Financial
1.125%, 04/06/2027(A)	EUR	559	647
CI Financial
4.625%, 12/12/2031(A)		170	201
CPPIB Capital MTN
5.200%, 03/04/2034	AUD	274	183
0.250%, 04/06/2027	EUR	857	983
Gildan Activewear
4.700%, 10/07/2030(A)		$290	289
OMERS Finance Trust (A)
5.500%, 11/15/2033		284	304
4.000%, 04/20/2028		250	252
3.125%, 01/25/2029	EUR	250	297
Ontario Teachers' Finance Trust MTN
0.100%, 05/19/2028		143	159
Province of Alberta Canada MTN
3.375%, 04/02/2035		100	117

30	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Province of British Columbia Canada
4.000%, 06/18/2035	CAD	1,100	$812
Province of British Columbia Canada MTN
5.250%, 05/23/2034	AUD	380	252
Province of Manitoba Canada MTN
4.850%, 08/28/2034		119	76
Province of Ontario Canada
4.700%, 06/02/2037	CAD	570	440
4.650%, 06/02/2041		540	407
2.900%, 12/02/2046		1,419	804
2.800%, 06/02/2048		1,540	843
Province of Quebec Canada
6.250%, 06/01/2032		720	608
3.500%, 12/01/2048		635	386
Province of Quebec Canada MTN
5.250%, 05/02/2034	AUD	752	497
PSP Capital
3.250%, 07/02/2034(A)	EUR	250	291
PSP Capital MTN
5.250%, 02/27/2035	AUD	373	245
			20,630
Chile — 0.1%
Nacional del Cobre de Chile
5.950%, 01/08/2034(A)		$295	308

China — 9.1%
China Development Bank
4.300%, 08/02/2032	CNY	4,000	650
China Development Bank MTN
2.600%, 04/23/2029		7,510	1,099
China Government Bond
3.810%, 09/14/2050		13,470	2,443
3.120%, 10/25/2052		24,050	3,950
2.850%, 06/04/2027		17,280	2,527
2.600%, 09/15/2030		20,620	3,088
2.550%, 10/15/2028		34,750	5,134
2.390%, 03/15/2029		40,000	5,864
2.350%, 02/25/2034		26,550	3,948
2.110%, 08/25/2034		5,170	755
1.910%, 07/15/2029		6,970	1,011
1.850%, 05/15/2027		14,740	2,124
1.740%, 10/15/2029		2,240	323
CNPC Global Capital
2.600%, 01/25/2026		11,940	1,709
			34,625
Colombia — 1.9%
Colombian TES
13.250%, 02/09/2033	COP	3,671,000	975
11.750%, 01/24/2035		6,224,600	1,532
11.000%, 08/22/2029		6,892,900	1,723
7.750% 09/18/2030		1,622,900	352
7.000%, 03/26/2031		9,045,700	1,864
6.000%, 04/28/2028		3,412,000	790
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.750%, 11/03/2027	COP	760,200	$182
			7,418
Czech Republic — 0.2%
Czech Republic Government Bond
3.500%, 05/30/2035	CZK	1,290	58
1.950%, 07/30/2037		1,330	49
1.500%, 04/24/2040		2,920	93
1.200%, 03/13/2031		9,080	382
			582
Denmark — 0.1%
Denmark Government Bond
4.500%, 11/15/2039	DKK	1,533	284

Finland — 0.4%
Finland Government Bond (A)
3.000%, 09/15/2035	EUR	287	332
2.950%, 04/15/2055		130	128
1.375%, 04/15/2027		874	1,018
			1,478
France — 5.5%
Banque Federative du Credit Mutuel
3.875%, EUSA5 + 2.200%, 06/16/2032 (C)		300	357
Banque Federative du Credit Mutuel MTN
3.750%, 02/03/2034		300	353
BNP Paribas
5.176%, SOFRRATE + 1.520%, 01/09/2030 (A)(C)		$390	399
BNP Paribas MTN
4.750%, EUR003M + 1.600%, 11/13/2032 (C)	EUR	300	373
BPCE
2.125%, EUSA5 + 1.800%, 10/13/2046 (C)		1,400	1,475
1.000%, 01/20/2026(A)		$950	949
BPCE MTN
4.125%, EUR003M + 1.450%, 03/08/2033 (C)	EUR	900	1,083
Credit Agricole MTN
6.500%, EUAMDB05 + 4.207% (C)(D)		400	496
Credit Agricole Assurances
4.750%, 09/27/2048(C)		200	244
Electricite de France MTN
7.500%, EUSA5 + 4.860% (C)(D)		600	767
5.875%, BPISDS15 + 3.323% (C)(D)	GBP	400	540
4.625%, 01/25/2043	EUR	900	1,036
Engie MTN
4.500%, 09/06/2042		300	352
French Republic Government Bond OAT (A)
3.600%, 05/25/2042		2,558	2,838
3.250%, 05/25/2055		1,268	1,199
3.000%, 11/25/2034		152	173

SEI Institutional International Trust	31

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.750%, 02/25/2029	EUR	719	$851
2.750%, 02/25/2030		3,502	4,124
2.500%, 09/24/2026		112	132
2.500%, 09/24/2027		2,027	2,391
Indigo Group SAS
4.500%, 04/18/2030		300	368
Ubisoft Entertainment
0.878%, 11/24/2027		500	540
			21,040
Germany — 8.6%
Bayer
7.000%, EUSA5 + 3.896%, 09/25/2083 (C)		400	516
Bundesobligation
2.500%, 10/11/2029		8,076	9,542
0.000%, 10/09/2026(B)		3,673	4,249
Bundesrepublik Deutschland
Bundesanleihe
4.000%, 01/04/2037		935	1,204
2.600%, 08/15/2034		1,028	1,190
2.600%, 05/15/2041		77	84
2.500%, 02/15/2035		1,030	1,179
2.500%, 07/04/2044		1,249	1,300
2.300%, 02/15/2033		1,340	1,538
2.200%, 02/15/2034		2,417	2,726
0.000%, 08/15/2030(B)		3,597	3,788
0.000%, 08/15/2052(B)		546	257
Bundesrepublik Deutschland
Bundesanleihe, Ser 03
4.750%, 07/04/2034		210	284
Commerzbank
6.500%(C)(D)		400	499
Commerzbank MTN
7.875%, EUAMDB05 + 5.129% (C)(D)		200	265
Deutsche Bank
5.000%, EUR003M + 2.950%, 09/05/2030 (C)		300	372
Deutsche Bank MTN
1.750%, 11/19/2030(C)		900	998
Eurogrid GmbH MTN
4.056%, 05/28/2037		200	236
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/2037	JPY	207,000	1,402
Sartorius Finance BV
4.875%, 09/14/2035	EUR	200	248
Volkswagen International Finance
3.875%(C)(D)		200	231
Wintershall Dea Finance 2 BV
3.000%(C)(D)		500	564
			32,672
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Greece — 0.1%
Hellenic Republic Government Bond
3.625%, 06/15/2035(A)	EUR	344	$410

Hungary — 0.1%
Hungary Government Bond
7.000%, 10/24/2035	HUF	25,180	78
4.750%, 11/24/2032		18,630	51
4.500%, 03/23/2028		115,200	340
3.000%, 10/27/2038		4,830	10
2.000%, 05/23/2029		3,270	9
			488
Iceland — 0.7%
Iceland Rikisbref
6.500%, 01/24/2031	ISK	117,539	931
6.500%, 02/15/2038		238,453	1,911
			2,842
Indonesia — 2.1%
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	9,078,000	617
8.375%, 03/15/2034		36,854,000	2,518
7.500%, 06/15/2035		2,305,000	151
7.375%, 05/15/2048		12,720,000	816
7.000%, 09/15/2030		11,697,000	738
6.750%, 07/15/2035		7,757,000	489
6.625%, 02/15/2034		4,177,000	259
6.500%, 02/15/2031		12,675,000	781
6.375%, 08/15/2028		21,120,000	1,297
5.500%, 04/15/2026		5,497,000	330
			7,996
Ireland — 0.1%
Ireland Government Bond
3.150%, 10/18/2055	EUR	149	156
0.113%, 10/18/2031		364	367
			523
Israel — 0.0%
Israel Government Bond - Fixed
1.000%, 03/31/2030	ILS	593	168

Italy — 4.1%
ASTM MTN
2.375%, 11/25/2033	EUR	620	650
Autostrade per l'Italia
2.000%, 01/15/2030		215	241
Autostrade per l'Italia MTN
4.625%, 02/28/2036		136	165
2.250%, 01/25/2032		720	786
Intesa Sanpaolo MTN
4.875%, 05/19/2030		275	347
Italy Buoni Poliennali Del Tesoro
4.650%, 10/01/2055(A)		525	643
4.300%, 10/01/2054(A)		770	897

32	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.850%, 10/01/2040(A)	EUR	2,475	$2,892
3.650%, 08/01/2035(A)		620	740
3.350%, 07/01/2029		5,421	6,533
3.250%, 11/15/2032(A)		428	507
3.100%, 08/28/2026		763	902
UniCredit
3.127%, H15T1Y + 1.550%, 06/03/2032 (A)(C)		$305	283
			15,586
Japan — 12.0%
Development Bank of Japan
2.300%, 03/19/2026	JPY	150,000	960
East Japan Railway MTN
3.533%, 09/04/2036	EUR	330	380
Japan Government Forty Year Bond
2.200%, 03/20/2064	JPY	282,600	1,311
1.400%, 03/20/2055		465,500	1,893
1.000%, 03/20/2062		301,050	973
Japan Government Ten Year Bond
0.900%, 09/20/2034		105,550	617
0.500%, 12/20/2032		617,550	3,617
0.100%, 09/20/2027		476,950	2,991
0.100%, 12/20/2031		277,950	1,618
Japan Government Thirty Year Bond
2.800%, 06/20/2055		76,250	435
2.400%, 03/20/2055		182,600	957
2.300%, 03/20/2040		689,850	4,281
2.300%, 12/20/2054		146,350	750
2.100%, 09/20/2054		89,050	436
1.800%, 09/20/2053		261,000	1,193
1.800%, 03/20/2054		40,000	182
0.800%, 09/20/2047		97,150	399
0.700%, 03/20/2051		32,350	114
0.700%, 12/20/2051		241,000	831
0.400%, 12/20/2049		455,650	1,548
Japan Government Thirty Year Bond, Ser 29
2.400%, 09/20/2038		50,650	324
Japan Government Thirty Year Bond, Ser 30
2.300%, 03/20/2039		152,800	961
Japan Government Thirty Year Bond, Ser 36
2.000%, 03/20/2042		369,150	2,144
Japan Government Twenty Year Bond
1.800%, 09/20/2031		416,950	2,686
1.700%, 06/20/2033		581,450	3,680
1.400%, 09/20/2034		284,800	1,738
0.900%, 06/20/2042		489,800	2,375
0.500%, 09/20/2036		307,250	1,654
0.200%, 06/20/2036		96,950	508
Japan Government Twenty Year Bond, Ser 144
1.500%, 03/20/2033		24,900	156
Japan Government Two Year Bond
0.800%, 03/01/2027		517,450	3,296
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
NTT Finance (A)
4.091%, 07/16/2037	EUR	164	$195
3.678%, 07/16/2033		221	261
1.162%, 04/03/2026		$345	342
			45,806
Luxembourg — 0.4%
Eurofins Scientific
4.750%, 09/06/2030	EUR	660	820
JAB Holdings BV
4.750%, 06/29/2032		300	374
SES MTN
4.875%, 06/24/2033		140	164
			1,358
Malaysia — 2.3%
Malaysia Government Bond
4.642%, 11/07/2033	MYR	242	64
4.457%, 03/31/2053		182	48
4.392% 04/15/2026		2,912	721
4.232%, 06/30/2031		2,560	660
4.065%, 06/15/2050		657	165
3.906%, 07/15/2026		2,953	732
3.885%, 08/15/2029		4,170	1,051
3.828%, 07/05/2034		3,595	907
3.757%, 05/22/2040		1,066	262
3.733%, 06/15/2028		2,155	540
3.582%, 07/15/2032		459	114
3.519%, 04/20/2028		4,458	1,111
3.502% 05/31/2027		8,226	2,040
2.632%, 04/15/2031		1,040	247
			8,662
Mexico — 3.9%
Eagle Funding Luxco Sarl
5.500%, 08/17/2030(A)		$1,800	1,834
Mexican Bonos
8.500%, 02/28/2030	MXN	2,733	152
8.000%, 11/07/2047		4,945	237
8.000%, 07/31/2053		16,872	800
7.750%, 11/23/2034		23,993	1,238
7.750%, 11/13/2042		35,954	1,709
7.500% 06/03/2027		18,731	1,040
Mexican Bonos, Ser M30
10.000% 11/20/2036		36,831	2,177
8.500%, 11/18/2038		5,718	298
Mexico Government International Bond
4.000%, 03/15/2115	EUR	2,530	2,077
Petroleos Mexicanos
6.700%, 02/16/2032		$1,385	1,381
5.950%, 01/28/2031		758	734
4.750%, 02/26/2029	EUR	1,017	1,200
			14,877

SEI Institutional International Trust	33

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Netherlands — 2.9%
Cooperatieve Rabobank UA
4.375%(C)(D)	EUR	200	$236
Cooperatieve Rabobank UA MTN
4.625%, EUR003M + 1.550%, 01/27/2028 (C)		200	240
1.250%, 05/31/2032		300	319
CTP
4.250%, 03/10/2035		160	187
Kingdom of Netherlands
3.750%, 01/15/2042(A)		725	892
Koninklijke KPN MTN
3.375%, 02/17/2035		200	228
Nederlandse Waterschapsbank MTN
0.000%, 11/16/2026(B)		432	498
Netherlands Government Bond (A)
4.000%, 01/15/2037		236	300
2.500%, 01/15/2030		2,023	2,382
2.500%, 01/15/2033		3,006	3,478
2.500%, 07/15/2034		79	90
2.500%, 07/15/2035		744	840
0.240%, 01/15/2038		1,554	1,246
0.000%, 07/15/2030(B)		256	269
			11,205
New Zealand — 2.3%
New Zealand Government Bond
5.000%, 05/15/2054	NZD	38	21
4.500%, 04/15/2027		3,050	1,793
4.500%, 05/15/2030		3,281	1,948
4.500%, 05/15/2035		324	188
3.000%, 04/20/2029		879	499
2.750%, 04/15/2037		8	4
1.750%, 05/15/2041		10	4
1.500%, 05/15/2031		130	66
0.250%, 05/15/2028		2,947	1,584
New Zealand Government Inflation Linked
Bond
2.500%, 09/20/2035		2,061	1,594
2.500%, 09/20/2040		781	569
New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027		803	471
			8,741
Norway — 1.6%
Norway Government Bond (A)
3.750%, 06/12/2035	NOK	1,252	120
3.625%, 05/31/2039		845	79
2.125%, 05/18/2032		4,654	413
2.000%, 04/26/2028		2,624	249
1.750%, 02/17/2027		13,580	1,314
1.750%, 09/06/2029		7,731	711
1.500%, 02/19/2026		3,578	353
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.375%, 08/19/2030	NOK	13,903	$1,233
1.250%, 09/17/2031		13,740	1,177
Var Energi
7.862%, EUAMDB05 + 4.765%, 11/15/2083 (C)	EUR	410	529
			6,178
Poland — 1.7%
Republic of Poland Government Bond
6.000%, 10/25/2033	PLN	3,191	949
5.000%, 10/25/2034		4,381	1,213
2.000%, 08/25/2036		15,531	4,225
1.750%, 04/25/2032		719	168
			6,555
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT (A)
3.875%, 02/15/2030	EUR	258	320
3.625%, 06/12/2054		139	153
3.000%, 06/15/2035		201	233
			706
Romania — 1.5%
Romania Government Bond
7.900%, 02/24/2038	RON	115	29
6.750%, 04/25/2035		305	70
6.300%, 04/26/2028		915	210
4.850%, 07/25/2029		955	208
4.750%, 10/11/2034		795	159
Romanian Government International Bond
6.500%, 10/07/2045(A)	EUR	440	515
2.625%, 12/02/2040		2,340	1,810
Romanian Government International Bond MTN
3.375%, 01/28/2050		1,030	775
2.750%, 04/14/2041		2,314	1,799
			5,575
Singapore — 0.1%
Singapore Government Bond
3.500%, 03/01/2027	SGD	390	310
2.875%, 09/01/2030		139	113
1.875%, 10/01/2051		157	115
			538
Slovak Republic — 0.1%
Slovakia Government Bond
4.000%, 10/19/2032	EUR	389	480

Slovenia — 0.2%
Slovenia Government Bond
1.250%, 03/22/2027		556	647

South Africa — 0.3%
Republic of South Africa Government Bond
8.875%, 02/28/2035	ZAR	18,616	1,169

34	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
South Korea — 0.8%
Korea Treasury Bond
3.500%, 06/10/2034	KRW	169,850	$119
3.375%, 06/10/2032		669,510	466
3.125%, 09/10/2027		1,453,510	1,014
2.000%, 06/10/2031		2,020,670	1,312
1.875%, 06/10/2029		450,460	300
			3,211
Spain — 2.4%
Banco Santander
0.250%, 07/10/2029	EUR	400	433
Banco Santander MTN
5.750%, EUSA5 + 2.850%, 08/23/2033 (C)		300	373
CaixaBank
1.250%, 01/11/2027		300	349
CaixaBank MTN
5.000%, EUR003M + 1.650%, 07/19/2029 (C)		200	247
Cepsa Finance MTN
4.125%, 04/11/2031		400	478
Repsol E&P Capital Markets US
5.204%, 09/16/2030(A)		$200	203
Spain Government Bond
4.000%, 10/31/2054(A)	EUR	650	748
3.500%, 01/31/2041(A)		520	594
3.450%, 10/31/2034(A)		1,429	1,712
3.450%, 07/30/2043(A)		453	506
2.700%, 01/31/2030		2,129	2,515
2.400%, 05/31/2028		352	415
1.900%, 10/31/2052(A)		653	501
			9,074
Supra-National — 4.1%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	380,000	2,473
European Investment Bank
5.625%, 06/07/2032	GBP	768	1,117
1.900%, 01/26/2026	JPY	50,000	319
European Union
3.000%, 03/04/2053	EUR	1,805	1,766
European Union MTN
3.375%, 12/12/2035		2,947	3,511
3.000%, 12/04/2034		2,002	2,336
European Union Bill
0.000%, 09/04/2026(E)(F)		2,210	2,560
International Bank for Reconstruction & Development MTN
4.200%, 04/21/2033	AUD	2,689	1,700
			15,782
Sweden — 0.2%
Sweden Government Bond
1.750%, 11/11/2033	SEK	2,375	242
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Sweden Inflation Linked Bond
0.125%, 12/01/2027	SEK	2,615	$480
			722
Switzerland — 1.2%
Government of Switzerland
3.500%, 04/08/2033	CHF	1,664	2,595
1.500%, 04/30/2042		316	461
Swisscom Finance BV MTN
3.500%, 11/29/2031	EUR	460	549
UBS Group (A)(D)
9.250%, H15T5Y + 4.745% (C)		$237	260
7.000%, USISSO05 + 3.296% (C)		300	306
UBS Group MTN
4.625%, EUAMDB01 + 1.150%, 03/17/2028 (C)	EUR	265	319
			4,490
Thailand — 0.3%
Thailand Government Bond
4.675%, 06/29/2044	THB	2,840	123
2.400%, 11/17/2027		19,022	618
2.000%, 12/17/2031		1,865	62
1.875%, 06/17/2049		9,892	287
			1,090
United Kingdom — 5.8%
Barclays (D)
9.250%, BPISDS05 + 5.639% (C)	GBP	350	508
8.875%, GUKG5 + 6.955% (C)		210	296
Barclays MTN
5.262%, EUSA1 + 2.550%, 01/29/2034 (C)	EUR	250	321
Cadent Finance MTN
3.750%, 04/16/2033		390	460
0.750%, 03/11/2032		355	355
Centrica
6.500%, GUKG5 + 2.512%, 05/21/2055 (C)	GBP	350	485
Centrica MTN
4.375%, 03/13/2029		179	241
DS Smith MTN
4.500%, 07/27/2030	EUR	440	541
HSBC Holdings
6.364%, EUSA5 + 3.300%, 11/16/2032 (C)		249	310
Informa MTN
3.375%, 06/09/2031		200	234
Motability Operations Group MTN
3.875%, 01/24/2034		320	377
National Grid MTN
4.275%, 01/16/2035		370	450
United Kingdom Gilt
4.500%, 09/07/2034	GBP	353	478
4.500%, 03/07/2035		360	485

SEI Institutional International Trust	35

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.375%, 01/31/2040	GBP	367	$468
4.375%, 07/31/2054		2,084	2,458
4.250%, 06/07/2032		1,362	1,849
4.250%, 07/31/2034		749	995
4.250%, 12/07/2046		480	573
4.250%, 12/07/2049		913	1,074
4.000%, 10/22/2063		921	998
3.750%, 03/07/2027		722	971
3.750%, 01/29/2038		504	616
3.500%, 01/22/2045		513	555
1.250%, 07/31/2051		3,638	2,171
0.875%, 01/31/2046		974	618
0.500%, 01/31/2029		383	467
United Kingdom Inflation-Linked Gilt
1.125%, 09/22/2035		1,702	2,281
0.750%, 11/22/2033		462	647
			22,282
United States — 4.9%
American Express
4.731%, SOFRRATE + 1.260%, 04/25/2029 (C)		$165	168
American National Group
6.000%, 07/15/2035		210	213
Amgen
5.150%, 03/02/2028		205	210
Aptiv Swiss Holdings
4.250%, 06/11/2036	EUR	291	339
AT&T
1.650%, 02/01/2028		$870	829
Avery Dennison
4.000%, 09/11/2035	EUR	213	251
Bank of America
4.623%, SOFRRATE + 1.110%, 05/09/2029 (C)		$280	284
Becton Dickinson
3.828%, 06/07/2032	EUR	291	348
BMS Ireland Capital Funding DAC
4.581%, 11/10/2055		224	256
3.363%, 11/10/2033		204	237
Charter Communications Operating
6.700%, 12/01/2055		$69	66
5.850%, 12/01/2035		155	155
4.800%, 03/01/2050		630	473
Citadel Finance
5.900%, 02/10/2030(A)		1,000	1,021
Citigroup
4.113%, EUR003M + 1.582%, 04/29/2036 (C)	EUR	380	454
3.493%, EUR003M + 1.030%, 10/22/2034 (C)		280	322
Columbia Pipelines Holding
6.055%, 08/15/2026(A)		$120	121
Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Comcast
0.000%, 09/14/2026(B)	EUR	450	$520
Diamondback Energy
5.200%, 04/18/2027		$470	477
Energy Transfer
5.200%, 04/01/2030		55	57
Fiserv Funding ULC
4.000%, 06/15/2036	EUR	193	222
Ford Motor Credit
7.122%, 11/07/2033		$280	301
6.125%, 05/15/2028	EUR	205	257
Foundry JV Holdco (A)
6.200%, 01/25/2037		$250	262
6.100%, 01/25/2036		610	638
Global Payments
4.875%, 03/17/2031	EUR	359	439
GLP Capital
5.750%, 11/01/2037		$541	538
Intel
5.600%, 02/21/2054		406	375
4.875%, 02/10/2026		250	250
JPMorgan Chase
6.070%, SOFRRATE + 1.330%, 10/22/2027 (C)		230	234
Kroger
5.650%, 09/15/2064		122	116
Kyndryl Holdings
2.050%, 10/15/2026		455	448
Medtronic
4.150%, 10/15/2043	EUR	428	493
Medtronic Global Holdings SCA
1.125%, 03/07/2027		400	463
Meta Platforms
4.875%, 11/15/2035		$180	180
4.600%, 11/15/2032		460	463
Morgan Stanley
4.813%, EUR003M + 1.762%, 10/25/2028 (C)	EUR	435	530
4.099%, EUR003M + 1.553%, 05/22/2036 (C)		260	310
3.790%, EUR003M + 1.037%, 03/21/2030 (C)		136	163
3.521%, EUR003M + 1.315%, 05/22/2031 (C)		110	131
0.406%, 10/29/2027(C)		370	428
MSD Netherlands Capital BV
3.500%, 05/30/2037		190	219
New York Life Global Funding MTN
5.000%, 06/06/2029(A)		$369	379
NextEra Energy Capital Holdings
4.496%, EUAMDB05 + 1.900%, 05/15/2056 (C)	EUR	301	352

36	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Oncor Electric Delivery
3.625%, 06/15/2034	EUR	140	$163
ONEOK
4.250%, 09/24/2027		$600	602
Oracle
5.950%, 09/26/2055		159	141
5.200%, 09/26/2035		310	297
Realty Income
5.125%, 07/06/2034	EUR	114	146
3.875%, 06/20/2035		152	176
Royalty Pharma
5.900%, 09/02/2054		$200	197
Santander Holdings USA
6.174%, SOFRRATE + 2.500%, 01/09/2030 (C)		199	207
Southern
5.500%, 03/15/2029		320	332
State Street
5.272%, 08/03/2026		225	226
Veralto
5.500%, 09/18/2026		335	338
Verizon Communications
2.100%, 03/22/2028		445	427
Wells Fargo
3.900%, H15T5Y + 3.453% (C)(D)		91	91
WP Carey
3.700%, 11/19/2034	EUR	218	248
Zions Bancorp
6.816%, SOFRRATE + 2.830%, 11/19/2035 (C)		$250	266
			18,849

Total Global Bonds
(Cost $367,878) ($ Thousands)			358,529

U.S. TREASURY OBLIGATIONS — 3.6%
U.S. Treasury Bill
3.550%, 03/26/2026 (F)		2,039	2,022
U.S. Treasury Inflation Indexed Bonds
1.625%, 04/15/2030		2,073	2,131
U.S. Treasury Note
4.250%, 08/15/2035		524	528
3.750%, 04/30/2027		8,920	8,948

Total U.S. Treasury Obligations
(Cost $13,597) ($ Thousands)			13,629
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 1.0%
Non-Agency Mortgage-Backed Obligations — 1.0%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
6.280%, 09/25/2034(C)	$5	$4
FNMA 30 Year TBA
5.500%, 01/15/2056	4,000	4,056
JP Morgan Mortgage Trust, Ser 2004-A5, Cl 3A1
4.840%, 12/25/2034(C)	11	10

Total Mortgage-Backed Securities
(Cost $4,057) ($ Thousands)		4,070

Total Investments in Securities — 98.4%
(Cost $385,532) ($ Thousands)		$376,228

SEI Institutional International Trust	37

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Fixed Income Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Australian 3-Year Bond	5	Mar-2026	$348	$351	$1
Canadian 10-Year Bond	49	Mar-2026	4,251	4,322	(39)
Euro-Bobl	62	Mar-2026	8,429	8,458	(36)
Euro-Schatz	102	Mar-2026	12,704	12,793	(13)
ICE 3-Month SONIA	97	Dec-2026	31,356	31,531	(5)
Japanese 10-Year Bond	9	Mar-2026	7,643	7,607	(42)
Korea 10-Year Bond	37	Mar-2026	2,822	2,907	20
Korea 3-Year Bond	70	Mar-2026	4,990	5,121	16
Long Gilt 10-Year Bond	68	Mar-2026	8,199	8,357	26
U.S. 10-Year Treasury Note	41	Mar-2026	4,644	4,610	(34)
U.S. Ultra Long Treasury Bond	3	Mar-2026	355	354	(1)
			85,741	86,411	(107)
Short Contracts
Australian 10-Year Bond	(1)	Mar-2026	$(72)	$(72)	$–
Euro-BTP	(19)	Mar-2026	(2,638)	(2,682)	(21)
Euro-Bund 10-Year Bond	(26)	Mar-2026	(3,897)	(3,896)	28
Euro-Buxl	(32)	Mar-2026	(4,178)	(4,138)	83
Euro-Schatz	(26)	Mar-2026	(3,242)	(3,261)	4
Japanese 10-Year Bond	(17)	Mar-2026	(14,678)	(14,370)	111
U.S. 2-Year Treasury Note	(11)	Mar-2026	(2,298)	(2,297)	1
U.S. 2-Year Treasury Note	(14)	Mar-2026	(2,922)	(2,923)	(1)
U.S. 5-Year Treasury Note	(110)	Mar-2026	(12,060)	(12,024)	36
U.S. 10-Year Treasury Note	(96)	Mar-2026	(10,819)	(10,794)	25
U.S. Long Treasury Bond	(11)	Mar-2026	(1,278)	(1,271)	7
Ultra 10-Year U.S. Treasury Note	(58)	Mar-2026	(6,693)	(6,670)	23
			(64,775)	(64,398)	296
			$20,966	$22,013	$189

A list of the open forward foreign currency contracts held by the Fund at December 31, 2025, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/07/26	USD	27	AUD	40	$—
Bank of America	01/07/26	JPY	15,000	USD	96	1
Bank of America	01/22/26	USD	144	GBP	107	—
Bank of America	01/22/26	EUR	400	USD	473	3
Bank of America	01/22/26	USD	768	KZT	435,114	84
Bank of America	01/22/26	USD	1,481	EUR	1,266	8
Bank of America	01/22/26	USD	2,460	JPY	380,553	(27)
Bank of America	01/22/26	PEN	4,353	USD	1,280	(14)
Bank of America	01/22/26	ZAR	36,884	USD	2,123	(100)
Bank of America	01/22/26	KZT	101,870	USD	200	—
Bank of America	01/22/26	JPY	121,901	USD	790	11
Bank of America	01/22/26	KRW	890,063	USD	625	7
Bank of America	01/22/26	KRW	1,402,080	USD	960	(13)
Bank of Nova Scotia	01/22/26	PEN	2,167	USD	640	(4)
Barclays PLC	01/07/26	USD	165	ILS	525	—
Barclays PLC	01/07/26	USD	205	NOK	2,050	(2)
Barclays PLC	01/07/26	USD	253	SEK	2,320	(1)
Barclays PLC	01/07/26	USD	1,190	THB	37,420	(2)

38	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	01/07/26	PLN	2,085	USD	568	$(12)
Barclays PLC	01/07/26	THB	37,420	USD	1,158	(30)
Barclays PLC	01/08/26	USD	56	RON	250	1
Barclays PLC	01/08/26	RON	250	USD	58	—
Barclays PLC	01/22/26	GBP	44	EUR	50	—
Barclays PLC	01/22/26	GBP	1,430	USD	1,903	(20)
Barclays PLC	01/22/26	USD	1,774	COP	6,949,571	45
Barclays PLC	01/22/26	USD	2,418	KRW	3,391,936	(63)
Barclays PLC	01/22/26	JPY	181,225	USD	1,220	61
Barclays PLC	01/22/26	CLP	309,629	USD	335	(9)
Barclays PLC	01/22/26	COP	653,693	USD	170	(1)
Barclays PLC	02/02/26	USD	58	RON	250	—
Barclays PLC	02/02/26	ILS	525	USD	165	—
Barclays PLC	02/02/26	NOK	2,050	USD	205	1
Barclays PLC	02/02/26	SEK	2,320	USD	253	1
Barclays PLC	02/02/26	THB	37,420	USD	1,190	—
Barclays PLC	02/02/26	HUF	160,200	USD	488	(2)
BMO Capital	01/07/26	CAD	1,682	USD	1,222	(5)
BMO Capital	01/07/26	CNY	47,029	USD	6,661	(68)
BNP Paribas	01/07/26	USD	17	EUR	14	—
BNP Paribas	01/07/26	EUR	80	USD	93	(1)
BNP Paribas	01/07/26	USD	552	SGD	708	(1)
BNP Paribas	01/07/26	USD	1,617	MYR	6,540	(5)
BNP Paribas	01/07/26	CAD	3,333	USD	2,368	(63)
BNP Paribas	01/07/26	USD	4,220	CAD	5,779	(3)
BNP Paribas	01/07/26	MYR	6,540	USD	1,573	(40)
BNP Paribas	01/07/26	USD	19,565	CNY	136,719	(5)
BNP Paribas	01/07/26	HUF	160,200	USD	482	(8)
BNP Paribas	01/07/26	JPY	1,958,700	USD	12,548	46
BNP Paribas	01/08/26	USD	175	RON	775	4
BNP Paribas	01/08/26	RON	775	USD	179	—
BNP Paribas	01/22/26	USD	1,337	JPY	195,087	(90)
BNP Paribas	01/22/26	USD	1,561	EUR	1,323	(6)
BNP Paribas	01/22/26	GBP	1,760	EUR	2,013	—
BNP Paribas	01/22/26	CAD	1,777	USD	1,270	(28)
BNP Paribas	01/22/26	EUR	2,059	NOK	24,233	(18)
BNP Paribas	01/22/26	AUD	2,878	USD	1,900	(19)
BNP Paribas	01/22/26	USD	5,171	CNY	36,443	39
BNP Paribas	01/22/26	EUR	22,586	USD	26,670	118
BNP Paribas	01/22/26	EUR	1,085	USD	1,270	(5)
BNP Paribas	02/02/26	USD	179	RON	775	—
BNP Paribas	02/02/26	SGD	708	USD	553	1
BNP Paribas	02/02/26	CAD	5,779	USD	4,225	2
BNP Paribas	02/02/26	CNY	136,719	USD	19,596	56
BNP Paribas	02/04/26	MYR	6,540	USD	1,619	2
Brown Brothers Harriman	01/22/26	USD	1,016	EUR	872	9
Brown Brothers Harriman	01/22/26	CHF	2,111	USD	2,685	13
Brown Brothers Harriman	01/22/26	CAD	8,074	USD	5,809	(88)
Citigroup	01/07/26	EUR	55	USD	65	—
Citigroup	01/07/26	USD	98	EUR	84	1

SEI Institutional International Trust	39

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	01/08/26	USD	350	RON	1,550	$7
Citigroup	01/08/26	RON	1,550	USD	358	1
Citigroup	01/22/26	USD	330	KRW	486,882	8
Citigroup	01/22/26	USD	685	CLP	634,447	20
Citigroup	01/22/26	USD	1,270	CAD	1,767	21
Citigroup	01/22/26	GBP	1,572	USD	2,110	(4)
Citigroup	01/22/26	USD	1,812	EUR	1,560	22
Citigroup	01/22/26	EUR	22,600	USD	26,664	95
Citigroup	01/22/26	CLP	282,360	USD	305	(9)
Citigroup	01/22/26	JPY	1,170,023	USD	7,928	448
Citigroup	01/22/26	COP	29,424,466	USD	7,530	(169)
Citigroup	02/02/26	USD	358	RON	–	(1)
Deutsche Bank	01/07/26	USD	12	MYR	50	—
Deutsche Bank	01/07/26	MYR	50	USD	12	—
Deutsche Bank	01/07/26	USD	334	NZD	577	(3)
Deutsche Bank	01/07/26	SEK	2,320	USD	244	(8)
Deutsche Bank	01/07/26	EUR	15,103	USD	17,932	190
Deutsche Bank	01/22/26	USD	26	CAD	36	1
Deutsche Bank	01/22/26	USD	433	EUR	370	2
Deutsche Bank	02/02/26	NZD	577	USD	335	3
Deutsche Bank	02/02/26	EUR	52,438	USD	61,581	(91)
Deutsche Bank	02/04/26	MYR	50	USD	12	—
Goldman Sachs	01/07/26	CHF	373	USD	465	(7)
Goldman Sachs	01/07/26	ILS	525	USD	161	(4)
Goldman Sachs	01/07/26	USD	545	CZK	11,230	1
Goldman Sachs	01/07/26	USD	580	PLN	2,085	—
Goldman Sachs	01/07/26	NOK	2,050	USD	200	(3)
Goldman Sachs	01/07/26	CZK	11,230	USD	535	(11)
Goldman Sachs	01/07/26	EUR	34,314	USD	39,691	(618)
Goldman Sachs	01/22/26	USD	1,164	ZAR	20,323	61
Goldman Sachs	01/22/26	CNY	103,926	USD	14,701	(156)
Goldman Sachs	02/02/26	PLN	2,085	USD	580	—
Goldman Sachs	02/02/26	CZK	11,230	USD	545	(1)
Goldman Sachs	02/02/26	JPY	2,975,200	USD	19,042	5
HSBC	01/22/26	USD	30	ZAR	515	1
HSBC	01/22/26	USD	57	COP	225,000	2
HSBC	01/22/26	EUR	150	NOK	1,778	—
HSBC	01/22/26	GBP	151	USD	197	(6)
JPMorgan Chase Bank	01/07/26	USD	13	JPY	1,900	(1)
JPMorgan Chase Bank	01/07/26	USD	312	DKK	1,980	(1)
JPMorgan Chase Bank	01/07/26	JPY	1,200	USD	8	—
JPMorgan Chase Bank	01/07/26	USD	1,735	GBP	1,291	2
JPMorgan Chase Bank	01/07/26	DKK	1,980	USD	307	(5)
JPMorgan Chase Bank	01/08/26	USD	37	RON	160	—
JPMorgan Chase Bank	01/08/26	RON	160	USD	36	(1)
JPMorgan Chase Bank	01/12/26	USD	295	CNY	2,057	(1)
JPMorgan Chase Bank	01/12/26	USD	581	CAD	797	1
JPMorgan Chase Bank	01/12/26	USD	3,384	SEK	31,549	41
JPMorgan Chase Bank	01/12/26	CAD	638	USD	466	—
JPMorgan Chase Bank	01/12/26	CAD	8,143	USD	5,853	(90)

40	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	01/13/26	USD	2,319	JPY	357,745	$(35)
JPMorgan Chase Bank	01/13/26	JPY	2,486,886	USD	16,915	1,033
JPMorgan Chase Bank	01/13/26	JPY	152,530	USD	973	(1)
JPMorgan Chase Bank	01/20/26	USD	651	COP	2,579,419	25
JPMorgan Chase Bank	01/20/26	USD	43	COP	161,027	(1)
JPMorgan Chase Bank	01/20/26	COP	9,341,323	USD	2,403	(47)
JPMorgan Chase Bank	01/26/26	USD	2,544	MXN	47,194	75
JPMorgan Chase Bank	01/26/26	USD	722	MXN	12,987	(1)
JPMorgan Chase Bank	01/26/26	MXN	7,758	USD	431	—
JPMorgan Chase Bank	01/26/26	MXN	94,703	USD	5,101	(154)
JPMorgan Chase Bank	02/02/26	RON	160	USD	37	—
JPMorgan Chase Bank	02/02/26	USD	674	IDR	11,290,036	2
JPMorgan Chase Bank	02/02/26	DKK	1,980	USD	313	1
JPMorgan Chase Bank	02/02/26	USD	4,710	SEK	43,936	65
JPMorgan Chase Bank	02/02/26	USD	523	SEK	4,802	(1)
JPMorgan Chase Bank	02/02/26	SEK	5,323	USD	579	—
JPMorgan Chase Bank	02/02/26	SEK	16,723	USD	1,755	(62)
JPMorgan Chase Bank	02/02/26	IDR	55,808,828	USD	3,340	(2)
JPMorgan Chase Bank	02/05/26	USD	99	PEN	334	—
JPMorgan Chase Bank	02/05/26	PEN	3,998	USD	1,176	(12)
JPMorgan Chase Bank	02/09/26	USD	35	PLN	127	—
JPMorgan Chase Bank	02/09/26	USD	52	AUD	79	—
JPMorgan Chase Bank	02/09/26	USD	31	NOK	309	—
JPMorgan Chase Bank	02/09/26	USD	2,358	NOK	23,674	(10)
JPMorgan Chase Bank	02/09/26	CNY	3,459	USD	491	(4)
JPMorgan Chase Bank	02/09/26	USD	4,419	CNY	31,318	60
JPMorgan Chase Bank	02/09/26	AUD	601	USD	402	1
JPMorgan Chase Bank	02/09/26	AUD	11,365	USD	7,488	(90)
JPMorgan Chase Bank	02/09/26	PLN	19,445	USD	5,318	(91)
JPMorgan Chase Bank	02/09/26	NOK	26,075	USD	2,559	(27)
JPMorgan Chase Bank	02/11/26	USD	760	CNY	5,383	10
JPMorgan Chase Bank	02/11/26	CNY	39,247	USD	5,561	(53)
JPMorgan Chase Bank	02/17/26	USD	243	ILS	775	—
JPMorgan Chase Bank	02/17/26	ILS	699	USD	220	—
JPMorgan Chase Bank	02/17/26	ILS	8,562	USD	2,636	(52)
JPMorgan Chase Bank	02/17/26	EUR	10,187	USD	11,792	(196)
JPMorgan Chase Bank	02/17/26	THB	104,133	USD	3,224	(92)
JPMorgan Chase Bank	02/23/26	USD	40	NZD	70	1
JPMorgan Chase Bank	02/23/26	USD	4,260	KRW	6,223,898	64
JPMorgan Chase Bank	02/23/26	USD	600	KRW	863,327	—
JPMorgan Chase Bank	02/23/26	NZD	6,539	USD	3,715	(50)
JPMorgan Chase Bank	02/23/26	HUF	10,462	USD	31	—
JPMorgan Chase Bank	02/23/26	KRW	957,116	USD	664	(2)
JPMorgan Chase Bank	03/02/26	USD	77	SGD	99	—
JPMorgan Chase Bank	03/02/26	USD	142	GBP	106	—
JPMorgan Chase Bank	03/02/26	USD	300	CZK	6,167	—
JPMorgan Chase Bank	03/02/26	USD	476	CHF	376	1
JPMorgan Chase Bank	03/02/26	USD	545	THB	17,176	3
JPMorgan Chase Bank	03/02/26	SGD	89	USD	70	—
JPMorgan Chase Bank	03/02/26	SGD	1,090	USD	840	(11)

SEI Institutional International Trust	41

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	03/02/26	CHF	339	USD	431	$—
JPMorgan Chase Bank	03/02/26	CHF	4,125	USD	5,178	(62)
JPMorgan Chase Bank	03/02/26	GBP	95	USD	128	—
JPMorgan Chase Bank	03/02/26	GBP	9,304	USD	12,207	(303)
JPMorgan Chase Bank	03/02/26	CZK	73,636	USD	3,522	(61)
JPMorgan Chase Bank	03/02/26	THB	100,510	USD	3,121	(83)
JPMorgan Chase Bank	03/03/26	EUR	9,296	USD	10,771	(175)
JPMorgan Chase Bank	03/05/26	NZD	8,679	USD	4,956	(44)
JPMorgan Chase Bank	03/09/26	USD	1,181	EUR	1,005	3
JPMorgan Chase Bank	03/09/26	USD	1,359	CNY	9,561	11
JPMorgan Chase Bank	03/09/26	USD	569	CNY	3,964	(1)
JPMorgan Chase Bank	03/09/26	CNY	4,385	USD	630	2
JPMorgan Chase Bank	03/09/26	EUR	591	USD	697	1
JPMorgan Chase Bank	03/09/26	EUR	5,856	USD	6,825	(72)
JPMorgan Chase Bank	03/16/26	USD	558	NZD	968	—
JPMorgan Chase Bank	03/16/26	NZD	11,091	USD	6,420	27
Midland Walwyn Capital Inc.	01/07/26	NZD	163	USD	96	2
Midland Walwyn Capital Inc.	01/07/26	CAD	765	USD	547	(11)
Midland Walwyn Capital Inc.	01/07/26	USD	952	MYR	3,850	(2)
Midland Walwyn Capital Inc.	01/07/26	MYR	3,850	USD	930	(19)
Midland Walwyn Capital Inc.	01/07/26	MXN	32,830	USD	1,771	(54)
Midland Walwyn Capital Inc.	01/08/26	USD	29	RON	125	—
Midland Walwyn Capital Inc.	01/08/26	RON	125	USD	28	(1)
Midland Walwyn Capital Inc.	02/02/26	RON	125	USD	29	—
Midland Walwyn Capital Inc.	02/04/26	MYR	3,850	USD	952	1
Morgan Stanley	01/07/26	EUR	2,992	USD	3,474	(41)
Morgan Stanley	01/07/26	AUD	3,158	USD	2,037	(69)
Morgan Stanley	01/07/26	USD	6,634	GBP	4,908	(33)
Morgan Stanley	01/07/26	MXN	12,250	USD	661	(20)
Morgan Stanley	01/22/26	USD	288	COP	1,080,320	(5)
Morgan Stanley	01/22/26	GBP	487	USD	640	(14)
Morgan Stanley	01/22/26	USD	1,264	CAD	1,756	18
Morgan Stanley	01/22/26	MXN	4,009	USD	215	(7)
Morgan Stanley	02/02/26	USD	137	CNY	955	(1)
Morgan Stanley	02/02/26	USD	361	EUR	307	—
Morgan Stanley	02/02/26	USD	384	JPY	60,000	—
Morgan Stanley	02/02/26	GBP	4,901	USD	6,624	34
National Bank of Australia	01/07/26	USD	8	EUR	7	—
National Bank of Australia	01/07/26	NZD	413	USD	232	(5)
NatWest Markets, Inc.	01/22/26	ZAR	2,604	USD	150	(7)
NatWest Markets, Inc.	01/22/26	EUR	3,400	USD	3,996	(1)
NatWest Markets, Inc.	01/22/26	SEK	4,158	USD	446	(6)
Nomura Securities	01/22/26	GBP	1,000	USD	1,335	(10)
RBC	01/07/26	JPY	9,000	USD	57	—
Santander	01/22/26	USD	1,214	CLP	1,171,291	88
SCB Securities	01/07/26	USD	109	MYR	440	—
SCB Securities	01/07/26	MYR	440	USD	105	(3)
SCB Securities	01/08/26	USD	22	RON	95	—
SCB Securities	01/08/26	RON	95	USD	21	—
SCB Securities	02/02/26	RON	95	USD	22	—

42	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
SCB Securities	02/04/26	MYR	440	USD	109	$—
Seaport Securities Corporation	01/22/26	USD	40	CNY	283	—
Seaport Securities Corporation	01/22/26	EUR	2,302	USD	2,686	(21)
Skandinavisk Enskil	01/22/26	EUR	1,110	NOK	13,306	15
Skandinavisk Enskil	01/22/26	SEK	12,114	EUR	1,110	(11)
Societe Generale	01/08/26	USD	119	RON	515	—
Societe Generale	01/08/26	RON	515	USD	116	(2)
Societe Generale	02/02/26	RON	515	USD	119	—
Standard Chartered	01/22/26	CNY	1,474	USD	210	(1)
State Street	01/07/26	USD	322	JPY	50,000	(2)
State Street	01/07/26	USD	2,512	MXN	45,080	(5)
State Street	01/22/26	CAD	1,175	USD	837	(21)
State Street	01/22/26	EUR	1,250	USD	1,462	(8)
State Street	02/03/26	MXN	45,080	USD	2,505	5
TD Securities	01/07/26	USD	2,088	AUD	3,118	(9)
TD Securities	01/22/26	USD	39	JPY	5,834	(1)
TD Securities	01/22/26	EUR	100	USD	117	—
TD Securities	01/22/26	USD	302	MXN	5,611	10
TD Securities	01/22/26	CZK	336	USD	16	—
TD Securities	01/22/26	GBP	945	USD	1,268	(3)
TD Securities	01/22/26	AUD	6,231	USD	4,121	(35)
TD Securities	02/02/26	JPY	3,000	USD	19	—
TD Securities	02/02/26	AUD	3,118	USD	2,088	9
UBS	01/07/26	SGD	708	USD	545	(6)
UBS	01/08/26	USD	1,058	RON	4,580	(3)
UBS	01/08/26	RON	4,580	USD	1,035	(21)
UBS	01/22/26	EUR	1,064	USD	1,240	(10)
UBS	01/22/26	USD	1,994	AUD	3,082	61
UBS	01/22/26	EUR	2,060	GBP	1,810	12
UBS	02/02/26	CHF	373	USD	471	(1)
UBS	02/02/26	RON	4,580	USD	1,056	2
Wachovia Securities, Inc.	01/22/26	GBP	132	EUR	150	(1)
Wachovia Securities, Inc.	01/22/26	COP	6,923,043	USD	1,798	(13)
Wells Fargo	01/07/26	CNY	89,690	USD	12,660	(172)
Wells Fargo	01/22/26	JPY	57,708	USD	370	1
Westpac Banking	01/07/26	GBP	3,015	USD	4,072	17
Westpac Banking	01/07/26	GBP	3,184	USD	4,171	(111)
Westpac Banking	01/07/26	JPY	1,043,200	USD	7,143	484
						$(914)

A list of open OTC swap agreements held by the Fund at December 31, 2025, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Barclays Bank PLC	MEXICO	Buy	1.00%	Quarterly	06/20/2030	$846	$(7)	$13	$(20)
Goldman Sachs	MEXICO	Buy	1.00%	Quarterly	06/20/2030	528	(5)	8	(13)
							$(12)	$21	$(33)

SEI Institutional International Trust	43

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

International Fixed Income Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2025, is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX HY S45 DEC-30	Sell	5.00%	Quarterly	12/20/2030	$(800)	$61	$59	$2
CDX IG S45 DEC-30	Buy	1.00%	Quarterly	12/20/2030	2,838	(65)	(62)	(3)
CDX IG S45 DEC-30	Buy	1.00%	Quarterly	12/20/2030	1,892	(42)	(41)	(1)
CDX IG S45 DEC-30	Buy	1.00%	Quarterly	12/20/2030	4,730	(107)	(103)	(4)
ITRAXX MAIN S44 DEC	Buy	1.00%	Quarterly	12/20/2030	3,821	(104)	(92)	(12)
ITRAXX MAIN S44 DEC	Buy	1.00%	Quarterly	12/20/2030	1,009	(27)	(24)	(3)
ITRAXX XOVER S44 DE	Buy	5.00%	Quarterly	12/20/2030	391	(51)	(47)	(4)
ITRAXX XOVER S44 DE	Buy	5.00%	Quarterly	12/20/2030	1,439	(186)	(174)	(12)
ITRAXX XOVER S44 DE	Buy	5.00%	Quarterly	12/20/2030	640	(83)	(77)	(6)
ITRAXX XOVER S44 DE	Buy	5.00%	Quarterly	12/20/2030	767	(100)	(93)	(7)
ITRAXX XOVER S44 DE	Buy	5.00%	Quarterly	12/20/2030	511	(66)	(62)	(4)
						$(770)	$(716)	$(54)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CETIP	13.005%	Annually	01/02/2031	BRL	16,000	$(41)	$–	$(41)
China 7-Day Reverse Repo Rate	2.0125%	Quarterly	06/19/2029	CNY	98,000	226	–	226
China 7-Day Reverse Repo Rate	2.007%	Quarterly	06/19/2029	CNY	85,000	194	–	194
China 7-Day Reverse Repo Rate	2.0088%	Quarterly	06/19/2029	CNY	3,700	8	–	8
3-Month CNY - CDC	2.7895%	Quarterly	12/24/2029	CNY	28,220	(27)	–	(27)
6-MONTH EURIBOR	2.7735%	Semi-Annually	12/03/2035	EUR	1,200	(19)	–	(19)
3.1092%	6-MONTH EURIBOR	Annually	12/03/2055	EUR	600	19	–	19
1.572%	TONA	Annually	11/21/2035	JPY	195,711	34	–	34
SOFR	3.768%	Quarterly	11/27/2029	KRW	844,300	(7)	–	(7)
TIIE	8.2525%	Monthly	03/05/2036	MXN	34,200	2	–	2
6-MONTH NIBOR	4.09%	Semi-Annually	11/12/2030	NOK	16,200	(1)	–	(1)
6-MONTH NIBOR	4.15%	Semi-Annually	12/15/2030	NOK	16,600	5	–	5
3-MONTH STIBOR	2.7023%	Quarterly	12/12/2030	SEK	9,500	8	–	8
						$401	$–	$401

Percentages are based on Net Assets of $382,267 ($ Thousands).

(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2025, the value of these securities amounted to $59,866 ($ Thousands), representing 15.7% of the Net Assets of the Fund.

(B)	No interest rate available.

(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.

(E)	Zero coupon security.

(F)	Interest rate represents the security's effective yield at the time of purchase.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

44	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 92.8%
Albania — 0.0%
Albania Government International Bond
4.750%, 02/14/2035	EUR	280	$333

Angola — 0.5%
Angolan Government International Bond
9.375%, 05/08/2048		$1,150	1,012
9.244%, 01/15/2031(A)		2,677	2,693
Republic of Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		1,063	1,031
			4,736
Argentina — 2.1%
Argentina Treasury Bond BONTE
29.500%, 05/30/2030	ARS	940,000	710
Argentine Republic Government International Bond
4.125%, 07/09/2035(B)		$6,529	4,857
4.125%, 07/09/2046(B)		4,708	3,359
4.000%, 07/09/2046(B)	EUR	229	177
3.875%, 07/09/2035(B)		2,900	2,367
3.500%, 07/09/2041(B)		$189	131
3.000%, 07/09/2041(B)	EUR	1,226	941
0.750%, 07/09/2030(B)		$3,435	2,920
Cia General de Combustibles
11.875%, 11/28/2030(A)		415	408
Province of Santa Fe
8.100%, 12/11/2034(A)		567	556
Provincia de Buenos Aires MTN
6.625%, 09/01/2037(B)		2,483	1,903
Republic of Argentina
0.000% 12/15/2035 (C)(D)	EUR	5,332	540
Tecpetrol
7.625%, 11/03/2030(A)		$898	892
			19,761
Armenia — 0.2%
Republic of Armenia International Bond
6.750%, 03/12/2035		600	625
3.600%, 02/02/2031		1,002	912
			1,537
Azerbaijan — 0.1%
Republic of Azerbaijan International Bond
3.500%, 09/01/2032		625	587

Bahamas — 0.8%
Bahamas Government International Bond
9.000%, 06/16/2029		2,240	2,411
8.950%, 10/15/2032		3,820	4,279
8.250%, 06/24/2036(A)		1,050	1,171
			7,861
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Bahrain — 1.2%
Bahrain Government International Bond
7.000%, 10/12/2028		$382	$398
6.750%, 09/20/2029		1,794	1,866
6.625%, 10/06/2037(A)		2,497	2,499
6.000%, 09/19/2044		780	695
Bahrain Government International Bond MTN
6.250%, 01/25/2051		4,550	4,106
CBB International Sukuk Programme WLL
6.250%, 07/07/2033(A)		435	445
3.950%, 09/16/2027		1,974	1,929
			11,938
Barbados — 0.2%
Barbados Government International Bond
8.000%, 06/26/2035(A)		1,500	1,576

Benin — 0.0%
Benin Government International Bond
8.375%, 01/23/2041(A)		331	347

Bermuda — 0.0%
Bermuda Government International Bond
2.375%, 08/20/2030		221	200

Bolivia — 0.1%
Bolivian Government International Bond
4.500%, 03/20/2028		1,002	921

Brazil — 3.8%
Aegea Finance Sarl
7.625%, 01/20/2036(A)		1,175	1,121
Braskem Netherlands Finance BV
8.500%, 01/12/2031		1,350	529
8.000%, 10/15/2034		2,840	1,100
4.500%, 01/31/2030		790	308
Brazil Notas do Tesouro Nacional Serie B
6.000%, 08/15/2032	BRL	4,000	3,145
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 05/15/2045		1,047	775
6.000%, 08/15/2050		2,471	1,842
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2027		21,554	3,810
10.000%, 01/01/2029		33,100	5,595
10.000%, 01/01/2031		22,458	3,605
10.000%, 01/01/2033		24,327	3,748
10.000%, 01/01/2035		16,394	2,455
Brazilian Government International Bond
7.250%, 01/12/2056		$2,882	2,851
5.500%, 02/04/2033		1,676	1,652
4.750%, 01/14/2050		505	367
PRIO Luxembourg Holding Sarl
6.750%, 10/15/2030(A)		2,073	2,017

SEI Institutional International Trust	45

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Yinson Bergenia Production BV
8.498%, 01/31/2045(A)		$300	$314
Yinson Boronia Production BV
8.947%, 07/31/2042		834	909
			36,143
Bulgaria — 0.0%
Eastern European Electric BV
6.500%, 05/15/2030(A)	EUR	250	308

Cameroon — 0.2%
Republic of Cameroon International Bond
9.500%, 07/31/2031		$200	199
5.950%, 07/07/2032	EUR	2,030	2,009
			2,208
Canada — 0.0%
Polaris Renewable Energy
9.500%, 12/03/2029		$250	259

Cayman Islands — 0.1%
Neon Capital MTN
0.000%, 01/06/2028(C)(D)	JPY	102,254	634

Chile — 1.5%
Bonos de la Tesoreria de la Republica en pesos
6.000%, 04/01/2033(A)	CLP	610,000	715
5.000%, 03/01/2035		1,100,000	1,213
4.700%, 09/01/2030(A)		2,300,000	2,549
Chile Electricity Lux Mpc II Sarl
5.580%, 10/20/2035		$391	401
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033		627	658
Chile Government International Bond
3.100%, 05/07/2041		500	385
2.550%, 07/27/2033		2,771	2,399
Empresa Nacional del Petroleo
6.150%, 05/10/2033		1,250	1,323
5.950%, 07/30/2034		257	269
Nacional del Cobre de Chile
6.780%, 01/13/2055(A)		2,071	2,229
6.780%, 01/13/2055		2,347	2,527
			14,668
China — 0.5%
China Government Bond
2.150%, 08/25/2055	CNY	5,500	764
1.670%, 05/25/2035		15,000	2,116
China Government International Bond
3.750%, 11/13/2030(A)		$1,842	1,860
			4,740
Colombia — 5.0%
Colombia Government International Bond
8.500%, 04/25/2035		2,378	2,618
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.625%, 02/26/2044		$2,032	$1,642
5.200%, 05/15/2049		600	441
5.000%, 06/15/2045		6,643	4,833
4.125%, 05/15/2051		2,111	1,306
3.250%, 04/22/2032		1,999	1,684
Colombian TES
13.250%, 02/09/2033	COP	16,643,300	4,422
11.750%, 01/24/2035		12,382,600	3,048
11.500%, 07/25/2046		1,665,700	396
11.000%, 08/22/2029		21,000,000	5,251
7.750%09/18/2030		6,290,000	1,364
7.250%, 10/18/2034		20,351,400	3,808
7.250%, 10/26/2050		15,714,500	2,378
7.000%, 03/26/2031		20,496,000	4,222
7.000%, 03/26/2031		1,211,900	250
7.000%, 06/30/2032		12,255,400	2,392
6.000%04/28/2028		7,790,300	1,803
5.750%, 11/03/2027		7,932,400	1,900
Ecopetrol
5.875%05/28/2045		$2,730	2,031
EnfraGen Energia Sur SAU
8.499%, 06/30/2032(A)		900	932
PA Autopista Rio Magdalena
6.050%, 06/15/2036	COP	2,298,921	514
SierraCol Energy Andina
9.000%, 11/14/2030(A)		$790	751
			47,986
Costa Rica — 0.5%
Costa Rica Government International Bond
7.158%, 03/12/2045		2,400	2,653
6.125%, 02/19/2031		2,186	2,301
			4,954
Cote d'Ivoire — 0.4%
Ivory Coast Government International Bond
8.250%, 01/30/2037(A)		529	575
8.250%, 01/30/2037		338	368
8.075%, 04/01/2036(A)		899	970
6.625%, 03/22/2048	EUR	1,650	1,750
			3,663
Czech Republic — 0.5%
Czech Republic Government Bond
4.500%, 11/11/2032	CZK	24,000	1,177
3.600%, 06/03/2036		21,000	934
1.950%, 07/30/2037		5,510	202
1.500%, 04/24/2040		75,000	2,392
			4,705
Dominican Republic — 1.2%
Dominican Republic Central Bank Notes
13.000%, 01/30/2026(A)	DOP	27,000	429
13.000%, 01/30/2026		20,150	320
9.000%, 12/11/2026		7,480	117

46	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Dominican Republic International Bond
10.750%, 06/01/2036	DOP	30,300	$522
6.950%, 03/15/2037		$3,467	3,720
5.875%, 10/28/2035(A)		3,525	3,531
5.300%, 01/21/2041		3,500	3,168
			11,807
Ecuador — 1.1%
Ecuador Government International Bond
6.900%, 07/31/2030(B)		2,272	2,240
6.900%, 07/31/2035(B)		6,041	5,326
5.000%, 07/31/2040(B)		2,715	2,124
0.000%, 07/31/2030(E)		873	741
			10,431
Egypt — 2.7%
Egypt Government Bond
25.318%, 08/13/2027	EGP	146,800	3,136
24.458%, 10/01/2027		13,300	283
Egypt Government International Bond
8.700%, 03/01/2049		$3,849	3,852
8.500%, 01/31/2047		7,955	7,820
Egypt Government International Bond MTN
8.625%, 02/04/2030		1,345	1,493
Egypt Treasury Bills
0.000%, 01/27/2026(E)(F)	EGP	55,225	1,138
0.000%, 02/03/2026(E)(F)		112,550	2,307
0.000%, 03/17/2026(E)(F)		27,050	539
0.000%, 03/31/2026(E)(F)		148,325	2,929
0.000%, 04/07/2026(E)(F)		14,750	290
0.000%, 04/28/2026(E)(F)		57,900	1,126
0.000%, 06/16/2026(E)(F)		14,975	282
0.000%, 09/08/2026(E)(F)		26,975	484
			25,679
El Salvador — 0.4%
El Salvador Government International Bond
9.500%, 07/15/2052		$1,896	2,131
7.125%, 01/20/2050		1,550	1,422
			3,553
Ethiopia — 0.2%
Ethiopia International Bond
6.625%, 12/11/2024(G)		1,573	1,686

Gabon — 0.2%
Gabon Blue Bond Master Trust Series 2
6.097%, 08/01/2038		200	205
Gabon Government International Bond
7.000%, 11/24/2031		2,147	1,638
			1,843
Georgia — 0.1%
Georgia Government International Bond
2.750%, 04/22/2026		1,260	1,246
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Ghana — 0.7%
Ghana Government International Bond
5.000%, 07/03/2029(B)		$2,582	$2,533
5.000%, 07/03/2029(A)(B)		95	93
5.000%, 07/03/2035(B)		2,858	2,611
0.000%, 07/03/2026(E)		1,179	1,157
0.000%, 01/03/2030(E)		272	240
			6,634
Guatemala — 0.7%
Guatemala Government Bond
6.600%, 06/13/2036		1,170	1,257
6.250%, 08/15/2036(A)		200	209
6.125%, 06/01/2050		1,615	1,580
4.875%, 02/13/2028		1,492	1,498
4.500%, 05/03/2026		750	748
Mobiliare Latam
6.750%, 11/10/2032(A)		1,144	1,138
			6,430
Hungary — 1.9%
Hungary Government Bond
7.000%, 10/24/2035	HUF	135,000	418
6.750%10/22/2028		800,000	2,477
4.500%, 03/23/2028		600,000	1,770
3.250%, 10/22/2031		150,000	390
3.000%, 10/27/2038		73,070	148
3.000%, 04/25/2041		535,850	1,008
Hungary Government International Bond
6.750%, 09/23/2055(A)		$2,762	2,880
6.125%, 05/22/2028		1,272	1,319
5.500%, 03/26/2036		4,200	4,197
5.375%, 09/26/2030		1,855	1,907
5.375%, 09/26/2030(A)		1,123	1,153
3.125%, 09/21/2051		1,399	863
			18,530
India — 1.8%
Adani Green Energy UP
6.700%, 03/12/2042		1,784	1,731
Adani Renewable Energy RJ MTN
4.625%, 10/15/2039		616	522
Export-Import Bank of India MTN
3.250%, 01/15/2030		660	632
2.250%, 01/13/2031		1,294	1,167
India Government Bond
7.360%, 09/12/2052	INR	190,000	2,126
7.300%, 06/19/2053		425,010	4,713
7.180%, 07/24/2037		236,460	2,686
6.480%, 10/06/2035		170,750	1,867
6.330%, 05/05/2035		181,390	1,979
			17,423
Indonesia — 6.8%
Indonesia Government International Bond
8.375%09/15/2026	IDR	13,515,000	828

SEI Institutional International Trust	47

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.650%, 01/11/2053		$1,991	$2,019
4.850%, 01/11/2033		400	404
4.550%, 01/11/2028		490	495
4.300%, 03/31/2052		785	653
3.550%, 03/31/2032		200	190
Indonesia Treasury Bond
9.000%03/15/2029	IDR	31,550,000	2,089
8.750%05/15/2031		13,902,000	944
8.375%03/15/2034		15,107,000	1,032
8.375%, 04/15/2039		17,819,000	1,247
8.250%, 05/15/2029		31,168,000	2,026
8.250%06/15/2032		11,041,000	743
8.250%05/15/2036		25,814,000	1,779
7.500%, 08/15/2032		12,336,000	797
7.500%, 06/15/2035		4,700,000	308
7.500%, 05/15/2038		16,739,000	1,097
7.500%, 04/15/2040		24,411,000	1,598
7.125%, 06/15/2038		76,346,000	4,871
7.125%, 08/15/2040		23,545,000	1,514
7.125%, 06/15/2042		5,650,000	359
7.125%, 06/15/2043		49,047,000	3,112
7.125%, 08/15/2045		17,247,000	1,108
7.000%05/15/2027		4,310,000	264
7.000%, 09/15/2030		32,147,000	2,029
7.000%, 02/15/2033		43,662,000	2,752
6.875%, 04/15/2029		27,011,000	1,688
6.750%, 07/15/2035		103,225,000	6,501
6.625%, 02/15/2034		24,834,000	1,538
6.500%, 07/15/2030		76,740,000	4,782
6.500%, 02/15/2031		57,565,000	3,549
6.500%, 04/15/2036		60,000,000	3,701
6.375%, 08/15/2028		43,995,000	2,702
6.375%, 04/15/2032		6,197,000	379
Pertamina Hulu Energi
5.250%, 05/21/2030(A)		$1,538	1,568
Perusahaan Penerbit SBSN Indonesia III
4.550%, 07/23/2030(A)		4,497	4,521
			65,187
Iraq — 0.6%
Iraq International Bond
5.800%, 01/15/2028		3,376	3,363
5.800%, 01/15/2028		2,447	2,437
			5,800
Isle of Man — 0.1%
Kinetics LNG Holdings
9.875%, 11/13/2029(A)		1,375	1,384

Israel — 0.3%
Israel Electric
8.100%, 12/15/2096		1,400	1,873
Leviathan Bond
6.750%, 06/30/2030(A)		394	401
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
State of Israel
3.800%, 05/13/2060		$990	$667
			2,941

Jamaica — 0.4%
Kingston Airport Revenue Finance
6.750%, 12/15/2036(A)		1,345	1,382
NCB Financial Group
11.000%, 07/31/2030		2,100	2,150
			3,532
Jordan — 0.4%
Jordan Government International Bond
7.500%, 01/13/2029(A)		821	864
7.500%, 01/13/2029		651	685
7.375%, 10/10/2047		2,200	2,207
5.750%, 11/12/2032(A)		400	392
			4,148
Kazakhstan — 0.8%
Development Bank of Kazakhstan JSC MTN
18.400%, 10/16/2028(A)	KZT	192,000	385
Kazakhstan Government Bond - MEOKAM
16.950%, 10/09/2030		270,000	537
Kazakhstan Government Bond - MEUKAM
14.450%, 06/05/2033		525,000	954
14.000%, 02/13/2035		1,090,000	1,921
10.400%, 05/19/2027		235,000	424
Kazakhstan Government International Bond
5.500%, 07/01/2037		$829	855
5.500%, 07/01/2037(A)		500	515
5.000%, 07/01/2032(A)		1,639	1,668
4.412%, 10/28/2030(A)		400	398
KazMunayGas National JSC
6.375%, 10/24/2048		310	313
			7,970
Kenya — 0.6%
Kenya Government International Bond
7.000%, 05/22/2027		133	136
Republic of Kenya Government International Bond
9.750%, 02/16/2031		1,998	2,185
9.500%, 03/05/2036		500	533
8.250%, 02/28/2048		2,751	2,599
			5,453
Kuwait — 0.7%
Kuwait International Government Bond
4.652%, 10/09/2035(A)		7,213	7,203

Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond
7.750%, 06/03/2030(A)		380	392

48	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Laos — 0.1%
Laos Government International Bond
11.250%, 11/12/2030(A)		$600	$606

Latvia — 0.1%
Latvia Government International Bond MTN
5.125%, 07/30/2034		600	615

Lebanon — 0.5%
Lebanon Government International Bond
8.250%, 05/17/2034(G)		4,412	1,031
Lebanon Government International Bond MTN
8.250%, 04/12/2049(G)		7,110	1,645
7.000%, 03/20/2028(G)		2,403	559
6.400%, 05/26/2023(G)		2,649	613
6.100%, 10/04/2022(G)		2,311	535
			4,383
Luxembourg — 0.3%
Delphos Securities SARL - Compartment Bernina MTN
7.625%, 04/08/2035	EUR	1,500	1,745
Threelands Energy Sarl
7.450%, 10/20/2035(A)		$1,214	1,220
			2,965
Malaysia — 5.9%
Khazanah Capital MTN
4.876%, 06/01/2033		239	245
Khazanah Global Sukuk MTN
4.687%, 06/01/2028		1,253	1,273
Malaysia Government Bond
5.248%09/15/2028	MYR	1,528	398
4.893%, 06/08/2038		13,417	3,686
4.696%, 10/15/2042		3,303	898
4.642%, 11/07/2033		8,275	2,200
4.504%, 04/30/2029		4,500	1,155
4.498%04/15/2030		9,835	2,542
4.457%, 03/31/2053		1,997	531
4.392%04/15/2026		340	84
4.065%, 06/15/2050		8,617	2,164
4.054%, 04/18/2039		4,639	1,175
3.906%, 07/15/2026		8,016	1,986
3.900%, 11/30/2026		45,854	11,401
3.885%, 08/15/2029		9,802	2,471
3.828%, 07/05/2034		16,001	4,038
3.757%, 05/22/2040		7,500	1,841
3.733%, 06/15/2028		11,691	2,927
3.582%, 07/15/2032		11,997	2,988
3.519%, 04/20/2028		10,763	2,681
3.502% 05/31/2027		9,950	2,467
2.632%, 04/15/2031		9,526	2,266
Malaysia Government Investment Issue
4.119%, 11/30/2034		1,248	321
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Malaysia Wakala Sukuk
3.075%, 04/28/2051		$750	$534
Petronas Capital MTN
5.848%, 04/03/2055(A)		1,633	1,708
4.950%, 01/03/2031		1,716	1,772
3.404%, 04/28/2061		328	223
			55,975
Mexico — 6.0%
Grupo Televisa
5.250%, 05/24/2049		838	554
Mexican Bonos
8.500%, 03/02/2028	MXN	60,000	3,375
8.500%, 03/01/2029		4,701	264
8.500%, 02/28/2030		140,000	7,806
8.000%, 11/07/2047		69,541	3,328
8.000%, 07/31/2053		65,903	3,124
7.750%11/23/2034		1,154	60
7.750%11/13/2042		99,545	4,732
7.500%06/03/2027		37,128	2,062
7.500%, 05/26/2033		8	–
Mexican Bonos, Ser M20
8.500%05/31/2029		7,052	396
7.750%05/29/2031		50,249	2,692
Mexican Bonos, Ser M30
8.500%11/18/2038		59,956	3,125
Mexico Government International Bond
7.375%, 05/13/2055		$2,411	2,597
Mexico Government International Bond MTN
5.750%, 10/12/2110		240	201
5.625%, 03/19/2114	GBP	5,250	5,399
Petroleos Mexicanos
7.690%, 01/23/2050		$10,440	9,356
Petroleos Mexicanos MTN
6.750%, 09/21/2047		10,418	8,566
			57,637
Mongolia — 0.0%
Mongolia Government International Bond
8.650%, 01/19/2028		208	221
6.625%, 02/25/2030(A)		200	205
			426
Montenegro — 0.0%
Montenegro Government International Bond
7.250%, 03/12/2031		300	320

Morocco — 0.2%
Morocco Government International Bond
6.500%, 09/08/2033		1,575	1,711
4.000%, 12/15/2050		600	436
			2,147

SEI Institutional International Trust	49

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Mozambique — 0.1%
Mozambique International Bond
9.000%, 09/15/2031(B)		$873	$747

Nigeria — 2.2%
Nigeria Government International Bond
9.625%, 06/09/2031		2,410	2,735
9.130%, 01/13/2046(A)		500	538
8.631%, 01/13/2036(A)		1,435	1,541
Nigeria Government International Bond MTN
8.250%, 09/28/2051		2,200	2,157
6.125%, 09/28/2028		1,695	1,701
Nigeria OMO Bill
0.000%, 01/06/2026(E)(F)	NGN	3,968,501	2,736
0.000%, 02/10/2026(E)(F)		351,600	237
0.000%, 02/23/2026(E)(F)		1,707,000	1,148
0.000%, 02/24/2026(E)(F)		1,039,421	696
0.000%, 03/17/2026(E)(F)		1,394,459	922
0.000%, 03/31/2026(E)(F)		1,941,000	1,277
0.000%, 04/07/2026(E)(F)		848,485	557
0.000%, 04/14/2026(E)(F)		3,849,045	2,507
0.000%, 04/28/2026(E)(F)		417,500	271
0.000%, 06/09/2026(E)(F)		551,515	350
0.000%, 06/23/2026(E)(F)		417,500	263
0.000%, 07/07/2026(E)(F)		1,970,000	1,229
0.000%, 07/14/2026(E)(F)		551,515	343
			21,208
Oman — 1.0%
EDO Sukuk
5.662%, 07/03/2031		$1,520	1,591
5.662%, 07/03/2031(A)		978	1,023
Mazoon Assets SAOC
5.250%, 10/09/2031(A)		785	798
5.250%, 10/09/2031		233	237
Oman Government International Bond
6.750%, 10/28/2027		259	269
6.750%, 01/17/2048		2,475	2,722
Oman Sovereign Sukuk
4.525%, 04/17/2033(A)		2,234	2,225
OQ SAOC MTN
5.125%, 05/06/2028		663	668
			9,533

Pakistan — 0.3%
Pakistan Global Sukuk Programme MTN
7.950%, 01/31/2029		1,530	1,564
Pakistan Government International Bond MTN
8.875%, 04/08/2051		800	788
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Pakistan Water & Power Development Authority
7.500%, 06/04/2031		$200	$190
			2,542
Panama — 1.0%
Panama Government International Bond
8.125%, 04/28/2034		671	768
8.000%, 03/01/2038		2,108	2,461
4.500%, 04/16/2050		450	347
4.500%, 04/01/2056		2,912	2,182
4.300%, 04/29/2053		2,027	1,520
2.252%, 09/29/2032		2,688	2,221
			9,499
Paraguay — 0.2%
Paraguay Government International Bond
5.850%, 08/21/2033		1,248	1,323
4.950%, 04/28/2031		438	444
			1,767
Peru — 3.4%
Peru Government Bond
7.600%, 08/12/2039(A)	PEN	8,350	2,708
7.300%, 08/12/2033(A)		1,749	593
6.850%, 08/12/2035(A)		14,207	4,544
6.150%, 08/12/2032		1,000	321
5.400%, 08/12/2034		36,925	10,936
5.350%, 08/12/2040		2,208	582
Peru LNG Srl
5.375%, 03/22/2030		$975	941
Peruvian Government International Bond
6.900%, 08/12/2037	PEN	3,515	1,092
6.200%, 06/30/2055		$814	836
5.500%, 03/30/2036		3,402	3,469
3.600%, 01/15/2072		1,200	759
Petroleos del Peru
5.625%, 06/19/2047		8,420	5,352
			32,133
Philippines — 1.2%
Philippine Government Bond
6.375%, 07/27/2030	PHP	50,000	868
6.250%, 02/28/2029		125,000	2,164
Philippine Government International Bond
5.170%, 10/13/2027		$1,970	2,009
2.950%, 05/05/2045		700	491
2.650%, 12/10/2045		2,293	1,516
1.950%, 01/06/2032		4,736	4,123
			11,171
Poland — 4.1%
Republic of Poland Government Bond
7.500%, 07/25/2028	PLN	18,000	5,436
6.000%, 10/25/2033		7,486	2,226
5.000%, 10/25/2034		8,286	2,294

50	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.000%, 10/25/2035	PLN	5,092	$1,398
2.750%, 04/25/2028		1,661	452
1.750%, 04/25/2032		33,559	7,862
1.250%, 10/25/2030		18,000	4,324
Republic of Poland Government International Bond
5.500%, 04/04/2053		$100	96
5.500%, 03/18/2054		2,661	2,545
5.375%, 02/12/2035		6,144	6,369
5.125%, 09/18/2034		3,450	3,534
4.875%, 02/12/2030		2,213	2,280
			38,816
Romania — 3.6%
Romania Government Bond
8.250%, 09/29/2032	RON	2,470	613
8.000%, 04/29/2030		25,100	6,061
7.650%, 07/27/2031		8,470	2,034
7.500%, 07/27/2033		3,760	902
7.350%, 04/28/2031		4,165	987
7.100%, 07/31/2034		11,390	2,676
6.850%, 07/29/2030		4,075	944
6.750%, 04/25/2035		55	13
6.300%, 04/25/2029		11,000	2,508
4.850%, 07/25/2029		7,300	1,587
4.150%, 10/24/2030		1,020	212
Romanian Government International Bond
7.500%, 02/10/2037		$2,896	3,209
6.625%, 05/16/2036		480	500
6.500%, 10/07/2045(A)	EUR	4,100	4,797
5.750%, 09/16/2030(A)		$1,408	1,452
5.750%, 03/24/2035		3,340	3,314
5.000%, 02/12/2029	RON	1,600	352
4.000%, 02/14/2051		$846	580
3.000%, 02/14/2031		1,860	1,687
			34,428

Russia — 0.0%
Russian Foreign Bond - Eurobond
7.500% 03/31/2030 (G)		–	–
Vnesheconombank Via VEB Finance
6.800%, 03/31/2026(A)		150	8
6.800%, 03/31/2026		580	5
			13
Rwanda — 0.1%
Rwanda International Government Bond
5.500%, 08/09/2031		580	538

Saudi Arabia — 1.6%
Acwa Power Management And Investments One
5.950%, 12/15/2039		344	353
Saudi Government International Bond MTN
5.000%, 01/18/2053		5,389	4,808
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.750%, 01/16/2030(A)		$851	$867
4.750%, 01/16/2030		5,300	5,402
4.625%, 10/04/2047		2,900	2,512
3.750%, 01/21/2055		1,470	1,040
			14,982
Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		1,140	612
6.250%, 05/23/2033		926	536
5.375%, 06/08/2037	EUR	420	268
4.750%, 03/13/2028		350	285
			1,701
Serbia — 0.4%
Serbia International Bond
6.000%, 06/12/2034		$2,725	2,822
2.125%, 12/01/2030		689	602
Telecommunications co Telekom Srbija AD Belgrade
7.000%, 10/28/2029		200	200
			3,624
South Africa — 5.3%
Absa Bank MTN (H)
0.000%, 04/16/2026(E)	EGP	92,200	1,800
Eskom Holdings SOC MTN
7.500%, 09/15/2033	ZAR	35,000	1,960
Republic of South Africa Government Bond
11.625%, 03/31/2053		25,000	1,902
9.000%, 01/31/2040		68,803	4,158
8.875% 02/28/2035		29,302	1,840
8.750% 01/31/2044		143,448	8,281
8.750% 02/28/2048		186,501	10,820
8.500% 01/31/2037		17,212	1,029
8.250% 03/31/2032		24,060	1,485
8.000% 01/31/2030		57,400	3,535
6.500% 02/28/2041		23,519	1,124
6.250% 03/31/2036		12,819	657
Republic of South Africa Government International Bond
7.250%, 12/11/2055(A)		$2,561	2,539
6.125%, 12/11/2037(A)		4,546	4,484
5.750%, 09/30/2049		5,938	5,006
			50,620
Sri Lanka — 0.6%
Sri Lanka Government International Bond
4.000%, 04/15/2028		300	288
3.600%, 06/15/2035(A)(B)		1,916	1,456
3.600%, 06/15/2035(B)		687	522
3.600%, 05/15/2036(A)(B)		38	35
3.600%, 02/15/2038(B)		2,278	2,075
3.600%, 02/15/2038(A)(B)		950	866

SEI Institutional International Trust	51

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.350%, 03/15/2033(B)		$929	$799
			6,041
Supra-National — 2.6%
Andina de Fomento MTN
7.700%, 03/06/2029	INR	190,000	2,150
Asian Development Bank MTN
20.000%, 03/27/2026	NGN	189,000	131
10.100%, 01/23/2026	COP	3,116,000	820
4.500%, 05/30/2028	PEN	3,000	881
Asian Infrastructure Investment Bank MTN
7.200%, 07/02/2031	INR	36,100	404
7.000%, 03/01/2029		110,000	1,235
6.650%, 06/30/2033		302,200	3,319
European Bank for Reconstruction & Development MTN
22.500%, 07/31/2026	NGN	425,000	298
21.000%, 07/21/2026		350,000	242
Inter-American Development Bank MTN
7.000%, 08/08/2033	INR	224,000	2,516
International Bank for Reconstruction & Development MTN
7.050%, 07/22/2029		109,000	1,225
6.750%, 07/13/2029		182,600	2,035
6.500%, 04/17/2030		180,000	1,963
2.500%, 01/13/2031	CNY	22,000	3,229
2.250%, 01/19/2029		6,000	868
International Finance MTN
0.000%, 08/16/2028(E)	COP	16,480,000	3,172
			24,488
Swaziland — 0.1%
Eswatini Government Bond MTN
12.175%, 08/01/2030	ZAR	7,000	432
11.875%, 05/08/2027		9,000	556
			988
Tajikistan — 0.1%
Republic of Tajikistan International Bond
7.125%, 09/14/2027		$860	862

Thailand — 1.4%
Thailand Government Bond
3.450%, 06/17/2043	THB	82,437	3,051
3.390%, 06/17/2037		22,914	846
3.350%, 06/17/2033		55,000	1,985
3.300%, 06/17/2038		69,684	2,549
2.800%, 06/17/2034		28,924	1,007
2.750%, 06/17/2052		1,861	63
2.410%, 03/17/2035		44,400	1,507
2.125%, 12/17/2026		5,000	160
2.000%, 06/17/2042		44,962	1,392
1.600%, 12/17/2029		15,300	493
			13,053
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Trinidad & Tobago — 0.4%
Port of Spain Waterfront Development
7.875%, 02/19/2040		$2,059	$2,054
7.875%, 02/19/2040(A)		1,004	1,002
Telecommunications Services of Trinidad & Tobago
8.875%, 10/18/2029		610	619
			3,675
Tunisia — 0.2%
Tunisian Republic MTN
3.500%, 02/03/2033	JPY	400,000	2,093

Turkey — 3.5%
Hazine Mustesarligi Varlik Kiralama
6.750%, 09/01/2030(A)		$2,311	2,423
TC Ziraat Bankasi
7.250%, 02/04/2030(A)		1,371	1,425
TC Ziraat Bankasi MTN
7.250%, 02/04/2030		225	234
Turk Telekomunikasyon
6.950%, 10/07/2032(A)		1,653	1,689
Turkiye Government Bond
41.000%, 05/05/2027	TRY	50,000	1,237
37.840%, 07/14/2027		50,000	1,210
31.080%, 11/08/2028		50,000	1,152
30.000%, 09/12/2029		294,140	6,662
26.200%, 10/05/2033		176,276	3,987
Turkiye Government International Bond
9.875%, 01/15/2028		$1,968	2,165
6.800%, 11/04/2036		1,200	1,212
5.750%, 05/11/2047		7,785	6,390
Turkiye Ihracat Kredi Bankasi MTN
6.875%, 07/03/2028(A)		394	407
Zorlu Enerji Elektrik Uretim
11.000%, 04/23/2030		4,260	3,683
			33,876
Ukraine — 1.0%
(H)
15.840%, 02/26/2025		–	–
NAK Naftogaz Ukraine via Kondor Finance
7.125%, 07/19/2026(G)	EUR	506	500
NPC Ukrenergo
6.875%, 11/09/2026(G)		731	622
Ukraine Government International Bond
7.750%, 05/31/2041 (C)(G)		$1,580	1,613
4.500%, 02/01/2029(B)		235	175
4.500%, 02/01/2034(B)		526	321
4.500%, 02/01/2035(B)		1,374	822
4.500%, 02/01/2036(B)		592	348
0.000%, 02/01/2030(B)(D)		205	121
0.000%, 02/01/2034(B)(D)		4,670	2,219
0.000%, 02/01/2035(B)(D)		3,634	2,056
0.000%, 02/01/2035(A)(B)(D)		174	99

52	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
0.000%, 02/01/2036(B)(D)		$540	$307
			9,203
United Arab Emirates — 1.2%
Abu Dhabi Developmental Holding PJSC MTN
4.500%, 05/06/2030(A)		869	876
Abu Dhabi Government International Bond
4.250%, 10/02/2035(A)		3,322	3,291
3.125%, 09/30/2049		4,924	3,519
Abu Dhabi Government International Bond MTN
1.625%, 06/02/2028		1,512	1,435
DAE Sukuk Difc MTN
4.500%, 10/16/2030(A)		427	422
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050		2,304	1,554
Pearl Petroleum
13.000%, 05/15/2028(A)		700	759
			11,856
Uruguay — 1.3%
Uruguay Government International Bond
9.750%, 07/20/2033	UYU	7,600	218
8.000%, 10/29/2035		15,400	406
5.750%, 10/28/2034		$4,804	5,119
5.100%, 06/18/2050		201	189
Uruguay Monetary Regulation Bill
0.000%, 06/05/2026(E)(F)	UYU	12,400	307
0.000%, 07/31/2026(E)(F)		39,869	977
0.000%, 09/04/2026(E)(F)		107,939	2,627
0.000%, 10/02/2026(E)(F)		101,605	2,459
			12,302
Uzbekistan — 1.3%
Jscb Agrobank
9.250%, 10/02/2029		$300	323
National Bank of Uzbekistan
19.875%, 07/05/2027	UZS	4,200,000	359
Republic of Uzbekistan International Bond
16.250%, 10/12/2026(A)		5,740,000	487
15.500%, 02/25/2028(A)		36,240,000	3,157
6.947%, 05/25/2032(A)		$615	664
6.947%, 05/25/2032		400	432
5.375%, 05/29/2027	EUR	780	936
3.900%, 10/19/2031		$1,420	1,312
TBC Bank Group PLC (H)
22.000%, 06/05/2028		20,800,000	1,883
Uzbek Industrial and Construction Bank ATB
21.000%, 07/24/2027	UZS	10,220,000	902
8.950%, 07/24/2029		$500	536
Uzbekneftegaz JSC
8.750%, 05/07/2030		1,000	1,068
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.750%, 11/16/2028		$772	$743
			12,802
Venezuela — 1.6%
La Electricidad de Caracas
8.500%, 12/31/2059(G)		1,479	226
Petroleos de Venezuela
12.750%, 02/17/2022(G)		2,230	630
9.750%, 05/17/2035(G)		11,310	2,912
9.000%, 11/17/2021(G)		5,300	1,344
6.000%, 05/16/2024(G)		3,785	878
6.000%, 05/16/2024(G)		392	91
6.000%, 11/15/2026(G)		1,778	422
5.375%, 04/12/2027(G)		4,061	942
Venezuela Government International Bond
12.750%, 08/23/2022(G)		4,085	1,276
11.950%, 08/05/2031(G)		6,990	2,272
9.000%, 05/07/2023(G)		385	108
9.000%, 05/07/2026(G)	VE	6,419	1,797
7.750%, 10/13/2029(G)		$9,140	2,422
			15,320
Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029(A)		681	673

Zambia — 0.2%
Zambia Government International Bond
5.750%, 06/30/2033(B)		1,119	1,102
0.500%, 12/31/2053		658	460
			1,562
Total Global Bonds
(Cost $833,339) ($ Thousands)			886,527

U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Bill
3.579%, 02/17/2026 (F)		2,100	2,090
3.534%, 01/27/2026 (F)		950	948
U.S. Treasury Note
3.792%, USBMMY3M + 0.190%, 10/31/2027 (C)		5,500	5,504
3.761%, USBMMY3M + 0.159%, 07/31/2027 (C)		3,100	3,102
3.125%, 08/31/2029		3,500	3,441

Total U.S. Treasury Obligations
(Cost $14,954) ($ Thousands)			15,085

SEI Institutional International Trust	53

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 0.9%
Cote d'Ivoire — 0.5%
Republic of Cote d'Ivoire, First Lien
4.920%, 07/14/2026 (H)	1,972	$2,316
4.916%, 03/18/2026	2,210	2,589
		4,905
Russia — 0.1%
SRBIJA
7.972%, 06/13/2029 (H)	1,000	1,169

Tanzania — 0.3%
United Republic of Tanzania, First Lien
9.135%, 04/28/2031 (H)	260	258
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
9.127%, 02/06/2032 (H)	2,375	$2,375
		2,633

Total Loan Participations
(Cost $8,522) ($ Thousands)		8,707

PURCHASED OPTIONS — 0.1%
Total Purchased Options
(Cost $1,198) ($ Thousands)		1,396

Total Investments in Securities — 95.4%
(Cost $858,013) ($ Thousands)		$911,715

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $567) ($ Thousands)		$(495)

A list of open exchange traded options contracts for the Fund at December 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.1%
Put Options
EUR PUT/HUF CALL	180,000	$67,500	$375.00	5/16/2026	$37
EUR PUT/HUF CALL	180,000	67,500	375.00	5/16/2026	35
EUR PUT/HUF CALL	180,000	66,600	370.00	4/18/2026	17
EUR PUT/HUF CALL	340,000	127,500	375.00	3/21/2026	51
EUR PUT/HUF CALL	345,000	129,375	375.00	4/18/2026	51
EUR PUT/HUF CALL	180,000	68,400	380.00	5/16/2026	58
EUR PUT/HUF CALL	180,000	68,400	380.00	4/18/2026	57
EUR PUT/HUF CALL	180,000	65,700	365.00	5/16/2026	12
EUR PUT/HUF CALL	180,000	65,700	365.00	5/16/2026	11
EUR PUT/HUF CALL	180,000	66,600	370.00	5/16/2026	18
USD PUT/BRL CALL	7,000,000	37,730	5.39	1/17/2026	18
USD PUT/BRL CALL	7,000,000	37,730	5.39	3/21/2026	59
USD PUT/CLP CALL	3,400,000	3,094,000	910.00	2/21/2026	72
USD PUT/HUF CALL	7,300,000	2,343,300	321.00	3/21/2026	46
USD PUT/HUF CALL	200,000	63,600	318.00	1/17/2026	2
USD PUT/ILS CALL	735,000	2,278	3.10	2/21/2026	116
USD PUT/INR CALL	7,400,000	654,900	88.50	5/16/2026	16
USD PUT/INR CALL	6,900,000	609,270	88.30	1/17/2026	–
USD PUT/INR CALL	6,900,000	603,750	87.50	1/17/2026	1
USD PUT/JPY CALL	730,000	89,060	122.00	7/18/2026	3
USD PUT/MXN CALL	5,200,000	91,780	17.65	3/21/2026	19
USD PUT/PLN CALL	7,000,000	24,710	3.53	3/21/2026	51
USD PUT/ZAR CALL	170,000	2,686	15.80	4/18/2026	19
USD PUT/ZAR CALL	6,900,000	115,575	16.75	1/17/2026	105
USD PUT/ZAR CALL	7,000,000	117,600	16.80	3/21/2026	150
USD PUT/ZAR CALL	7,300,000	123,370	16.90	2/21/2026	165

54	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

Emerging Markets Debt Fund (Continued)

A list of open exchange traded options contracts for the Fund at December 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS (continued)
USD PUT/ZAR CALL	3,300,000	$58,021	$17.58	12/19/2026	$207
		8,862,635			1,396

Total Purchased Options		$8,862,635			$1,396
WRITTEN OPTIONS — 0.0%
Put Options
USD PUT/BRL CALL	(10,500,000)	$(55,440)	5.28	01/17/2026	$(4)
USD PUT/BRL CALL	(10,500,000)	(55,230)	5.26	03/21/2026	(32)
USD PUT/CLP CALL	(3,500,000)	(3,097,500)	885.00	02/21/2026	(28)
USD PUT/HUF CALL	(9,490,000)	(2,979,860)	314.00	03/21/2026	(22)
USD PUT/INR CALL	(6,900,000)	(601,680)	87.20	01/17/2026	–
USD PUT/INR CALL	(11,100,000)	(949,050)	85.50	05/16/2026	(5)
USD PUT/PLN CALL	(10,500,000)	(36,120)	3.44	03/21/2026	(25)
USD PUT/ZAR CALL	(9,660,000)	(157,941)	16.35	01/17/2026	(32)
USD PUT/ZAR CALL	(10,500,000)	(171,150)	16.30	03/21/2026	(72)
USD PUT/ZAR CALL	(10,950,000)	(181,770)	16.60	02/21/2026	(109)
		(8,285,741)			(329)
Call Options
USD CALL/BRL PUT	(7,000,000)	(39,900)	5.70	04/18/2026	(143)
USD CALL/CLP PUT	(1,700,000)	(1,700,000)	1,000.00	06/20/2026	(9)
USD CALL/CLP PUT	(3,500,000)	(3,290,000)	940.00	02/21/2026	(14)
		(5,029,900)			(166)
Total Written Options		$(13,315,641)			$(495)

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Short Contracts
Euro-Schatz	(7)	Mar-2026	$(874)	$(878)	$1
U.S. 2-Year Treasury Note	(14)	Mar-2026	(2,922)	(2,923)	(1)
U.S. 5-Year Treasury Note	(48)	Mar-2026	(5,266)	(5,247)	19
U.S. 10-Year Treasury Note	(12)	Mar-2026	(1,360)	(1,349)	11
			$(10,422)	$(10,397)	$30

A list of the open forward foreign currency contracts held by the Fund at December 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/16/26	USD	664	COP	2,535,740	$2
Bank of America	02/03/26	USD	299	BRL	1,615	(6)
Bank of America	02/23/26	USD	245	CLP	222,705	3
Bank of America	03/10/26	BRL	4,457	USD	805	4
Bank of America	03/18/26	USD	563	PEN	1,900	—
Bank of America	03/18/26	USD	1,444	MXN	26,481	18
Bank of America	03/18/26	MXN	1,568	USD	86	—
Bank of America	03/18/26	USD	2,337	PLN	8,505	28
Bank of America	03/18/26	PLN	434	USD	121	—

SEI Institutional International Trust	55

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	03/18/26	PLN	4,126	USD	1,129	$(19)
Bank of America	03/18/26	HUF	814,774	USD	2,470	(11)
Bank of America	03/18/26	COP	53,680,217	USD	13,872	6
Bank of America	03/25/26	IDR	867,016	USD	52	—
Bank of America	03/25/26	IDR	32,314,869	USD	1,928	(3)
Bank of America	04/06/26	BRL	5,827	USD	1,050	11
Bank of America	05/11/26	USD	1,426	HUF	490,228	61
Barclays PLC	01/14/26	EUR	10,200	USD	11,908	(79)
Barclays PLC	01/15/26	GBP	3,850	USD	5,111	(67)
Barclays PLC	02/02/26	USD	1,195	TRY	54,900	53
Barclays PLC	02/03/26	USD	46	BRL	260	—
Barclays PLC	02/03/26	USD	388	BRL	2,104	(7)
BBVA Securities Inc.	03/18/26	USD	529	PEN	1,787	1
BNP Paribas	01/05/26	EUR	271	PLN	1,150	2
Citigroup	01/16/26	USD	667	COP	2,535,740	(1)
Citigroup	03/18/26	COP	1,340,000	USD	347	1
Citigroup	03/30/26	USD	375	KZT	209,297	27
Citigroup	03/30/26	KZT	1,139,460	USD	2,096	(93)
Deutsche Bank	01/05/26	BRL	288	USD	53	—
Deutsche Bank	01/09/26	USD	615	PLN	2,269	16
Deutsche Bank	01/09/26	PLN	1,272	USD	348	(5)
Deutsche Bank	01/12/26	HUF	269,960	USD	800	(25)
Deutsche Bank	01/14/26	EUR	100	USD	116	(1)
Deutsche Bank	01/22/26	USD	615	UZS	7,547,205	12
Deutsche Bank	01/22/26	USD	1,100	EGP	54,051	25
Deutsche Bank	01/22/26	UZS	3,380,000	USD	282	1
Deutsche Bank	01/26/26	KZT	565,600	USD	1,068	(39)
Deutsche Bank	02/03/26	INR	74,285	USD	830	6
Deutsche Bank	02/04/26	ZAR	9,566	USD	552	(24)
Deutsche Bank	02/19/26	MXN	15,540	USD	840	(20)
Deutsche Bank	03/05/26	USD	4,816	HUF	1,580,119	(1)
Deutsche Bank	03/18/26	PEN	117	USD	35	—
Deutsche Bank	03/18/26	USD	781	EGP	40,490	47
Deutsche Bank	03/18/26	USD	941	ILS	3,033	11
Deutsche Bank	03/18/26	USD	1,645	CLP	1,509,271	34
Deutsche Bank	03/18/26	USD	1,679	MXN	30,851	25
Deutsche Bank	03/18/26	USD	2,609	INR	237,062	11
Deutsche Bank	03/18/26	PLN	14,189	USD	3,901	(46)
Deutsche Bank	03/18/26	INR	19,581	USD	215	(2)
Deutsche Bank	03/18/26	MXN	36,210	USD	1,993	(6)
Deutsche Bank	03/18/26	COP	2,265,639	USD	578	(7)
Deutsche Bank	03/25/26	IDR	1,438,650	USD	86	—
Deutsche Bank	03/30/26	USD	979	KZT	545,764	69
Deutsche Bank	03/30/26	KZT	520,540	USD	963	(37)
Deutsche Bank	04/01/26	EUR	1,141	USD	1,342	(3)
Deutsche Bank	04/01/26	USD	1,328	EUR	1,120	(7)
Deutsche Bank	04/01/26	USD	1,340	HUF	455,699	46
Deutsche Bank	04/01/26	HUF	447,440	USD	1,328	(33)
Deutsche Bank	04/08/26	EUR	690	USD	806	(8)
Deutsche Bank	04/08/26	USD	810	EUR	690	4

56	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	04/08/26	USD	824	HUF	276,228	$16
Deutsche Bank	04/08/26	HUF	276,228	USD	810	(30)
Deutsche Bank	04/24/26	ZAR	9,736	USD	578	(5)
Deutsche Bank	05/08/26	INR	155,034	USD	1,740	34
Deutsche Bank	05/11/26	USD	1,421	EUR	1,188	(17)
Deutsche Bank	05/11/26	HUF	490,228	USD	1,421	(67)
Deutsche Bank	05/26/26	EUR	1,188	USD	1,405	1
Deutsche Bank	05/26/26	USD	1,406	EUR	1,188	(2)
Deutsche Bank	05/26/26	USD	1,453	HUF	483,991	15
Deutsche Bank	05/26/26	HUF	483,991	USD	1,406	(61)
Deutsche Bank	06/11/26	USD	565	UZS	7,004,580	18
Deutsche Bank	07/01/26	JPY	121,519	USD	876	89
Deutsche Bank	11/20/26	USD	582	UZS	7,547,205	45
Deutsche Bank	05/12/27	USD	694	UZS	9,331,000	82
Deutsche Bank	12/13/27	USD	572	UZS	7,913,928	86
Goldman Sachs	01/05/26	USD	7,554	BRL	40,775	(123)
Goldman Sachs	02/03/26	USD	7,342	BRL	40,723	26
Goldman Sachs	02/04/26	ZAR	20,928	USD	1,199	(61)
Goldman Sachs	03/18/26	USD	185	MXN	3,350	—
Goldman Sachs	03/18/26	PLN	858	USD	239	—
Goldman Sachs	03/18/26	TRY	1,583	USD	35	—
Goldman Sachs	03/18/26	USD	4,562	CZK	94,905	57
Goldman Sachs	03/18/26	USD	5,307	THB	168,183	64
Goldman Sachs	03/18/26	RON	14,110	USD	3,207	(35)
Goldman Sachs	03/18/26	CZK	24,104	USD	1,159	(14)
Goldman Sachs	03/18/26	ZAR	35,708	USD	2,104	(40)
Goldman Sachs	03/18/26	HUF	292,504	USD	884	(7)
Goldman Sachs	03/25/26	USD	184	IDR	3,100,000	1
Goldman Sachs	04/06/26	USD	323	BRL	1,766	(8)
HSBC	01/08/26	RON	5,386	USD	1,222	(19)
HSBC	01/26/26	TRY	6,860	USD	156	(1)
HSBC	02/02/26	USD	1,694	TRY	75,333	20
HSBC	03/25/26	IDR	37,862,017	USD	2,262	(1)
HSBC	06/10/26	USD	117	TRY	5,700	2
ICBC Financial Services	04/30/26	USD	979	KZT	553,399	74
ICBC Financial Services	11/13/26	USD	1,573	KZT	930,000	99
Instinet, LLC	01/08/26	RON	4,897	USD	1,112	(17)
JPMorgan Chase Bank	01/09/26	PLN	3,075	USD	840	(15)
JPMorgan Chase Bank	01/12/26	USD	902	HUF	300,361	16
JPMorgan Chase Bank	01/12/26	HUF	26,880	USD	80	(3)
JPMorgan Chase Bank	01/13/26	PEN	14,803	USD	4,394	(6)
JPMorgan Chase Bank	01/14/26	EUR	700	USD	817	(6)
JPMorgan Chase Bank	01/14/26	COP	25,427,948	USD	6,742	53
JPMorgan Chase Bank	01/15/26	USD	90	IDR	1,500,000	—
JPMorgan Chase Bank	01/15/26	USD	2,973	IDR	49,587,525	(1)
JPMorgan Chase Bank	01/15/26	INR	417,136	USD	4,625	(11)
JPMorgan Chase Bank	01/20/26	USD	1,167	KRW	1,646,000	(25)
JPMorgan Chase Bank	01/20/26	UZS	4,588,247	USD	348	(34)
JPMorgan Chase Bank	02/02/26	USD	488	PEN	1,700	17
JPMorgan Chase Bank	02/02/26	USD	2,199	PHP	129,164	(10)

SEI Institutional International Trust	57

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	02/03/26	USD	297	BRL	1,612	$(6)
JPMorgan Chase Bank	02/03/26	USD	333	MXN	6,200	11
JPMorgan Chase Bank	02/04/26	USD	2,083	ZAR	36,069	89
JPMorgan Chase Bank	02/04/26	ZAR	20,744	USD	1,132	(118)
JPMorgan Chase Bank	02/09/26	USD	4,149	MXN	77,669	155
JPMorgan Chase Bank	02/09/26	USD	4,222	ZAR	73,172	184
JPMorgan Chase Bank	02/09/26	PLN	15,526	USD	4,227	(91)
JPMorgan Chase Bank	02/09/26	MXN	148,468	USD	7,936	(292)
JPMorgan Chase Bank	02/09/26	ZAR	179,216	USD	10,208	(582)
JPMorgan Chase Bank	02/11/26	USD	7,908	KRW	11,389,562	—
JPMorgan Chase Bank	02/12/26	USD	127	ILS	424	6
JPMorgan Chase Bank	02/12/26	ILS	5,075	USD	1,480	(113)
JPMorgan Chase Bank	02/13/26	COP	2,039,000	USD	534	4
JPMorgan Chase Bank	03/02/26	USD	416	PHP	24,651	1
JPMorgan Chase Bank	03/09/26	USD	521	BRL	2,925	5
JPMorgan Chase Bank	03/09/26	USD	86	BRL	472	(2)
JPMorgan Chase Bank	03/09/26	CLP	3,246	USD	4	—
JPMorgan Chase Bank	03/09/26	USD	4,739	HUF	1,575,570	61
JPMorgan Chase Bank	03/09/26	USD	13,565	CNY	95,428	118
JPMorgan Chase Bank	03/10/26	ZAR	9,077	USD	527	(18)
JPMorgan Chase Bank	03/16/26	USD	149	UYU	6,090	6
JPMorgan Chase Bank	03/18/26	USD	238	EGP	11,797	3
JPMorgan Chase Bank	03/18/26	USD	966	MXN	17,590	5
JPMorgan Chase Bank	03/18/26	USD	1,633	CNY	11,468	13
JPMorgan Chase Bank	03/18/26	USD	1,737	INR	157,088	(1)
JPMorgan Chase Bank	03/18/26	EUR	2,096	USD	2,456	(14)
JPMorgan Chase Bank	03/18/26	USD	2,365	ZAR	40,475	66
JPMorgan Chase Bank	03/18/26	THB	2,723	USD	86	(1)
JPMorgan Chase Bank	03/18/26	EGP	3,389	USD	69	—
JPMorgan Chase Bank	03/18/26	TRY	19,120	USD	416	(6)
JPMorgan Chase Bank	03/18/26	ZAR	45,571	USD	2,661	(75)
JPMorgan Chase Bank	03/18/26	CLP	47,377	USD	52	(1)
JPMorgan Chase Bank	03/18/26	COP	1,524,762	USD	396	2
JPMorgan Chase Bank	03/26/26	USD	81	GHS	1,113	20
JPMorgan Chase Bank	03/30/26	USD	122	GHS	1,669	30
JPMorgan Chase Bank	03/30/26	USD	735	PLN	2,637	(2)
JPMorgan Chase Bank	03/31/26	USD	486	GHS	6,320	90
JPMorgan Chase Bank	04/14/26	USD	81	GHS	1,019	11
JPMorgan Chase Bank	04/16/26	EGP	81,635	USD	1,591	(61)
JPMorgan Chase Bank	05/11/26	EUR	712	USD	836	(5)
JPMorgan Chase Bank	06/09/26	USD	41	BDT	5,111	1
JPMorgan Chase Bank	07/01/26	USD	870	JPY	121,519	(83)
JPMorgan Chase Bank	09/09/26	USD	123	BDT	15,549	4
JPMorgan Chase Bank	09/21/26	USD	81	BDT	10,251	2
JPMorgan Chase Bank	12/15/26	USD	127	AZN	228	7
JPMorgan Chase Bank	11/14/28	USD	447	AMD	187,640	5
Morgan Stanley	01/14/26	USD	428	JPY	64,800	(14)
Morgan Stanley	01/14/26	EUR	2,900	USD	3,377	(31)
Morgan Stanley	01/14/26	JPY	318,000	USD	2,133	101
Morgan Stanley	01/15/26	USD	132	GBP	100	2

58	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	01/26/26	USD	1,394	TRY	62,236	$29
Morgan Stanley	01/29/26	USD	575	ZAR	10,100	33
Morgan Stanley	02/02/26	USD	2,502	TRY	111,267	29
Morgan Stanley	02/04/26	USD	204	ZAR	3,641	16
Morgan Stanley	02/04/26	ZAR	1,727	USD	100	(4)
Morgan Stanley	02/19/26	MXN	1,127	USD	60	(2)
Morgan Stanley	03/03/26	USD	145	BRL	800	(1)
Morgan Stanley	03/18/26	USD	198	MXN	3,636	3
Morgan Stanley	03/18/26	CNY	484	USD	69	—
Morgan Stanley	03/18/26	CZK	713	USD	35	—
Morgan Stanley	03/18/26	MXN	1,750	USD	95	(1)
Morgan Stanley	03/18/26	USD	1,883	EGP	93,106	20
Morgan Stanley	03/18/26	USD	1,893	ZAR	32,510	58
Morgan Stanley	03/18/26	USD	3,462	CNY	24,104	(2)
Morgan Stanley	03/18/26	ZAR	3,926	USD	230	(6)
Morgan Stanley	03/18/26	PEN	6,295	USD	1,865	(2)
Morgan Stanley	03/18/26	HUF	79,475	USD	241	(1)
Morgan Stanley	03/18/26	CLP	727,739	USD	793	(17)
Morgan Stanley	06/17/26	USD	1,157	EGP	58,549	1
Morgan Stanley	11/13/26	USD	853	KZT	503,900	53
Morgan Stanley	12/03/26	ZAR	32,610	USD	1,858	(61)
RBC	03/18/26	PEN	868	USD	257	(1)
SCB Securities	01/05/26	EUR	73	PLN	310	—
SCB Securities	01/05/26	EUR	3,596	CZK	87,000	4
SCB Securities	01/05/26	CZK	5,650	EUR	234	—
SCB Securities	01/05/26	USD	8,468	CZK	176,215	95
SCB Securities	01/05/26	USD	13,442	PLN	49,021	193
SCB Securities	01/08/26	USD	1,318	RON	5,701	(4)
SCB Securities	01/08/26	RON	2,640	EUR	517	(2)
SCB Securities	01/08/26	RON	5,078	USD	1,153	(17)
SCB Securities	01/15/26	USD	1,812	THB	58,570	49
SCB Securities	01/16/26	USD	1,134	COP	4,335,675	4
SCB Securities	01/20/26	PEN	67	USD	20	—
SCB Securities	01/21/26	USD	697	UZS	8,986,987	51
SCB Securities	01/26/26	USD	217	KZT	114,750	7
SCB Securities	01/26/26	USD	1,394	TRY	62,236	29
SCB Securities	01/28/26	UZS	3,174,993	USD	257	(7)
SCB Securities	02/03/26	EUR	345	PLN	1,460	—
SCB Securities	02/03/26	EUR	3,362	CZK	81,350	1
SCB Securities	02/03/26	RON	5,701	USD	1,316	4
SCB Securities	02/03/26	USD	8,566	CZK	176,215	4
SCB Securities	02/03/26	USD	13,633	PLN	49,021	3
SCB Securities	02/05/26	USD	586	UZS	7,161,937	10
SCB Securities	03/18/26	USD	1,037	ZAR	17,802	32
SCB Securities	03/18/26	USD	4,738	EUR	4,010	(12)
SCB Securities	03/18/26	EUR	6,071	USD	7,173	18
SCB Securities	03/18/26	USD	15,581	MXN	282,799	31
SCB Securities	03/25/26	USD	79	BDT	9,811	1
SCB Securities	06/03/26	USD	411	AZN	725	15
SCB Securities	06/10/26	USD	1,038	TRY	50,772	16

SEI Institutional International Trust	59

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
SCB Securities	08/10/26	USD	119	BDT	15,180	$5
SCB Securities	12/03/26	ZAR	1,500	USD	87	(1)
Societe Generale	01/08/26	RON	850	EUR	166	—
Societe Generale	01/08/26	USD	1,113	RON	4,824	(2)
Societe Generale	02/03/26	RON	4,824	USD	1,112	1
Societe Generale	02/03/26	USD	17,704	BRL	96,927	(167)
Societe Generale	03/18/26	PEN	42,648	USD	12,608	(42)
Societe Generale	04/30/26	USD	979	KZT	551,020	69
Societe Generale	05/08/26	USD	1,080	KZT	603,033	64
Societe Generale	11/12/26	USD	998	KZT	588,468	61
Standard Bank	03/18/26	USD	52	PHP	3,067	—
Standard Bank	03/18/26	USD	350	THB	11,048	3
Standard Bank	03/18/26	USD	654	EGP	32,594	12
Standard Bank	03/18/26	USD	1,708	KRW	2,525,699	49
Standard Bank	03/18/26	THB	4,363	USD	138	(1)
Standard Bank	03/18/26	USD	5,208	MYR	21,370	91
Standard Bank	03/18/26	MYR	7,443	USD	1,832	(14)
Standard Bank	03/18/26	ZAR	16,335	USD	945	(36)
Standard Bank	03/18/26	PHP	115,592	USD	1,942	(13)
Standard Bank	03/18/26	INR	117,574	USD	1,289	(10)
Standard Bank	03/25/26	USD	617	IDR	10,372,575	3
Standard Bank	05/08/26	INR	8,544	USD	95	1
State Street	01/14/26	EUR	1,300	USD	1,519	(9)
State Street	01/15/26	GBP	400	USD	525	(13)
TD Securities	01/16/26	USD	666	COP	2,528,400	(2)
TD Securities	01/16/26	COP	11,935,556	USD	3,150	17
TD Securities	03/18/26	USD	3,117	COP	11,935,556	(34)
TD Securities	03/18/26	USD	12,190	INR	1,104,235	10
TD Securities	03/18/26	COP	21,616,654	USD	5,516	(67)
Wells Fargo	01/08/26	EUR	685	RON	3,490	(1)
Wells Fargo	01/08/26	USD	1,117	RON	4,836	(3)
Wells Fargo	02/03/26	RON	3,490	EUR	683	—
Wells Fargo	02/03/26	RON	4,836	USD	1,116	2
						$298

A list of open OTC swap agreements held by the Fund at December 31, 2025, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	COLOMBIA	Buy	1.00%	Quarterly	12/20/2026	$4,300	$(6)	$(6)	$—
Morgan Stanley	EGYPT	Buy	1.00%	Quarterly	12/20/2028	500	14	111	(97)
Bank of America	ISRAEL	Buy	1.00%	Quarterly	12/20/2029	900	(14)	15	(29)
JPMorgan Chase	ISRAEL	Buy	1.00%	Quarterly	12/20/2029	300	(5)	4	(9)
Morgan Stanley	MEXICO	Buy	1.00%	Quarterly	12/20/2029	4,800	(53)	31	(84)
JPMorgan Chase	SOUTH AFRICA	Buy	1.00%	Quarterly	12/20/2026	3,300	(24)	(10)	(14)
Morgan Stanley	SOUTH AFRICA	Buy	1.00%	Quarterly	12/20/2026	5,000	(26)	8	(34)
Morgan Stanley	SOUTH AFRICA	Buy	1.00%	Quarterly	12/20/2030	600	9	16	(7)
Morgan Stanley	SOUTH AFRICA	Buy	1.00%	Quarterly	12/20/2030	2,300	35	87	(52)
							$(70)	$256	$(326)

60	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

Emerging Markets Debt Fund (Continued)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	37.22%	BISTTREF	Quarterly	11/03/2026	TRY	72,400	$17	$–	$17
JPMorgan Chase	37%	ISTTREF	Quarterly	11/10/2026	TRY	72,400	(4)	–	(4)
							$13	$–	$13

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	JPEMXCUS	Asset Returns	JPEMXCUS + 0BPS	Monthly	01/06/2026	USD	4,100	$(23)	$–	$(23)
JPMorgan Chase	JPEMXCUS	Asset Returns	USD SOFR +0BPS	Annually	01/09/2026	USD	2,200	(11)	–	(11)
JPMorgan Chase	ZAMBIA	USD - SECURED OVERNIGHT FINANCING RATE	ZAMBIA	Annually	01/06/2026	USD	388	24	–	24
JPMorgan Chase	ZAMBIA	USD - SECURED OVERNIGHT FINANCING RATE	ZAMBIA	Annually	06/27/2026	USD	418	(3)	–	(3)
JPMorgan Chase	ZAMBIA	USD - SECURED OVERNIGHT FINANCING RATE	ZAMBIA	Annually	06/28/2026	USD	525	2	–	2
								$(11)	$–	$(11)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2025, are as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.EM.44.V1	Buy	1.00%	Quarterly	12/20/2030	$8,400	$90	$96	$(6)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.40%	THB - THOR	Quarterly	12/17/2035	THB	82,000	$52	$–	$52
6-MONTH EURO INTERBANK OFFER RATE	2.8% FIXED	Annually	12/17/2055	EUR	3,300	350	116	234
CETIP	15%	Annually	01/02/2029	BRL	39,002	423	(4)	427
2.2%	EURIBOR	Annually	03/19/2035	EUR	4,500	294	21	273
SOFR	4.07%	Annually	02/13/2030	USD	1,802	46	–	46
3.9%	6-MONTH PRIBOR	Annually	06/18/2035	CZK	15,000	11	2	9
THB - THOR	1.718%	Quarterly	06/18/2030	THB	45,000	32	–	32
1-DAY MIBOR	5.96%	Semi-Annually	06/18/2030	INR	410,000	14	–	14
8.87%	COOVIBR	Quarterly	09/17/2035	COP	4,800,000	152	–	152
4.45%	6-MONTH WIBOR	Annually	09/17/2035	PLN	8,700	(50)	4	(54)
CLICP	4.712%	Semi-Annually	09/17/2030	CLP	300,000	(1)	–	(1)
5.165%	CLICP	Semi-Annually	09/17/2035	CLP	1,200,000	(1)	–	(1)
6-MONTH BUBOR	5.85%	Semi-Annually	09/17/2028	HUF	600,000	(4)	(6)	2
6-MONTH BUBOR	6.05%	Semi-Annually	09/17/2030	HUF	800,000	(1)	(6)	5
6-MONTH PRIBOR	5.885%	Semi-Annually	09/17/2028	HUF	1,300,000	(5)	–	(5)
9.55%	COOVIBR	Quarterly	09/17/2035	COP	2,300,000	49	–	49
3.69%	SOFR	Annually	07/02/2035	USD	4,944	33	1	32
4.1127%	SOFR	Annually	07/25/2055	USD	950	9	–	9
ZDIOVRA	13.085% FIXED	Annually	01/02/2029	BRL	60,866	(13)	–	(13)

SEI Institutional International Trust	61

SCHEDULE OF INVESTMENTS (Unaudited)

December, 31 2025

Emerging Markets Debt Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
SOFR	3.3% FIXED	Annually	10/30/2030	USD	3,498	$(25)	$–	$(25)
SOFR	3.3003% FIXED	Annually	10/30/2030	USD	3,553	(25)	–	(25)
LICP	4.7% FIXED	Semi-Annually	03/18/2031	CLP	596,000	(3)	–	(3)
BZDIOVRA	13.76% FIXED	Annually	01/04/2027	BRL	70,119	(4)	–	(4)
XIBTIEF	8.24% FIXED	Monthly	03/05/2036	MXN	36,700	1	–	1
XIBTIEF	8.285% FIXED	Monthly	03/05/2036	MXN	24,855	5	–	5
MIBOR	5.64%	Semi-Annually	03/18/2028	INR	670,000	21	8	13
3.7% FIXED	6-MONTH WIBOR	Annually	03/18/2028	PLN	25,700	(26)	–	(26)
XIBTIEF	7.745%	Monthly	03/12/2031	MXN	100,000	(11)	–	(11)
4.1507% FIXED	SOFR	Annually	12/26/2055	USD	2,500	(7)	–	(7)
SOFR	3.3635%	Annually	12/26/2027	USD	22,000	19	–	19
China 7-Day Reverse Repo Rate	1.416%	Quarterly	12/17/2029	CNY	71,890	(52)	(9)	(43)
INR - Overnight MIBOR	6.08%	Semi-Annually	12/19/2029	INR	908,000	86	–	86
6-MONTH PRIBOR	3.6745%	Semi-Annually	12/20/2034	CZK	133,930	(195)	(5)	(190)
6-MONTH WIBOR	5.0295%	Semi-Annually	12/20/2034	PLN	4,200	81	–	81
1-DAY MXIBTIEE	8.89%	Monthly	12/18/2026	MXN	473,064	474	27	447
CETIP	15.26%	Annually	01/02/2029	BRL	18,400	231	–	231
1-DAY MXIBTIEE	8.905%	Monthly	12/18/2026	MXN	169,316	171	–	171
THB - THOR	1.9045%	Quarterly	12/20/2029	THB	110,700	101	–	101
INR - Overnight MIBOR	6.0675%	Semi-Annually	02/03/2030	INR	332,285	28	14	14
1-DAY MIBOR	6.04%	Semi-Annually	02/04/2030	INR	336,920	26	(4)	30
1-DAY MXIBTIEE	8.5235%	Monthly	02/20/2035	MXN	142,770	209	261	(52)
2.0195%	THB - THOR	Quarterly	03/21/2035	THB	37,270	(51)	(19)	(32)
1-DAY MIBOR	5.7645%	Semi-Annually	04/09/2030	INR	213,700	(9)	2	(11)
6-MONTH WIBOR	4.0405%	Semi-Annually	04/11/2030	PLN	6,843	23	–	23
6-MONTH WIBOR	4.325%	Semi-Annually	04/15/2035	PLN	17,780	72	12	60
CETIP	13.5403%	Annually	01/02/2030	BRL	11,400	25	12	13
3-MONTH JIBAR	7.327%	Quarterly	07/10/2030	ZAR	43,200	80	–	80
1-DAY MIBOR	5.701%	Semi-Annually	07/11/2030	INR	422,300	(34)	6	(40)
CETIP	13.4043%	Annually	01/03/2028	BRL	16,600	15	–	15
CETIP	13.28%	Annually	01/03/2028	BRL	77,900	35	2	33
7.1265%	3-MONTH BA	Quarterly	08/19/2030	ZAR	6,400	(9)	–	(9)
3-MONTH BA	6.7705%	Quarterly	10/21/2030	ZAR	147,750	67	(6)	73
INR - Overnight MIBOR	5.6385%	Semi-Annually	10/24/2030	INR	181,300	(23)	(12)	(11)
CETIP	13.2893%	Annually	01/02/2029	BRL	6,950	6	–	6
1.1%	JPY - TONAR	Annually	09/18/2034	JPY	726,000	255	(8)	263
1-DAY SECURED OVERNIGHT FINANCING RATE	4% FIXED	Annually	09/17/2035	USD	18,400	323	480	(157)
4.6%	SONIA	Annually	09/17/2055	GBP	2,500	(79)	(10)	(69)
						$3,191	$879	$2,312

Percentages are based on Net Assets of $955,774 ($ Thousands).
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2025, the value of these securities amounted to $107,021 ($ Thousands), representing 11.2% of the Net Assets of the Fund.
(B)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(D)	No interest rate available.
(E)	Zero coupon security.
(F)	Interest rate represents the security's effective yield at the time of purchase.
(G)	Security is in default on interest payment.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Amount designated as “-” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

62	SEI Institutional International Trust

Glossary (abbreviations which may be used in the preceding Scheduled of Investments):

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RSD — Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
TWD — Taiwan Dollar
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
USD — U.S. Dollar
UYU — Uruguayan Peso
VND — Vietnamese Dong
ZAR — South African Rand
Portfolio Abbreviations
ACES — Alternative Credit Enhancement Structure
ADR — American Depositary Receipt
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
ARM — Adjustable Rate Mortgage
BPSW1 — GBP Swap 1 Year
BPSW5 — GBP Swap 5 Year
BROIS — Brazil Overnight Index Swap
BURBOR — Budapest Interbank Offered Rate
CETIP — Central Custody and Financial Settlement of Securities
CME — Chicago Mercantile Exchange
CDO — Collateralized Debt Obligation
CMTUSD6Y — Constant Maturity Treasury 6 Year
Cl — Class
CMO — Collateralized Mortgage Obligation
CPI — Consumer Price Index
DAC — Designated Activity Company
EUAMDBO1 — EURIBOR ICE Swap Rate 11:00am
EUAMDB05 — EURIBOR ICE Swap Rate 11:00am
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
EUR003M — EURIBOR 3 Month
EUSA1 — EUR Swap Annual 1 Year
EUSA5 — EUR Swap Annual 5 Year
EUSA6 — EUR Swap Annual 6 Year
EUSA9 — EUR Swap Annual 9 Year
EUSA12 — EUR Swap Annual 12 Year
FEDEF — U.S. Federal Funds Effective Rate
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
GUKG1 — United Kingdom Government Bonds 1 Year Note Generic Bid Yield
GUKG5 — United Kingdom Government Bonds 5 Year Note Generic Bid Yield
H15T5Y — US Treasury Curve Rate T Note Constant Maturity 5 Year
H15T7Y — US Treasury Curve Rate T Note Constant Maturity 7 Year
IO — Interest Only — face amount represents notional amount
JIBAR — Johannesburg Interbank Average Rate
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLLP — Limited Liability Limited Partnership
L.P. — Limited Partnership
MTN — Medium Term Note
MIBOR — Mumbai Interbank Offered Rate
MXN TIIE — Mexican Interbank TIIE 28-Day
NIBOR — Norwegian Interbank Offered Rate
NVDR — Non-voting Depository Receipt
OIS — Overnight Index Swap
OTC — Over The Counter
PIK — Payment-in-Kind
PO — Principal Only
PRIBOR — Prague Interbank Offered Rate
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate

SEI Institutional International Trust	63

Glossary (abbreviations which may be used in the preceding Scheduled of Investments):

(Concluded)

SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
SOFRRATE — U.S. SOFR
SONIA — Sterling Overnight Index Average
SONIO/N — SONIA Interest Rate Benchmark
SPDR — Standard & Poor's Depository Receipt
STACR — Structured Agency Credit Risk
TBA — To Be Announced
TSFR3M— CME Term SOFR 3 Month
TELBOR — Tel Aviv Interbank Offered Rate
US0003M — ICE LIBOR USD 3 Month
USBMMY3M — U.S. Treasury 3 Month Bill Money Market Yield
USISDA05 — USD ICE Swap 11:00 NY 5 Year
USSW5— USD Swap Semi 30/360 5 Year Currency
WIBOR— Warsaw Interbank Offered Rate

64	SEI Institutional International Trust